As filed with the Securities and Exchange Commission on October 1, 2001.

                                                     1933 Act File No. 2-49560
                                                    1940 Act File No. 811-2429

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933 X
                           Pre-Effective Amendment No.___

                         Post-Effective Amendment No. 59
                                                      --

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                                                        --

                                Amendment No. 47
                                              --


                             USAA MUTUAL FUND, INC.
                          ---------------------------
               (Exact Name of Registrant as Specified in Charter)

                 9800 Fredericksburg Road, San Antonio, TX 78288
                -------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (210) 498-0600
                                                           --------------

                          Michael D. Wagner, Secretary
                             USAA MUTUAL FUND, INC.
                            9800 Fredericksburg Road
                           San Antonio, TX 78288-0227
                        -------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485


____ immediately upon filing pursuant to paragraph (b)
____ on (date) pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
_X__ on (December 1, 2001) pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on (date) pursuant to paragraph (a)(2)


If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                         Exhibit Index on Pages 395 - 400
                                                               Page 1 of 540

                                     Part A



                              Prospectuses for the
           Aggressive Growth Fund, Growth Fund, Growth & Income Fund,
              Income Stock Fund, Income Fund, Short-Term Bond Fund,
                  Money Market Fund, Science & Technology Fund,
              First Start Growth Fund, Intermediate-Term Bond Fund,
              High-Yield Opportunities Fund, Small Cap Stock Fund,
                             and Capital Growth Fund
                               are included herein

                  Not included in this Post-Effective Amendment
                          are the Prospectuses for the
                 S&P 500 Index Fund, Extended Market Index Fund,
                Nasdaq-100 Index Fund, Global Titans Index Fund,
                                 and Value Fund

                                     Part A

                             The Prospectus for the
                             Aggressive Growth Fund

                                USAA AGGRESSIVE
                                  GROWTH FUND

                                   PROSPECTUS
                                DECEMBER 1, 2001


    THE FUND HAS  DISCONTINUED  PUBLIC  SALE OF ITS  SHARES  TO NEW  INVESTORS.
    SHAREHOLDERS WHO CURRENTLY HAVE OPEN FUND ACCOUNTS MAY MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS INTO THOSE ACCOUNTS. IF A FUND ACCOUNT IS CLOSED, HOWEVER, ADDITIONAL INVESTMENTS IN THE FUND MAY NOT BE POSSIBLE.

    AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS

 What Is the Fund's Investment Objective and Main Strategy?..............   2
 What Are the Main Risks of Investing in This Fund?......................   2
 Could the Value of Your Investment in This Fund Fluctuate?..............   3
 Fees and Expenses.......................................................   5
 Fund Investments........................................................   6
 Fund Management.........................................................   8
 Using Mutual Funds in an Investment Program.............................  10
 How to Invest...........................................................  11
 How to Redeem...........................................................  14
 Important Information About Purchases and Redemptions...................  16
 Exchanges...............................................................  17
 Shareholder Information.................................................  18
 Financial Highlights....................................................  22
 Appendix A..............................................................  23

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THIS FUND. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT
OBJECTIVE AND MAIN STRATEGY?

The Fund's investment objective is capital appreciation. Our strategy to achieve this objective will be to invest the Fund's assets primarily in equity securities of companies with the prospect of rapidly growing earnings.

Because any  investment  involves  risk,  there is no assurance that the Fund's
objective  will  be  achieved.   See  FUND  INVESTMENTS  on  page  6  for  more
information.

WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?

The primary risks of investing in this Fund are stock market risk and the risk of investing in companies with small MARKET CAPITALIZATIONS.

[SIDE BAR]
    MARKET CAPITALIZATION IS THE TOTAL MARKET VALUE OF A COMPANY'S OUTSTANDING SHARES OF COMMON STOCK.

* STOCK MARKET RISK involves the possibility that the value of the Fund's investments in equity securities will decline in a down stock market, regardless of the success or failure of the company's operations.

* SMALL-CAP COMPANY RISK involves the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records.

Another risk of the Fund described later in the prospectus includes the risks of foreign investing. As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION LIGHT GRAPHIC] throughout the prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. While the portfolio will be broadly diversified, we expect the Fund to be significantly more volatile than the average equity mutual fund due to the Fund's investments in smaller, less well-known companies.

The bar chart shown below illustrates the Fund's volatility and performance from year to year for each full calendar year over the past ten years.

Total Return

[SIDE BAR]
     TOTAL  RETURN   MEASURES  THE  PRICE  CHANGE  IN  A  SHARE   ASSUMING  THE
     REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

All mutual funds must use the same formula to calculate TOTAL RETURN.

[BAR CHART]
                     CALENDAR YEAR        TOTAL RETURN
                         1991                71.69%
                         1992                -8.51%
                         1993                 8.14%
                         1994                 -.81%
                         1995                50.42%
                         1996                16.47%
                         1997                 7.56%
                         1998                22.22%
                         1999                91.09%
                         2000               -19.95%


                            9-MONTH YTD TOTAL RETURN
                                 ____% (9/30/01)
               BEST QUARTER                     WORST QUARTER
            30.10% 4th Qtr. 1998             -17.29% 4th Qtr. 2000

The following table shows how the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. Remember, historical performance does not necessarily indicate what will happen in the future.

    ======================================================================
                   AVERAGE ANNUAL TOTAL RETURNS
             (FOR THE PERIODS ENDED DECEMBER 31, 2000)
                                                                Since
                                  Past     Past     Past      Inception
                                 1 Year  5 Years   10 Years    10/19/81
    ----------------------------------------------------------------------
     Aggressive Growth Fund     -19.95%   18.55%   19.49%       13.82%
    ----------------------------------------------------------------------
     Russell 2000 Index*         -3.02%   10.31%   15.53%       12.64%
    ----------------------------------------------------------------------
     S&P 500 Index*              -9.10%   18.33%   17.44%       16.97%
    ----------------------------------------------------------------------
     Lipper Mid-Cap Growth
      Funds Index**             -16.13%   15.73%   18.97%        N/A
    ======================================================================

 *  THE  RUSSELL  2000 INDEX IS AN INDEX  THAT  CONSISTS  OF THE 2000  SMALLEST
    COMPANIES IN THE RUSSELL 3000(R) INDEX, A WIDELY RECOGNIZED SMALL CAP INDEX. THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

 ** THE LIPPER MID-CAP  GROWTH FUNDS INDEX TRACKS THE TOTAL RETURN  PERFORMANCE
    OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) OF LESS THAT 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE MIDDLE 1,000 SECURITIES OF THE S&P 1500 INDEX. MID-CAP GROWTH FUNDS NORMALLY INVEST IN COMPANIES WITH LONG-TERM EARNINGS EXPECTED TO GROW SIGNIFICANTLY FASTER THAN THE EARNINGS OF THE STOCKS REPRESENTED IN A MAJOR UNMANAGED STOCK INDEX. THESE FUNDS WILL NORMALLY HAVE AN ABOVE-AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK RATIO, AND THREE YEAR SALES GROWTH FIGURE, COMPARED TO THE S&P 400 INDEX.

Current price and total return information

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price and return information for this Fund through our usaa.com web site once you have established Internet access. See page 12 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 38# when asked for the FUND NUMBER.

[SIDE BAR]
FUND
NUMBER
38

Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

[SIDE BAR]
NEWSPAPER
SYMBOL
AgvGt

TICKER
SYMBOL
USAUX

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended July 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

[SIDE BAR]
     12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

    MANAGEMENT    DISTRIBUTION      OTHER          TOTAL ANNUAL
       FEES       (12b-1) Fees     EXPENSES     OPERATING EXPENSES
   ---------------------------------------------------------------
       .36%          None            .43%              .79%

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

        1 YEAR        3 YEARS       5 YEARS      10 YEARS
      ----------------------------------------------------
          $81          $252          $439          $978

FUND INVESTMENTS

Principal Investment Strategies and Risks

Q    WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

A The Fund's principal strategy is the investment of its assets primarily in equity securities of companies with the prospect of rapidly growing earnings. These investments will tend to be made in smaller, less-recognized companies, but may include larger, more widely recognized companies as well. We use the term "equity securities" to include common stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

     As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

     We generally will not trade the Fund's securities for short-term profits; however, if circumstances warrant, we may need to actively and frequently trade Fund securities to achieve the Fund's principal investment strategy. The Fund's portfolio turnover rate will vary from year to year depending on market conditions. A high turnover rate increases transaction costs and may increase taxable capital gains; therefore, we will carefully weigh the anticipated benefits of trading.

[CAUTION LIGHT GRAPHIC]

STOCK MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Equity securities tend to go up and down more than bonds.

[CAUTION LIGHT GRAPHIC]
SMALL-CAP COMPANY RISK. Small-cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in the securities of larger companies. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects.

Q    MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

A Yes. While most of the Fund's assets will be invested in U.S. securities, we may also invest up to 30% of the Fund's total assets in foreign securities purchased in either foreign or U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

[CAUTION LIGHT GRAPHIC]
FOREIGN INVESTING RISKS. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

* EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

* POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

Q    HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

A We invest in companies that have rapid sales and earnings growth potential. These companies tend to be in the small- and mid-capitalization categories, but we will also invest in large-capitalization companies where appropriate. We seek companies that are well positioned to take advantage of emerging, long-term social and economic trends and have ample financial resources to sustain their growth.

     We frequently invest through initial public offerings of companies meeting these criteria. We may reduce or sell the Fund's investments in companies if their stock prices appreciate excessively in relation to fundamental prospects. Companies will also be sold if they fail to realize their growth potential or if there are more attractive opportunities elsewhere.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 23.

FUND MANAGEMENT

[SIDE BAR]
     TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT COMPANY APPROXIMATELY $__ BILLION

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. This fee, which is accrued daily and paid monthly, is computed as a percentage of average net assets. The fee is computed at one-half of one percent (.50%) of the first $200 million of average net assets, two-fifths of one percent (.40%) for that portion of average net assets in excess of $200 million but not over $300 million, and one-third of one percent (.33%) for that portion of average net assets in excess of $300 million. The fee we received for the fiscal year ended July 31, 2001, was equal to .36% of average net assets.

Beginning with the month ending July 31, 2002, the investment management fee for the Aggressive Growth Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Mid-Cap Growth Funds Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ending July 31, 2002, the performance period will consist

[SIDE BAR]
LIPPER INDEX
MID-CAP
GROWTH FUNDS
INDEX
of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

      OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
         RELATIVE TO INDEX         (IN BASIS POINTS AS A PERCENTAGE
        (IN BASIS POINTS) 1         OF A FUND'S AVERAGE NET ASSETS)

          +/- 100 to 400                         +/- 4
          +/- 401 to 700                         +/- 5
       +/- 701 and greater                       +/- 6

    --------------------
     1 BASED ON THE DIFFERENCE BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

Portfolio Managers

Eric M. Efron, CFA, and John K. Cabell, Jr., CFA, assistant vice presidents of Equity Investments, have managed the Fund since March 1995.

Mr. Efron has 26 years' investment management experience and has worked for us for nine years. He earned the Chartered Financial Analyst designation in 1983 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from New York University, an MA from the University of Michigan, and a BA from Oberlin College, Ohio.

Mr. Cabell has 23 years' investment management experience and has worked for us for 12 years. He earned the Chartered Financial Analyst designation in 1982 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MA and a BS from the University of Alabama.

USING MUTUAL FUNDS IN
AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

Effective the close of business October 27, 2000, the Fund's shares are no longer available for purchase to new accounts. If you were a shareholder of the Fund on that date, you may continue to buy shares in accounts existing on that date.

Opening an Account

You may open an account and make an investment on the Internet, by mail, in person, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

Tax ID Number

Each shareholder named on the account must provide a Social Security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

Effective Date

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest you that convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.


Minimum Investments

INITIAL PURCHASE

* $3,000 [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

*   $50 per transaction minimum, per account.

How to Purchase by . . .

INTERNET ACCESS - USAA.COM

* You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

MAIL

*   To open an account, send your application and check to:

       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio,  TX 78288
       (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

*   To add to  your  account,  send  your  check  and the  deposit  stub in the
    business  reply   envelope  that   accompanies   your  Fund's   transaction
    confirmation to the transfer agent:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON

* To open an account, bring your application and check to our San Antonio investment sales and service office at:

       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX 78288

BANK WIRE

* To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA Aggressive Growth Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s) ____________________________________
       Shareholder(s) Mutual Fund Account No. ____________________

ELECTRONIC FUNDS TRANSFER (EFT)

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R)1-800-531-8777 (IN SAN ANTONIO, 498-8777)

* In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

* To purchase new and additional shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

How to Redeem by . . .

INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

*   Access usaa.com.

*   Send your written instructions to:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio,  TX 78288
       (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

* Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.

* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

* Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

* Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

USAA BROKERAGE SERVICES

* Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT
PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

*   reject purchase or exchange orders when in the best interest of the Fund

* limit or discontinue the offering of shares of the Fund without notice to the shareholders

* impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

*   redeem an account with less than ten shares, with certain limitations

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 15.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER  INFORMATION

Share Price Calculation

[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                                  # OF SHARES
                                  OUTSTANDING

The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4 p.m. Eastern Time.

Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under the general supervision of the Fund's Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Directors.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

Dividends and Distributions

The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend you consult your tax adviser about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

Regardless of the length of time you held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

*    fails to furnish the Fund with a correct tax identification number
*    underreports dividend or interest income or
*    fails to certify that he or she is not subject to withholding

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

In the future the Fund anticipates offering shareholders the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent  the  rate  that an  investor  would  have  earned  (or  lost)  on an investment in this Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                       Year Ended July 31,
                    -----------------------------------------------------------
                        2001        2000         1999        1998       1997
                    -----------------------------------------------------------

Net asset value
  at beginning
  of period         $     56.35  $    38.23  $     31.62  $   32.82  $   27.88
Net investment loss        (.22)a      (.22)a       (.17)a     (.12)a     (.14)a
Net realized
  and unrealized
  gain (loss)            (22.97)      20.65        10.77       1.26       5.65
Distributions of
  realized capital
  gains                   (1.87)      (2.31)       (3.99)     (2.34)      (.57)
                    -----------------------------------------------------------
Net asset value at
  end of period     $     31.29  $    56.35  $     38.23  $   31.62  $   32.82
                    ===========================================================
Total return (%)*        (42.69)      56.71        43.14       3.91      20.00
Net assets at
  end of
  period (000)      $ 1,156,449  $1,981,674  $ 1,029,282  $ 736,450  $ 753,984
Ratio of expenses
  to average
  net assets (%)            .66b        .60          .72        .71        .74
Ratio of net
  investment
  loss to average
  net assets (%)           (.52)       (.42)        (.55)      (.38)      (.47)
Portfolio turnover (%)    23.06       33.07        35.18      83.32      57.15

---------------------
  *  Assumes reinvestment of all capital gain distributions during the period.
(a)  Calculated using average shares.

(b)  Reflects total expenses prior to any custodian fee offset arrangement.

                                   APPENDIX A

        THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE AGGRESSIVE GROWTH FUND WILL BE INVESTED:


AMERICAN DEPOSITARY RECEIPTS (ADRS)

We may invest the Fund's assets in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

CONVERTIBLE SECURITIES

We may invest the Fund's assets in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

FORWARD CURRENCY CONTRACTS

We may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, we may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. We only enter into forward currency contracts when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of that security until settlement.

FUTURES AND OPTIONS

Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the SAI.

GLOBAL DEPOSITARY RECEIPTS (GDRS)

We may invest the Fund's assets in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

ILLIQUID SECURITIES

We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

MONEY MARKET INSTRUMENTS

We may hold a certain portion of the Fund's assets in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

                                     NOTES

                                     NOTES

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


    -------------------------------------------------------------------------
                       INVESTMENT ADVISER, ADMINISTRATOR,
                          UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

    -------------------------------------------------------------------------
             TRANSFER AGENT                           CUSTODIAN
    USAA Shareholder Account Services     State Street Bank and Trust Company
         9800 Fredericksburg Road                    P.O. Box 1713
       San Antonio, Texas 78288                Boston, Massachusetts 02105
    -------------------------------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                          Call toll free - Central Time
                        Monday - Friday 6 a.m. to 10 p.m.
                          Saturday 8:30 a.m. to 5 p.m.
                          Sunday 11:30 a.m. to 8 p.m.
    -------------------------------------------------------------------------

                FOR ACCOUNT SERVICING, EXCHANGES, OR REDEMPTIONS
                   1-800-531-8448 (in San Antonio, 456-7202)

    -------------------------------------------------------------------------
                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066 (in San Antonio, 498-8066)
    -------------------------------------------------------------------------
                         MUTUAL FUND USAA TOUCHLINE(R)
                         (from touch-tone phones only)
              For account balance, last transaction, fund prices,
                       or to exchange/redeem fund shares
                   1-800-531-8777 (in San Antonio, 498-8777)
    -------------------------------------------------------------------------
                                INTERNET ACCESS
                                   usaa.com

                                                                      [GRAPHIC]
                                                                       RECYCLED
                                                                        PAPER

                   Investment Company Act File No. 811-2429

                                    Part A

                             The Prospectus for the
                                   Growth Fund

                                USAA GROWTH FUND

                                   PROSPECTUS
                                DECEMBER 1, 2001


    AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS

 What Is the Fund's Investment Objective and Main Strategy?..............   2
 What Are the Main Risks of Investing in This Fund?......................   2
 Could the Value of Your Investment in This Fund Fluctuate?..............   3
 Fees and Expenses.......................................................   4
 Fund Investments........................................................   6
 Fund Management.........................................................   7
 Using Mutual Funds in an Investment Program.............................   9
 How to Invest...........................................................  10
 How to Redeem...........................................................  13
 Important Information About Purchases and Redemptions...................  15
 Exchanges...............................................................  16
 Shareholder Information.................................................  17
 Financial Highlights....................................................  20
 Appendix A..............................................................  21

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THIS FUND. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT
OBJECTIVE AND MAIN STRATEGY?

The Fund's primary investment objective is long-term growth of capital with secondary objectives of regular income and conservation of principal. Our strategy to achieve these objectives will be to invest the Fund's assets in equity securities of companies that are, or have the prospect of becoming, one of the dominant companies within its industry. We will primarily invest in companies with above-average growth in revenues and earnings per share.

Because any investment involves risk, there is no assurance that the Fund's objectives will be achieved. See FUND INVESTMENTS on page 6 for more information.

WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?

The primary risk of investing in this Fund is stock market risk.

* STOCK MARKET RISK involves the possibility that the value of the Fund's investments in equity securities will decline in a down stock market, regardless of the success or failure of the company's operations.

Another risk of the Fund described later in the prospectus is the risk of foreign investing. As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION LIGHT GRAPHIC] throughout the prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. The bar chart shown below illustrates the Fund's volatility and performance from year to year for each full calendar year over the past ten years.

Total Return

All mutual funds must use the same formula to calculate TOTAL RETURN.

[SIDE BAR]
     TOTAL  RETURN   MEASURES  THE  PRICE  CHANGE  IN  A  SHARE   ASSUMING  THE
     REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

[BAR CHART]
                    CALENDER YEAR     TOTAL RETURN
                         1991           27.81%
                         1992            9.95%
                         1993            7.45%
                         1994            3.35%
                         1995           32.06%
                         1996           17.80%
                         1997            3.69%
                         1998           32.13%
                         1999           21.67%
                         2000          -19.06%

                   9-MONTH YTD TOTAL RETURN
                       ____% (09/30/01)
        BEST QUARTER                     WORST QUARTER
   30.10% 4th Qtr. 1998             -17.29% 4th Qtr. 2000

The following table shows how the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. Remember, historical performance does not necessarily indicate what will happen in the future.

    ==================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2000)

                                                            Since
                            Past     Past        Past     Inception
                           1 Year   5 Years    10 Years     4/5/71
    ------------------------------------------------------------------
    Growth Fund           -19.06%    9.71%      12.60%       8.51%
    ------------------------------------------------------------------
    S&P 500 Index*         -9.10%   18.33%      17.44%      12.94%
    ------------------------------------------------------------------
    Lipper Large-Cap
    Growth Funds Index**  -19.68%   17.85%      17.32%       N/A
    ==================================================================

 * THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

 ** THE LIPPER LARGE-CAP GROWTH FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) OF GREATER THAN 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE MIDDLE 1,000 SECURITIES OF THE S&P 1500 INDEX. LARGE-CAP GROWTH FUNDS NORMALLY INVEST IN COMPANIES WITH LONG-TERM EARNINGS EXPECTED TO GROW SIGNIFICANTLY FASTER THAN THE EARNINGS OF THE STOCKS REPRESENTED IN A MAJOR UNMANAGED STOCK INDEX.

Current price and total return information

Please consider performance information in light of the Fund's investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price and return information for this Fund through our usaa.com Internet web site once you have established Internet access. See page 11 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 41# when asked for the FUND NUMBER.

[SIDE BAR]
FUND
NUMBER
41

Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

[SIDE BAR]
NEWSPAPER
SYMBOL
Grwth

TICKER
SYMBOL
USAAX

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses before waivers during the past fiscal year ended July 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets (ANA).

[SIDE BAR]
     12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

    MANAGEMENT    DISTRIBUTION     OTHER        TOTAL ANNUAL
       FEES       (12b-1) Fees    EXPENSES   OPERATING EXPENSES
    -----------------------------------------------------------
       .75%           None          .37%           1.12%*

-----------------
   * Beginning August 1, 2001, we have voluntarily agreed to limit the Fund's annual operating expenses to 1.00% of its ANA as shown below, after the effect of credits from fee offset arrangements, and will reimburse the Fund for all expenses in excess of that amount through November 30, 2002.

                           REIMBURSEMENT
                             FROM USAA        ACTUAL FUND
        TOTAL ANNUAL        INVESTMENT    OPERATING EXPENSES
       FUND OPERATING       MANAGEMENT           AFTER
          EXPENSES            COMPANY        REIMBURSEMENT
      -------------------------------------------------------
            1.12%              .12%              1.00%

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

        1 YEAR       3 YEARS     5 YEARS     10 YEARS
       -----------------------------------------------
         $114         $356        $617        $1,363

FUND INVESTMENTS

Principal Investment Strategies and Risks

Q    WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

A The Fund's principal strategy is the investment of its assets primarily in common stocks. We may also invest the Fund's assets in warrants, rights, real estate investment trusts, convertible securities, and in nonconvertible debt securities when we believe these securities will offer a good prospect for appreciation. However, we will limit the Fund's investment in convertible securities to 5% of the value of the Fund's net assets at the time these securities are purchased.

     As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

[CAUTION LIGHT GRAPHIC]

STOCK MARKET RISK. Because this Fund invests in stocks, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" Markets, and periods when stock prices generally go down, Referred to as "bear" markets. Stocks tend to go up and down more than bonds.

Q    MAY THE FUND'S ASSETS BE INVESTED IN SECURITIES OF FOREIGN ISSUERS?

A Yes. We may invest up to 30% of the Fund's total assets in American Depositary Receipts (ADRs) or similar forms of ownership interest in securities of foreign issuers deposited with a depositary, and securities of foreign issuers that are traded on U.S. securities exchanges or in U.S. over-the-counter markets.

[CAUTION LIGHT GRAPHIC]
FOREIGN INVESTING RISK. Investing in securities of foreign issuers poses unique risks: currency exchange rate fluctuations; increased price volatility; different accounting, reporting, and disclosure requirements; and political or social instability. In the past, equity and debt instruments of foreign issuers have been more volatile than equity and debt instruments of U.S. issuers.

Q    HOW ARE THE DECISIONS TO BUY AND SELL COMMON STOCKS MADE?

A We generally invest in companies that are, or have the prospect of becoming, one of the dominant companies within its industry. We will primarily invest in companies with above-average growth in revenues and earnings per share. We consider a number of factors such as:

     *  a company's strategic position in its industry
         - industry fundamentals
         - management
     *  growth in sales and earnings
     *  growth in cash flow
     *  growth in book value and
     *  growth in dividends

     We will sell a security when we perceive that our original investment thesis no longer holds.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 21.

FUND MANAGEMENT

[SIDE BAR]
     TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT COMPANY APPROXIMATELY $__ BILLION

USAA Investment Management Company, serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. This fee was computed and paid at three-fourths of one percent (.75%) of average net assets for the fiscal year ended July 31, 2001. We have agreed through November 30, 2002, to waive our annual management fee to the extent that total expenses of the Fund exceed 1.00% of the Fund's average annual net assets.

Beginning with the month ending July 31, 2002, the investment management fee for the Growth Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

[SIDE BAR]
LIPPER INDEX
LARGE-CAP
GROWTH FUNDS
INDEX

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

      OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
         RELATIVE TO INDEX      (IN BASIS POINTS AS A PERCENTAGE
        (IN BASIS POINTS) 1      OF A FUND'S AVERAGE NET ASSETS)

          +/-100 to 400                         +/- 4
         +/- 401 to 700                         +/- 5
        /- 701 and greater                      +/- 6

     -----------------
     1 BASED ON THE DIFFERENCE BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

Portfolio Manager

Patrick O'Hare, CFA, vice president of Domestic Mutual Funds, has managed the Fund since March 2000. Mr. O'Hare has eight years' investment management experience working for us. He earned the Chartered Financial Analyst designation in 1996 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from the Wharton School, University of Pennsylvania and a BBA from the University of Oklahoma.

USING MUTUAL FUNDS IN
AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

Opening an Account

You may open an account and make an investment on the Internet, by mail, in person, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

Tax ID Number

Each shareholder named on the account must provide a Social Security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

Effective Date

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

Minimum Investments

INITIAL PURCHASE

* $3,000 [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

*   $50 per transaction minimum, per account.

How to Purchase by . . .

INTERNET ACCESS - USAA.COM

* You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

MAIL

*   To open an account, send your application and check to:

       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288
       (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

*   To add to  your  account,  send  your  check  and the  deposit  stub in the
    business  reply   envelope  that   accompanies   your  Fund's   transaction
    confirmation to the transfer agent:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON

* To open an account, bring your application and check to our San Antonio investment sales and service office at:

       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX 78288

BANK WIRE

* To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA Growth Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s) _____________________________
       Shareholder(s) Mutual Fund Account No. _____________

ELECTRONIC FUNDS TRANSFER (EFT)

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

* In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

* To purchase new and additional shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

How to Redeem by . . .

INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

*   Access usaa.com.

*   Send your written instructions to:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288
       (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

* Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.

* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

* Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

* Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

USAA BROKERAGE SERVICES

* Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT
PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

*   reject purchase or exchange orders when in the best interest of the Fund

* limit or discontinue the offering of shares of the Fund without notice to the shareholders

* impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

*   redeem an account with less than ten shares, with certain limitations

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 14.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

Share Price Calculation

[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                                  # OF SHARES
                                  OUTSTANDING

The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4 p.m. Eastern Time.

Portfolio securities, except as otherwise noted, traded primarily on a securities exchange are valued at the last sales price on that exchange. If no sale is reported, the average of the bid and asked prices is generally used.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Directors.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

Dividends and Distributions

The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

*    fails to furnish the Fund with a correct tax identification number
*    underreports dividend or interest income or
*    fails to certify that he or she is not subject to withholding

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

In the future the Fund anticipates offering shareholders the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent  the  rate  that an  investor  would  have  earned  (or  lost)  on an investment in this Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                       Year Ended July 31,
                   ------------------------------------------------------------
                       2001         2000       1999        1998        1997
                   ------------------------------------------------------------

Net asset value
  at beginning
  of period        $    24.50   $    24.03  $    20.04 $     23.66  $    20.05
Net investment
  income (loss)          (.07)a       (.03)a       .04         .01         .24
Net realized
  and unrealized
  gain (loss)           (8.18)        3.06        4.72       (1.31)       6.92
Distributions from
  net investment
  income                  -           (.02)       (.03)       (.09)       (.34)
Distributions of
  realized capital
  gains                  (.51)       (2.54)       (.74)      (2.23)      (3.21)
                   ------------------------------------------------------------
Net asset value
  at end of period $    15.74   $    24.50  $    24.03  $    20.04  $    23.66
                   ============================================================
Total return (%)*      (34.34)       14.13       24.92       (4.91)      42.48
Net assets at
  end of
  period (000)     $1,188,743   $1,874,570  $1,683,008  $1,403,573  $1,650,257
Ratio of expenses
  to average net
  assets (%)              .99b         .96         .97         .96         .97
Ratio of net
  investment income
  (loss) to average
  net assets (%)         (.39)        (.11)        .18         .04        1.28
Portfolio turnover (%) 101.08       133.43       39.60       68.93       75.41

----------------------
 * Assumes reinvestment of all dividend income and capital gain distributions during the period.
(a) Calculated using average shares.
(b) Reflects total expenses prior to any custodian fee offset arrangement.

                                   APPENDIX A

         THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE GROWTH FUND MAY BE INVESTED:

AMERICAN DEPOSITARY RECEIPTS (ADRS)

We may invest the Fund's assets in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

CONVERTIBLE SECURITIES

We may invest the Fund's assets in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

FUTURES AND OPTIONS

Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the SAI.

ILLIQUID SECURITIES

We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

MONEY MARKET INSTRUMENTS

We may hold a certain portion of the Fund's assets in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

                                     NOTES

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

    -------------------------------------------------------------------------
                       INVESTMENT ADVISER, ADMINISTRATOR,
                          UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

    -------------------------------------------------------------------------
             TRANSFER AGENT                           CUSTODIAN
    USAA Shareholder Account Services     State Street Bank and Trust Company
         9800 Fredericksburg Road                    P.O. Box 1713
       San Antonio, Texas 78288                Boston, Massachusetts 02105
    -------------------------------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                          Call toll free - Central Time
                        Monday - Friday 6 a.m. to 10 p.m.
                          Saturday 8:30 a.m. to 5 p.m.
                          Sunday 11:30 a.m. to 8 p.m.
    -------------------------------------------------------------------------

                FOR ACCOUNT SERVICING, EXCHANGES, OR REDEMPTIONS
                   1-800-531-8448 (in San Antonio, 456-7202)

    -------------------------------------------------------------------------
                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066 (in San Antonio, 498-8066)
    -------------------------------------------------------------------------
                         MUTUAL FUND USAA TOUCHLINE(R)
                         (from touch-tone phones only)
              For account balance, last transaction, fund prices,
                       or to exchange/redeem fund shares
                   1-800-531-8777 (in San Antonio, 498-8777)
    -------------------------------------------------------------------------
                                INTERNET ACCESS
                                   usaa.com

                                                                      [GRAPHIC]
                                                                       RECYCLED
                                                                        PAPER

                   Investment Company Act File No. 811-2429

                                    Part A

                             The Prospectus for the
                              Growth & Income Fund

                                 USAA GROWTH &
                                  INCOME FUND

                                   PROSPECTUS
                                DECEMBER 1, 2001

    AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS

  What Is the Fund's Investment Objective and Main Strategy?.............  2
  What Are the Main Risks of Investing in This Fund?.....................  2
  Could the Value of Your Investment in This Fund Fluctuate?.............  3
  Fees and Expenses......................................................  5
  Fund Investments.......................................................  6
  Fund Management........................................................  7
  Using Mutual Funds in an Investment Program............................  9
  How to Invest.......................................................... 10
  How to Redeem.......................................................... 13
  Important Information About Purchases and Redemptions.................. 15
  Exchanges.............................................................. 16
  Shareholder Information................................................ 17
  Financial Highlights................................................... 20
  Appendix A............................................................. 21

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THIS FUND. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT
OBJECTIVE AND MAIN STRATEGY?

The Fund's investment objectives are capital growth and current income. Our strategy to achieve these objectives will be to invest the Fund's assets primarily in equity securities that show the best potential for total return through a combination of capital appreciation and income.

Because any investment involves risk, there is no assurance that the Fund's objectives will be achieved. See FUND INVESTMENTS on page 6 for more information.

WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?

The primary risk of investing in this Fund is stock market risk.

* STOCK MARKET RISK involves the possibility that the value of the Fund's investments in equity securities will decline in a down stock market, regardless of the success or failure of the company's operations.

Other risks of the Fund described later in the prospectus include the risks of foreign investing and investing in real estate investment trusts (REITs). As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION LIGHT GRAPHIC] throughout the prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. The bar chart shown below illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

Total Return

All mutual funds must use the same formula to calculate TOTAL RETURN.

[SIDE BAR]
     TOTAL  RETURN   MEASURES  THE  PRICE  CHANGE  IN  A  SHARE   ASSUMING  THE
     REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

[BAR CHART]
                    CALENDER YEAR   TOTAL RETURN
                         1994*          1.29%
                         1995          31.57%
                         1996          23.04%
                         1997          26.04%
                         1998           6.46%
                         1999          14.11%
                         2000           2.99%

                    * FUND BEGAN OPERATIONS ON JUNE 1, 1993.

                            9-MONTH YTD TOTAL RETURN
                                ___% (09/31/01)
               BEST QUARTER                       WORST QUARTER
           17.52% 4th Qtr. 1998               -17.48% 3rd Qtr. 1998

The following table shows how the Fund's average annual total returns for the one- and five-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. Remember, historical performance does not necessarily indicate what will happen in the future.

    ===================================================================
                          AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIODS ENDED DECEMBER 31, 2000)

                               Past       Past     Since Inception
                              1 Year     5 Years       6/1/93
    -------------------------------------------------------------------
    Growth & Income Fund       2.99%     14.18%        14.05%
    -------------------------------------------------------------------
    S&P 500 Index*            -9.10%     18.33%        17.51%
    -------------------------------------------------------------------
    Lipper Large-Cap
     Core Funds Index**       -7.37%     16.79%        15.63%+
    ===================================================================

 * THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

 ** THE LIPPER LARGE-CAP CORE FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) OF GREATER THAN 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE MIDDLE 1,000 SECURITIES OF THE S&P 1500 INDEX. LARGE-CAP CORE FUNDS HAVE MORE LATITUDE IN THE COMPANIES IN WHICH THEY INVEST. THESE FUNDS WILL NORMALLY HAVE AN ABOVE-AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK RATIO, AND THREE-YEAR SALES GROWTH FIGURE, COMPARED TO THE S&P 500 INDEX.

 + THE PERFORMANCE OF THE LIPPER LARGE-CAP CORE FUNDS INDEX IS CALCULATED AT THE END OF THE MONTH, MAY 31, 1993, WHILE THE FUND'S INCEPTION DATE IS JUNE 1, 1993. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

Current price and total return information

Please consider performance information in light of the Fund's investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price and return information for this Fund through our usaa.com web site once you have established Internet access. See page 11 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 37# when asked for the FUND NUMBER.

[SIDE BAR]
FUND
NUMBER
37

Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

[SIDE BAR]
NEWSPAPER
SYMBOL
Gr&Inc

TICKER
SYMBOL
USGRX

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended July 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

[SIDE BAR]
     12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

    MANAGEMENT     DISTRIBUTION     OTHER        TOTAL ANNUAL
       FEES       (12b-1) Fees     EXPENSES   OPERATING EXPENSES
    -------------------------------------------------------------
       .60%            None          .41%            1.01%

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

          1 YEAR       3 YEARS     5 YEARS    10 YEARS
         ----------------------------------------------
           $103         $322        $558       $1,236

FUND INVESTMENTS

Principal Investment Strategies and Risks

Q    WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

A The Fund's principal investment strategy is the investment of assets primarily in equity securities that show the best potential for total return through a combination of capital appreciation and income. The assessment of potential return is based on an analysis of earnings and earnings growth, relative value, and company management. We use the term "equity securities" to include common stocks, securities convertible into common stocks, securities that carry the right to buy common stocks, and real estate investment trusts (REITs). We will limit the Fund's investment in convertible securities to 5% of the value of the Fund's net assets at the time these securities are purchased. We may also invest in convertible debt securities and nonconvertible preferred stock.

     As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

[CAUTION LIGHT GRAPHIC]

STOCK MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Equity securities tend to go up and down more than bonds.

[CAUTION LIGHT GRAPHIC]
REITS. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws.

Q    MAY THE FUND'S ASSETS BE INVESTED IN SECURITIES OF FOREIGN ISSUERS?

A Yes. We may invest up to 30% of the Fund's total assets in American Depositary Receipts (ADRs) or similar forms of ownership interest in securities of foreign issuers deposited with a depositary, and securities of foreign issuers that are traded on U.S. securities exchanges or in U.S. over-the-counter markets.

[CAUTION LIGHT GRAPHIC]
FOREIGN INVESTING RISK. Investing in securities of foreign issuers poses unique risks: currency exchange rate fluctuations; increased price volatility; different accounting, reporting, and disclosure requirements; and political or social instability. In the past, equity and debt instruments of foreign issuers have been more volatile than equity and debt instruments of U.S. issuers.

Q    HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

A We evaluate a stock's price in relation to sales and earnings and the potential for growth in both. Also, we relate the share price to the prospects for earnings, cash flow, and book value. Finally, we consider quality of management, their ownership of company shares, and the market's attitude towards the company.

     We use the same criteria in deciding which securities to sell. For example, when a company's shares sell well above their relative historical levels of valuation, we may decide to sell the stock.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 21.

FUND MANAGEMENT

[SIDE BAR]
     TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT COMPANY APPROXIMATELY $__ BILLION

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. This fee was computed and paid at three-fifths of one percent (.60%) of average net assets for the fiscal year ended July 31, 2001.

Beginning with the month ending July 31, 2002, the investment management fee for the Growth & Income Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Core Funds Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

[SIDE BAR]
LIPPER INDEX
LARGE-CAP
CORE FUNDS
INDEX

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

      OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
         RELATIVE TO INDEX         (IN BASIS POINTS AS A PERCENTAGE
        (IN BASIS POINTS) 1         OF A FUND'S AVERAGE NET ASSETS)

          +/- 100 to 400                        +/- 4
          +/- 401 to 700                        +/- 5
       +/- 701 and greater                      +/- 6

---------------
     1 BASED ON THE DIFFERENCE BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

Portfolio Manager

R. David Ullom, CFA, assistant vice president of Equity Investments, has managed the Fund since its inception in June 1993. Mr. Ullom has 26 years' investment management experience and has worked for us for 15 years. He earned the Chartered Financial Analyst designation in 1980 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from Washington University, Missouri, and a BS from Oklahoma State University.

USING MUTUAL FUNDS IN
AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

Opening an Account

You may open an account and make an investment on the Internet, by mail, in person, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund unless the registration is different.

TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

Tax ID Number

Each shareholder named on the account must provide a Social Security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

Effective Date

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

Minimum Investments

INITIAL PURCHASE

* $3,000 [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

*   $50 per transaction minimum, per account.

How to Purchase by . . .

INTERNET ACCESS - USAA.COM

* You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

MAIL

*   To open an account, send your application and check to:

       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288
       (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

*   To add to  your  account,  send  your  check  and the  deposit  stub in the
    business  reply   envelope  that   accompanies   your  Fund's   transaction
    confirmation to the transfer agent:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON

* To open an account, bring your application and check to our San Antonio investment sales and service office at:

       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX 78288

BANK WIRE

* To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA Growth & Income Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s) ______________________________
       Shareholder(s) Mutual Fund Account No. ______________

ELECTRONIC FUNDS TRANSFER (EFT)

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R)1-800-531-8777 (IN SAN ANTONIO, 498-8777)

* In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

* To purchase new and additional shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

How to Redeem by . . .

INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

*   Access usaa.com.

*   Send your written instructions to:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288
       (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

* Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.

* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

* Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

* Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

USAA BROKERAGE SERVICES

* Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT
PURCHASES AND REDEMPTIONS

INVESTOR'S Guide to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

*   reject purchase or exchange orders when in the best interest of the Fund

* limit or discontinue the offering of shares of the Fund without notice to the shareholders

* impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

*   redeem an account with less than ten shares, with certain limitations

EXCHANGES

Exchange Privilege


The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 14.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                                  # OF SHARES
                                  OUTSTANDING

Share Price Calculation

The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4 p.m. Eastern Time.

Portfolio securities, except as otherwise noted, traded primarily on a securities exchange are valued at the last sales price on that exchange. If no sale is reported, the average of the bid and asked prices is generally used.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Directors.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

Dividends and Distributions

The Fund pays net investment income dividends quarterly. Ordinarily, any net capital gain distribution will be paid in December. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically invest all income dividends and capital gain distributions in the fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

*   fails to furnish the Fund with a correct tax identification number
*   underreports dividend or interest income or
*   fails to certify that he or she is not subject to withholding

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

In the future the Fund anticipates offering shareholders the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent  the  rate  that an  investor  would  have  earned  (or  lost)  on an investment in this Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                       Year Ended July 31,
                  -------------------------------------------------------------
                       2001        2000        1999       1998        1997
                  -------------------------------------------------------------
Net asset value
  at beginning
  of period       $    19.79  $    20.43  $    18.88  $    18.85   $   13.46
Net investment
  income                 .16         .16         .16         .21         .23
Net realized and
  unrealized gain        .25         -          2.46         .69        5.84
Distributions from
  net investment
  income                (.16)       (.16)       (.16)       (.21)       (.23)
Distributions of
  realized capital
  gains                 (.35)       (.64)       (.91)       (.66)       (.45)
                  -------------------------------------------------------------
Net asset value at
  end of period   $    19.69  $    19.79  $    20.43  $    18.88   $   18.85
                  =============================================================
Total return (%)*       2.11         .99       15.53        4.99       46.69
Net assets at end
  of period (000) $1,116,680  $1,098,474  $1,136,339  $1,078,589   $ 825,092
Ratio of expenses
  to average net
  assets (%)             .89a        .90         .89         .85        .89
Ratio of net
  investment
  income to average
  net assets (%)         .82         .78         .85        1.07       1.50
Portfolio
  turnover (%)         28.95       22.90       24.53       29.38      14.67
------------------

 * Assumes reinvestment of all dividend income and capital gain distributions during the period.
(a) Reflects total expenses prior to any custodian fee offset arrangement.

                                   APPENDIX A


        THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN
         WHICH THE ASSETS OF THE GROWTH & INCOME FUND MAY BE INVESTED:


AMERICAN DEPOSITARY RECEIPTS (ADRS)

We may invest the Fund's assets in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

CONVERTIBLE SECURITIES

We may invest up to 5% the Fund's assets in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. To the extent that the Fund invests in convertible securities, it will be subject to interest rate risk and credit risk in that the value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

FUTURES AND OPTIONS

Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the SAI.

ILLIQUID SECURITIES

We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

MONEY MARKET INSTRUMENTS

We may hold a certain portion of the Fund's assets in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

REAL ESTATE INVESTMENT TRUSTS (REITS)

We may invest a portion of the Fund's assets in publicly traded REITs, which are managed portfolios of real estate. REITs make investments in a diverse array of real estate from shopping centers and office buildings to apartment complexes and hotels. Equity REITs take equity positions in real estate from which shareholders receive income from the rents received from the properties and receive capital gains as buildings are sold at a profit.

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


    -------------------------------------------------------------------------
                       INVESTMENT ADVISER, ADMINISTRATOR,
                          UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

    -------------------------------------------------------------------------
             TRANSFER AGENT                           CUSTODIAN
    USAA Shareholder Account Services     State Street Bank and Trust Company
         9800 Fredericksburg Road                    P.O. Box 1713
       San Antonio, Texas 78288                Boston, Massachusetts 02105
    -------------------------------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                          Call toll free - Central Time
                        Monday - Friday 6 a.m. to 10 p.m.
                          Saturday 8:30 a.m. to 5 p.m.
                          Sunday 11:30 a.m. to 8 p.m.
    -------------------------------------------------------------------------

            FOR ACCOUNT SERVICING, EXCHANGES, OR REDEMPTIONS
                   1-800-531-8448 (in San Antonio, 456-7202)

 -------------------------------------------------------------------------
                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066 (in San Antonio, 498-8066)
    -------------------------------------------------------------------------
                         MUTUAL FUND USAA TOUCHLINE(R)
                         (from touch-tone phones only)
              For account balance, last transaction, fund prices,
                       or to exchange/redeem fund shares
                   1-800-531-8777 (in San Antonio, 498-8777)
    -------------------------------------------------------------------------
                                INTERNET ACCESS
                                   usaa.com



                                                                      [GRAPHIC]
                                                                       RECYCLED
                                                                        PAPER

               Investment Company Act File No. 811-2429

                                    Part A

                             The Prospectus for the
                                Income Stock Fund

                                  USAA INCOME
                                   STOCK FUND

                                   PROSPECTUS
                                DECEMBER 1, 2001


    AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS

  What Is the Fund's Investment Objective and Main Strategy?.............  2
  What Are the Main Risks of Investing in This Fund?.....................  2
  Could the Value of Your Investment in This Fund Fluctuate?.............  3
  Fees and Expenses......................................................  5
  Fund Investments.......................................................  6
  Fund Management........................................................  7
  Using Mutual Funds in an Investment Program............................  9
  How to Invest.......................................................... 10
  How to Redeem.......................................................... 13
  Important Information About Purchases and Redemptions.................. 15
  Exchanges.............................................................. 16
  Shareholder Information................................................ 17
  Financial Highlights................................................... 20
  Appendix A ...........................................................  21

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THIS FUND. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT
OBJECTIVE AND MAIN STRATEGY?

The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation. Our strategy to achieve this objective will be to normally invest at least 80% of the Fund's assets in common stocks of companies that pay dividends.

Because any  investment  involves  risk,  there is no assurance that the Fund's
objective  will  be  achieved.   See  FUND  INVESTMENTS  on  page  6  for  more
information.

WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?

The primary risks of investing in this Fund are stock market risk and dividend payout risk.

* STOCK MARKET RISK involves the possibility that the value of the Fund's investments in equity securities will decline in a down stock market, regardless of the success or failure of the company's operations.

* DIVIDEND PAYOUT RISK is the possibility that a number of the companies in which the Fund invests will reduce or eliminate the dividend on the securities held by the Fund.

Another risk of the Fund described later in the prospectus is the risk of foreign investing. As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION LIGHT GRAPHIC] throughout the prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. The bar chart shown below illustrates the Fund's volatility and performance from year to year for each full calendar year over the past ten years.

Total Return

All mutual funds must use the same formula to calculate TOTAL RETURN.

[SIDE BAR]
     TOTAL  RETURN   MEASURES  THE  PRICE  CHANGE  IN  A  SHARE   ASSUMING  THE
     REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

[BAR CHART]
                    CALENDER YEAR     TOTAL RETURN
                         1991           27.33%
                         1992            7.80%
                         1993           11.56%
                         1994            -.70%
                         1995           28.62%
                         1996           18.70%
                         1997           26.99%
                         1998            8.10%
                         1999            2.46%
                         2000           10.82%

                   9-MONTH YTD TOTAL RETURN
                       ___% (09/31/01)
         BEST QUARTER                      WORST QUARTER
     11.10% 2nd Qtr. 1999              -8.30% 3rd Qtr. 1990

The following table shows how the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. Remember, historical performance does not necessarily indicate what will happen in the future.

    =====================================================================
                        AVERAGE ANNUAL TOTAL RETURNS
                  (FOR THE PERIODS ENDED DECEMBER 31, 2000)

                                                             Since
                              Past     Past       Past     Inception
                             1 Year   5 Years   10 Years     5/4/87
    ---------------------------------------------------------------------

    Income Stock Fund        10.82%   13.10%      13.72%      12.50%
    ---------------------------------------------------------------------
    S&P 500 Index*           -9.10%   18.33%      17.44%      14.67%
    ---------------------------------------------------------------------
    Lipper Equity Income
     Funds Index**            7.46%   13.42%      14.45%      12.09%+
    =====================================================================

 * THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

 ** THE LIPPER EQUITY INCOME FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT SEEK RELATIVELY HIGH CURRENT INCOME AND GROWTH OF INCOME THROUGH INVESTING 60% OR MORE OF THEIR PORTFOLIO IN EQUITIES.

 + THE PERFORMANCE OF THE LIPPER EQUITY INCOME FUNDS INDEX IS CALCULATED AT THE END OF THE MONTH, APRIL 30, 1987, WHILE THE FUND'S INCEPTION DATE IS MAY 4, 1987. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

Current price and total return information

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price and return information for this Fund through our usaa.com web site once you have established Internet access. See page 11 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 35# when asked for the FUND NUMBER.

[SIDE BAR]
FUND
NUMBER
35

Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

[SIDE BAR]
NEWSPAPER
SYMBOL
IncStk

TICKER
SYMBOL
USISX

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended July 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

[SIDE BAR]
     12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

   MANAGEMENT    DISTRIBUTION      OTHER        TOTAL ANNUAL
      FEES       (12b-1) Fees     EXPENSES    OPERATING EXPENSES
   -------------------------------------------------------------
      .50%           None            .31%           .81%

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

        1 YEAR        3 YEARS      5 YEARS       10 YEARS
       --------------------------------------------------
          $83          $259         $450         $1,002

FUND INVESTMENTS

Principal Investment Strategies and Risks

Q    WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

A The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in the common stocks of companies that pay dividends. We attempt to provide a portfolio with a dividend yield above the average of the S&P 500 Index. We may include common stocks, real estate investment trusts (REITs), securities convertible into common stocks, and securities that carry the right to buy common stocks in the portfolio.

     As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

[CAUTION LIGHT GRAPHIC]

STOCK MARKET RISK. Because this Fund invests in stocks, including convertible securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Stocks tend to go up and down more than bonds.

[CAUTION LIGHT GRAPHIC]
DIVIDEND PAYOUT RISK is the possibility that a number of the companies in which the Fund invests will reduce or eliminate the dividend on the securities held by the Fund. Should many portfolio companies reduce or eliminate their dividend payments, the ability of the Fund to produce investment income to shareholders will be adversely affected.

[CAUTION LIGHT GRAPHIC]
REITS. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws.

Q    MAY THE FUND'S ASSETS BE INVESTED IN SECURITIES OF FOREIGN ISSUERS?

A Yes. We may invest up to 20% of the Fund's total assets in American Depositary Receipts (ADRs) or similar forms of ownership interest in securities of foreign issuers deposited with a depositary, and securities of foreign issuers that are traded on U.S. securities exchanges or in U.S. over-the-counter markets.

[CAUTION LIGHT GRAPHIC]
FOREIGN INVESTING RISK. Investing in securities of foreign issuers poses unique risks: currency exchange rate fluctuations; increased price volatility; different accounting, reporting, and disclosure requirements; and political or social instability. In the past, equity and debt instruments of foreign issuers have been more volatile than equity and debt instruments of U.S. issuers.

Q    HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

A    We select stocks based on independent research of the following:

     *   the quality of management
     *   industry fundamentals and
     *   the company's future prospects

     These factors are combined with an attractive valuation, above-average dividend yields, and/or the potential for dividend increases in the future to make the purchase decision. We will sell a security when we perceive that one or more of these factors has changed.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 21.

FUND MANAGEMENT

[SIDE BAR]
     TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT COMPANY APPROXIMATELY $__ BILLION

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. This fee was computed and paid at one-half of one percent (.50%) of average net assets for the fiscal year ended July 31, 2001.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Equity Income Funds Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

[SIDE BAR]
LIPPER INDEX
EQUITY INCOME
FUNDS INDEX

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

   OVER/UNDER PERFORMANCE RELATIVE         ANNUAL ADJUSTMENT RATE
              TO INDEX               (IN BASIS POINTS AS A PERCENTAGE
        (IN BASIS POINTS) 1           OF A FUND'S AVERAGE NET ASSETS)

          +/- 100 to 400                           +/- 4
          +/- 401 to 700                           +/- 5
        +/- 701 and greater                        +/- 6

   ------------------------------
    1 BASED ON THE DIFFERENCE BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

Portfolio Manager

Stephan J. Klaffke, CFA, assistant vice president of Equity Investments, has managed the Fund since August 1998. He has 17 years' investment management experience and has worked for us for eight years. Mr. Klaffke earned the Chartered Financial Analyst designation in 1987 and is a member of the Association of Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from Texas Christian University and a BS from Indiana University.

USING MUTUAL FUNDS IN
AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

Opening an Account

You may open an account and make an investment on the Internet, by mail, in person, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

Tax ID Number

Each shareholder named on the account must provide a Social Security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

Effective Date

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

Minimum Investments

INITIAL PURCHASE

* $3,000. [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

*   $50 per transaction minimum, per account.

How to Purchase by . . .

INTERNET ACCESS - USAA.COM

* You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

MAIL

*   To open an account, send your application and check to:

       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288
       (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

*   To add to  your  account,  send  your  check  and the  deposit  stub in the
    business  reply   envelope  that   accompanies   your  Fund's   transaction
    confirmation to the transfer agent:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON

* To open an account, bring your application and check to our San Antonio investment sales and service office at:

       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX 78288

BANK WIRE

* To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA Income Stock Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s) ______________________________
       Shareholder(s) Mutual Fund Account No. ______________

ELECTRONIC FUNDS TRANSFER (EFT)

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R)1-800-531-8777 (IN SAN ANTONIO, 498-8777)

* In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

* To purchase new and additional shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

How to Redeem by . . .

INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

*   Access usaa.com.

*   Send your written instructions to:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288
       (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

* Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.

* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

* Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

* Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

USAA BROKERAGE SERVICES

* Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT
PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

*   reject purchase or exchange orders when in the best interest of the Fund

* limit or discontinue the offering of shares of the Fund without notice to the shareholders

* impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

*   redeem an account with less than ten shares, with certain limitations

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 14.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

Share Price Calculation

[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                                  # OF SHARES
                                  OUTSTANDING

The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4 p.m. Eastern Time.

Portfolio securities, except as otherwise noted, traded primarily on a securities exchange are valued at the last sales price on that exchange. If no sale is reported, the average of the bid and asked prices is generally used.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Directors.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

Dividends and Distributions

The Fund pays net investment income dividends quarterly. Ordinarily, any net capital gain distribution will be paid in December. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state and local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

*  fails  to  furnish  the  Fund  with a  correct  tax  identification  number
*  underreports  dividend or interest  income or
*  fails to certify that he or she is not subject to withholding

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

In the future the Fund anticipates offering shareholders the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent  the  rate  that an  investor  would  have  earned  (or  lost)  on an investment in this Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                        Year Ended July 31,
                 --------------------------------------------------------------
                     2001         2000         1999         1998         1997
                 --------------------------------------------------------------

Net asset value
  at beginning
  of period      $    17.63  $     20.69  $     19.65  $     19.01 $      15.85
Net investment
  income                .48          .56          .60          .75          .81
Net realized
  and unrealized
  gain (loss)          1.33        (1.38)        1.75         1.66         3.88
Distributions from
  net investment
  income               (.49)        (.58)        (.58)        (.75)        (.79)
Distributions of
  realized capital
  gains                (.51)       (1.66)        (.73)       (1.02)        (.74)
                 ---------------------------------------------------------------
Net asset value
  at end of
  period         $    18.44  $     17.63  $     20.69  $     19.65  $     19.01
                 ===============================================================
Total return (%)*     10.57        (3.85)       13.05        13.28        31.46
Net assets at
  end of
  period (000)   $1,978,886  $ 1,882,665  $ 2,484,296  $ 2,496,570  $ 2,186,329
Ratio of expenses
  to average net
  assets (%)            .67a         .67          .65          .65          .68
Ratio of net
  investment
  income to average
  net assets (%)       2.57         2.97         3.06         3.85         4.73
Portfolio
 turnover (%)         17.65        13.34        34.20        22.34        34.95

--------------------

  * Assumes reinvestment of all dividend income and capital gain distributions during the period.

 (a) Reflects total expenses prior to any custodian fee offset arrangement.

                                   APPENDIX A

      THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE INCOME STOCK FUND MAY BE INVESTED:


AMERICAN DEPOSITARY RECEIPTS (ADRS)

We may invest the Fund's assets in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

CALL OPTIONS

We may write covered call options with respect to not more than 5% of the Fund's total assets.

CONVERTIBLE SECURITIES

We may invest up to 10% of the Fund's assets in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. To the extent that the Fund invests in convertible securities, it will be subject to interest rate risk and credit risk in that the value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

FUTURES AND OPTIONS

Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the SAI.

ILLIQUID SECURITIES

We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

MONEY MARKET INSTRUMENTS

We may hold a certain portion of the Fund's assets in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

REAL ESTATE INVESTMENT TRUST (REITS)

We may invest a portion of the Fund's assets in publicly traded REITs, which are managed portfolios of real estate. REITs make investments in a diverse array of real estate from shopping centers and office buildings to apartment complexes and hotels. Equity REITs take equity positions in real estate from which shareholders receive income from the rents received from the properties and receive capital gains as buildings are sold at a profit.

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

    -------------------------------------------------------------------------
                       INVESTMENT ADVISER, ADMINISTRATOR,
                          UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

    -------------------------------------------------------------------------
             TRANSFER AGENT                           CUSTODIAN
    USAA Shareholder Account Services     State Street Bank and Trust Company
         9800 Fredericksburg Road                    P.O. Box 1713
       San Antonio, Texas 78288                Boston, Massachusetts 02105
    -------------------------------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                          Call toll free - Central Time
                        Monday - Friday 6 a.m. to 10 p.m.
                          Saturday 8:30 a.m. to 5 p.m.
                          Sunday 11:30 a.m. to 8 p.m.
    -------------------------------------------------------------------------

                FOR ACCOUNT SERVICING, EXCHANGES, OR REDEMPTIONS
                   1-800-531-8448 (in San Antonio, 456-7202)

    -------------------------------------------------------------------------
                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066 (in San Antonio, 498-8066)
    -------------------------------------------------------------------------
                         MUTUAL FUND USAA TOUCHLINE(R)
                         (from touch-tone phones only)
              For account balance, last transaction, fund prices,
                       or to exchange/redeem fund shares
                   1-800-531-8777 (in San Antonio, 498-8777)
    -------------------------------------------------------------------------
                                INTERNET ACCESS
                                   usaa.com

                                                                      [GRAPHIC]
                                                                       RECYCLED
                                                                        PAPER

                   Investment Company Act File No. 811-2429

                                    Part A

                             The Prospectus for the
                                   Income Fund

                                USAA INCOME FUND


                                   PROSPECTUS
                                DECEMBER 1, 2001



     AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS


 What Is the Fund's Investment Objective and Main Strategy?..............   2
 What Are the Main Risks of Investing in This Fund?......................   2
 Could the Value of Your Investment in This Fund Fluctuate?..............   3
 Fees and Expenses.......................................................   5
 Fund Investments........................................................   6
 Fund Management.........................................................  10
 Using Mutual Funds in an Investment Program.............................  12
 How to Invest...........................................................  12
 How to Redeem...........................................................  16
 Important Information About Purchases and Redemptions...................  17
 Exchanges...............................................................  19
 Shareholder Information.................................................  20
 Financial Highlights....................................................  23
 Appendix A .............................................................  24

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THIS FUND. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

The Fund's investment objective is maximum current income without undue risk to principal. Our strategy to achieve this objective will be to invest the Fund's assets primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 6 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

The primary risks of investing in this Fund are interest rate risk, prepayment risk, credit risk, and stock market risk.

o INTEREST RATE RISK involves the possibility that the value of the Fund's investments will fluctuate because of changes in interest rates.

    IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

    IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

o PREPAYMENT RISK involves the possibility that prepayments of mortgages in the Fund's portfolio will require reinvestment at lower interest rates, resulting in less interest income to the Fund.

o CREDIT RISK involves the possibility that a borrower cannot make timely interest and principal payments on its securities.

o STOCK MARKET RISK involves the possibility that the value of the Fund's investments in equity securities will decline in a down stock market, regardless of the success or failure of the company's operations.

Another risk of the Fund described later in the prospectus is the risk of investing in real estate investment trusts. As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION LIGHT GRAPHIC] throughout the prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. The bar chart shown on the next page illustrates the Fund's volatility and performance from year to year for each full calendar year over the past ten years.

Total Return

All mutual funds must use the same formula to calculate TOTAL RETURN.

[SIDE BAR]
TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

BAR CHART
                           CALENDAR
                             YEAR           TOTAL RETURN
                             1991             19.38%
                             1992              8.37%
                             1993              9.94%
                             1994             -5.21%
                             1995             24.47%
                             1996              1.33%
                             1997             11.05%
                             1998              8.75%
                             1999             -3.85%
                             2000             13.34%

                          9-MONTH YTD TOTAL RETURN
                               xx.xx% (9/30/01)
                 BEST QUARTER                 WORST QUARTER
              6.92% 2nd Qtr. 1995          -5.09% 1st Qtr. 1994

The following table shows how the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. Remember, historical performance does not necessarily indicate what will happen in the future.

===============================================================================
                        AVERAGE ANNUAL TOTAL RETURNS
                  (FOR THE PERIODS ENDED DECEMBER 31, 2000)
                                                          Since
                           Past     Past        Past     Inception
                          1 Year   5 Years    10 Years    1/30/81
-------------------------------------------------------------------------------

 Income Fund              13.34%     5.93%      8.39%      9.86%
-------------------------------------------------------------------------------
 Lehman Brothers
  Aggregate Bond Index*   11.63%    6.46%       7.96%     10.54%
-------------------------------------------------------------------------------
 Lipper A Rated
  Funds Index**           10.31%    5.49%       7.72%      n/a
===============================================================================

  * THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX OF THE GOVERNMENT/CREDIT INDEX, THE MORTGAGE-BACKED SECURITIES INDEX, AND THE ASSET-BACKED SECURITIES INDEX.

 ** THE LIPPER A RATED BOND FUNDS INDEX TRACKS THE TOTAL RETURN  PERFORMANCE  OF
    THE 30  LARGEST  FUNDS  WITHIN  THE  LIPPER  CORPORATE  DEBT  FUNDS  A RATED
    CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN CORPORATE DEBT ISSUES RATED "A" OR BETTER OR GOVERNMENT ISSUES.

Yield

All mutual funds must use the same formula to calculate YIELD. The Fund may advertise performance in terms of a 30-day yield quotation. The Fund's 30-day yield for the period ended December 31, 2000, was 6.72%.

[SIDE BAR]
YIELD IS THE ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE.

Current price and total return information

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and return information for this Fund through our usaa.com web site once you have established Internet access. See page 14 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press 40# when asked for the FUND NUMBER.

[SIDE BAR]
FUND
NUMBER
40

NEWSPAPER
SYMBOL
Inco

TICKER
SYMBOL
USAIX

Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended July 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

    MANAGEMENT    DISTRIBUTION       OTHER          TOTAL ANNUAL
       FEES       (12b-1) Fees      EXPENSES     OPERATING EXPENSES
  -----------------------------------------------------------------
      .24%            None            .31%             .55%

[SIDE BAR]
12B-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

        1 YEAR        3 YEARS      5 YEARS       10 YEARS
       ---------------------------------------------------
          $56          $176         $307          $689

FUND INVESTMENTS

Principal Investment Strategies and Risks

Q    WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

A The Fund's principal strategy is the investment of its assets primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved. Consistent with this policy, when interest rates rise, we will invest a greater portion of the Fund's portfolio in securities whose value we believe to be less sensitive to interest rate changes.

     As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

[CAUTION LIGHT GRAPHIC]
INTEREST RATE RISK. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

[CAUTION LIGHT GRAPHIC]
PREPAYMENT RISK. Mortgagors may generally pay off mortgages without penalty before the due date. When mortgaged property is sold, which can occur at any time for a variety of reasons, the old mortgage is usually prepaid. Also, when mortgage interest rates fall far enough to make refinancing attractive, prepayments tend to accelerate. Prepayments require reinvestment of the principal at the then-current level of interest rates, which are often at a lower level than when the mortgages were originally issued. Reinvestment at lower rates tends to reduce the interest payments received by the Fund and, therefore, the size of the dividend payments available to shareholders. If reinvestment occurs at a higher level of interest rates, the opposite effect is true.

Q    WHAT TYPES OF SECURITIES ARE INCLUDED IN THE FUND'S PORTFOLIO?

A    The Fund's portfolio may consist of any of the following:

       o   obligations    of   the   U.S.    government,    its   agencies   and
           instrumentalities, and repurchase agreements collateralized by such obligations
       o   mortgage-backed securities
       o   asset-backed securities
       o   corporate debt securities such as notes, bonds, and commercial paper
       o U.S. bank obligations, including certificates of deposit and banker's acceptances

       o obligations of state and local governments and their agencies and instrumentalities
       o   Eurodollar obligations
       o   Yankee obligations
       o   other debt securities
       o   convertible securities
       o   equity and debt securities of real estate investment trusts
       o   common stocks and
       o   preferred stocks

     For a further description of these securities, see APPENDIX A on page 24.

Q WHAT WILL BE THE QUALITY OF THE DEBT SECURITIES INCLUDED IN THE FUND'S PORTFOLIO?

A The debt securities must be investment grade at the time of purchase. Investment-grade securities are those securities issued or guaranteed by the U.S. government, its agencies and instrumentalities; those rated or subject to a guarantee that is rated within the four highest long-term rating categories by:

     o   Moody's Investors Service
     o   Standard & Poor's Ratings Group or
     o   Fitch, Inc.

     If unrated by these agencies, we must determine that the securities are of equivalent investment quality.

     You will find a complete description of the above debt ratings in the Fund's statement of additional information.

[CAUTION LIGHT GRAPHIC]
CREDIT RISK. Credit risk is the possibility that an issuer of a fixed income instrument such as a bond or repurchase agreement will fail to make timely payments of interest or principal. We attempt to minimize the Fund's credit risk by investing in securities considered investment grade at the time of purchase. When evaluating potential investments for the Fund, our analysts also assess credit risk and its impact on the Fund's portfolio. Nevertheless, even investment-grade securities are subject to some credit risk. Securities in the lowest-rated, investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

Q    WHAT  HAPPENS  IF  THE  RATING OF A SECURITY IS DOWNGRADED BELOW INVESTMENT
     GRADE?

A We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Directors.

Q    WHAT OTHER RISKS APPLY TO THE FUND'S PORTFOLIO?

A [CAUTION LIGHT GRAPHIC] STOCK MARKET RISK. Because this Fund may invest in equity securities, it can be subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Equity securities tend to go up and down more than bonds.

Q    HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

A We search for securities that represent value at the time of purchase given current market conditions. For fixed income securities, value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. Recognizing value is the result of simultaneously analyzing the interaction of these factors among the securities available in the market. We will sell a security if we become concerned about its credit risk, are forced by market factors to raise money, or an attractive replacement security is available. For common stocks, value involves selecting individual dividend-paying stocks, whose yields are sensitive to interest rate levels when their dividend yields are close to bond yields, which implies under-valuation. Such stocks are generally sold when their yields return to a normal relationship versus bonds through price appreciation.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 24.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

[SIDE BAR]
TOTAL
ASSETS UNDER
MANAGEMENT
BY USAA
INVESTMENT
MANAGEMENT
COMPANY
APPROXIMATELY
$XX BILLION

We provide  investment  management  services to the Fund pursuant to an Advisory
Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. This fee was computed and paid at twenty-four one hundredths of one percent (.24%) of average net assets for the fiscal year ended July 31, 2001.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper A Rated Bond Funds Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

[SIDE BAR]
LIPPER INDEX
A RATED BOND
FUNDS INDEX

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE RELATIVE            ANNUAL ADJUSTMENT RATE
              TO INDEX                (IN BASIS POINTS AS A PERCENTAGE
        (IN BASIS POINTS) 1           OF A FUND'S AVERAGE NET ASSETS)
           +/- 20 to 50                            +/- 4
          +/- 51 to 100                            +/- 5
         +/- 101 and greater                       +/- 6

   ---------------
   1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND AND
     ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

Portfolio Manager

Margaret Weinblatt, Ph.D., CFA, vice president of Mutual Fund Portfolios, has managed the Fund since February 2000. She has 22 years' investment management experience and has worked for us since January 2000. Prior to joining us, she worked for Countrywide Investments from June 1998 to November 1999; Copernicus Asset Management, Ltd. from January 1996 to 1998; and Neuberger & Berman from 1986 to October 1995. Ms. Weinblatt earned the Chartered Financial Analyst designation in 1985 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the New York Society of Securities Analysts. She holds a Ph.D. and MA from the University of Pennsylvania and BA from Radcliffe College.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

Opening an Account

You may open an account and make an investment on the Internet, by mail, in person, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund unless the registration is different.

TO PURCHASE  SHARES  THROUGH YOUR USAA  BROKERAGE  ACCOUNT,  PLEASE CONTACT USAA
BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

Tax ID Number

Each shareholder named on the account must provide a Social Security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

Effective Date

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

Minimum Investments

INITIAL PURCHASE

o $3,000 [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

o   $50 per transaction minimum, per account.

How to Purchase by . . .

INTERNET ACCESS - USAA.COM

o You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

MAIL

o   To open an account, send your application and check to:

       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288
       (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

o To add to your account, send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON

o To open an account, bring your application and check to our San Antonio investment sales and service office at:

       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX 78288

BANK WIRE

o To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA Income Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s)________________________________
       Shareholder(s) Mutual Fund Account No. _______________

ELECTRONIC FUNDS TRANSFER (EFT)

o Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

o If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R)1-800-531-8777 (IN SAN ANTONIO, 498-8777)

o In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

o To purchase new and additional shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

How to Redeem by . . .

INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

o   Access usaa.com.

o   Send your written  instructions to:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288
      (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

o Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.

o Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

o Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

o Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/tax identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

USAA BROKERAGE SERVICES

o Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

o   reject purchase or exchange orders when in the best interest of the Fund

o limit or discontinue the offering of shares of the Fund without notice to the shareholders

o impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

o require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

o   redeem an account with less than ten shares, with certain limitations

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 17.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

Share Price Calculation

The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4 p.m. Eastern Time.

[SIDE BAR]
                                  NAV PER SHARE
                                     EQUALS
                                  TOTAL ASSETS
                                      MINUS
                                   LIABILITIES
                                   DIVIDED BY
                                   # OF SHARES
                                   OUTSTANDING

Portfolio  securities,   except  as  otherwise  noted,  traded  primarily  on  a
securities exchange are valued at the last sale price on that exchange. If no sale is reported, the average of the bid and asked prices is generally used.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Directors.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

Dividends and Distributions

The Fund pays net investment income monthly based on the projection of its annual net investment income. Therefore, the amount of each monthly distribution may be different from the actual net investment income. The purpose of this distribution procedure is to attempt to provide you with an even monthly distribution payment. If the total distributions in a year exceed net investment income for the Fund's current year, a portion of your distributions could be a return of capital for federal income tax purposes and thereby reduce your cost basis in the Fund's shares. If you receive distributions in additional Fund shares rather than cash, the capital returned would be automatically reinvested, and your total cost basis in the Fund would remain the same. Ordinarily, any net capital gain distribution will be paid in December. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

o   fails to furnish the Fund with a correct tax identification number
o   underreports dividend or interest income or
o   fails to certify that he or she is not subject to withholding

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

In the future the Fund anticipates offering shareholders the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in this Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                         Year Ended July 31,
                       --------------------------------------------------------
                        2001       2000        1999        1998        1997
                       --------------------------------------------------------
Net asset value at
  beginning of period $    11.60  $    11.70  $    12.88  $    12.54$     11.97
Net investment income        .80a        .78         .80         .85        .83
Net realized and
  unrealized gain (loss)     .76a       (.10)       (.72)        .33        .57
Distributions from net
  investment income         (.82)       (.75)       (.80)       (.84)      (.83)
Distributions of
  realized capital gains     -          (.03)       (.46)        -           -
Net asset value
  at end of period    $    12.34  $    11.60  $    11.70  $    12.88 $    12.54
                      ==========================================================
Total return (%)*          13.86        6.11         .40        9.72      12.15
Net assets at end
  of period (000)     $1,510,012  $1,273,281  $1,415,397  $1,751,574 $1,662,981
Ratio of expenses
  to average net
  assets (%)                 .41b        .42         .38         .38        .39
Ratio of net
  investment income
  to average net
  assets (%)                6.63a       6.78        6.31        6.62       6.76
Portfolio turnover (%)     43.39       24.68       54.02       47.35      57.50

-------------
  * Assumes reinvestment of all dividend income and capital gain distributions during the period.
(a) Without the adoption of the change in amortization method, this ratio would have been
    Net investment income                                     $.79
    Net realized and unrealized gain                          $.77
    Ratio of net investment income to average net assets      6.57%
(b) Reflects total expenses prior to any custodian fee offset arrangement.

                                   APPENDIX A


          THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES
             IN WHICH THE ASSETS OF THE INCOME FUND MAY BE INVESTED:

CONVERTIBLE SECURITIES

We may invest the Fund's assets in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

EURODOLLAR AND YANKEE OBLIGATIONS

We may invest a portion of the Fund's assets in dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets (Yankee obligations).

FUTURES AND OPTIONS

Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the SAI.

ILLIQUID SECURITIES

We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

MASTER DEMAND NOTES

We may invest the Fund's assets in master demand notes, which are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. We will invest the Fund's assets in master demand notes only if the Fund's Board of Directors or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

We may invest the Fund's assets in mortgage-backed and asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

Mortgage-backed  securities  also include  collateralized  mortgage  obligations
(CMOs), commercial mortgage-backed securities, and mortgage dollar rolls. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

MUNICIPAL LEASE OBLIGATIONS

We may invest the Fund's assets in a variety of instruments commonly referred to
as  municipal  lease  obligations,   including  leases,   installment   purchase
contracts, and certificates of participation in such leases and contracts.

PUT BONDS

We may invest the Fund's assets in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

REAL ESTATE INVESTMENT TRUSTS (REITs)

We may invest a portion of the Fund's assets in publicly traded REITs, which are managed portfolios of real estate. REITs make investments in a diverse array of real estate from shopping centers and office buildings to apartment complexes and hotels. Equity REITs take equity positions in real estate from which shareholders receive income from the rents received from the properties and receive capital gains as buildings are sold at a profit. Debt REITs specialize in lending money to building developers, which pass the interest income on to its shareholders.

REPURCHASE AGREEMENTS

We may invest the Fund's assets in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

TREASURY INFLATION-PROTECTED SECURITIES (TIPS)

We may invest the Fund's assets in treasury inflation-protected securities, which are U.S. Treasury securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

VARIABLE RATE SECURITIES

We may invest the Fund's assets in securities that bear interest at rates which are adjusted periodically to market rates.

o These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

o Because the interest rates of variable rate securities are periodically adjusted to reflect current market rates, their market value is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

o The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

WHEN-ISSUED/DELAYED-DELIVERY SECURITIES

We may invest the Fund's assets in new issues of debt securities offered on a when-issued basis.

o Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

o   The Fund does not earn interest on the securities until settlement,  and the
    market  value  of  the  securities  may  fluctuate   between   purchase  and
    settlement.

o   Such securities can be sold before settlement date.

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

                    ---------------------------------------

                       INVESTMENT ADVISER, ADMINISTRATOR,
                          UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

                    ---------------------------------------
             TRANSFER AGENT                           CUSTODIAN
    USAA Shareholder Account Services    State Street Bank and Trust Company
        9800 Fredericksburg Road                    P.O. Box 1713
     San Antonio, Texas 78288                  Boston, Massachusetts 02105
                    ---------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                          Call toll free - Central Time
                        Monday - Friday 6 a.m. to 10 p.m.
                          Saturday 8:30 a.m. to 5 p.m.
                           Sunday 11:30 a.m. to 8 p.m.
                    ---------------------------------------

                FOR ACCOUNT SERVICING, EXCHANGES, OR REDEMPTIONS
                    1-800-531-8448 (in San Antonio, 456-7202)

                    ---------------------------------------
                        RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                    1-800-531-8066 (in San Antonio, 498-8066)
                    ---------------------------------------
                          MUTUAL FUND USAA TOUCHLINE(R)
                          (from touch-tone phones only)
               For account balance, last transaction, fund prices,
                        or to exchange/redeem fund shares
                    1-800-531-8777 (in San Antonio, 498-8777)
                    ---------------------------------------
                                INTERNET ACCESS
                                    usaa.com

                    Investment Company Act File No. 811-2429

                                                                 [recycled logo]
                                                                    Recycled
                                                                      Paper

                                    Part A

                             The Prospectus for the
                              Short-Term Bond Fund

                                 USAA SHORT-TERM
                                    BOND FUND



                                   PROSPECTUS
                                DECEMBER 1, 2001


     AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS

 What Is the Fund's Investment Objective and Main Strategy?..............   2
 What Are the Main Risks of Investing in This Fund?......................   2
 Could the Value of Your Investment in This Fund Fluctuate?..............   3
 Fees and Expenses.......................................................   5
 Fund Investments........................................................   6
 Fund Management.........................................................   9
 Using Mutual Funds in an Investment Program.............................  11
 How to Invest...........................................................  11
 How to Redeem...........................................................  15
 Important Information About Purchases and Redemptions...................  17
 Exchanges...............................................................  18
 Shareholder Information.................................................  19
 Financial Highlights....................................................  22
 Appendix A..............................................................  23

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THIS FUND. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

The Fund's investment objective is high current income consistent with preservation of principal. Our strategy to achieve this objective will be to normally invest at least 80% of the Fund's assets in a broad range of investment-grade debt securities. We will maintain a dollar-weighted average portfolio maturity of three years or less.

Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 6 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

The primary risks of investing in this Fund are credit risk and interest rate risk.

o CREDIT RISK involves the possibility that a borrower cannot make timely interest and principal payments on its securities.

o INTEREST RATE RISK involves the possibility that the value of the Fund's investments will fluctuate due to changes in interest rates.

    IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

    IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.


Additional risks of the Fund described later in the prospectus are prepayment risk and the risk of investing in real estate investment trusts (REITs). As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION LIGHT GRAPHIC] throughout the prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. The bar chart shown below illustrates the Fund's volatility and performance from year to year for each full calendar year since the Fund's inception.

Total Return

All mutual funds must use the same formula to calculate TOTAL RETURN.

[SIDE BAR]
TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

BAR CHART
                            CALENDAR
                              YEAR          TOTAL RETURN
                              1994*             .02%
                              1995            11.18%
                              1996             6.31%
                              1997             7.16%
                              1998             5.03%
                              1999             4.06%
                              2000             7.12%

                     *FUND BEGAN OPERATIONS ON JUNE 1, 1993.

                             9-MONTH YTD TOTAL RETURN
                                xx.xx% (9/30/01)
                  BEST QUARTER                 WORST QUARTER
                4.72% 2nd Qtr. 1995          -.82% 1st Qtr. 1994

The following table shows how the Fund's average annual total returns for the one- and five-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. Remember, historical performance does not necessarily indicate what will happen in the future.

===============================================================================
                        AVERAGE ANNUAL TOTAL RETURNS
                  (FOR THE PERIODS ENDED DECEMBER 31, 2000)
                                 Past    Past      Since Inception
                                1 Year  5 Years        6/1/93
--------------------------------------------------------------------------------
  Short-Term Bond Fund           7.12%   5.93%        5.73%
-------------------------------------------------------------------------------
  Lehman Brothers 1-3
    Gov't/Credit Index*          8.08%   5.98%        5.81%
--------------------------------------------------------------------------------
  Lipper Short Investment
    Grade Bond Funds Index**     7.39%   5.52%        5.49%+
================================================================================

   * THE LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CREDIT INDEX IS AN UNMANAGED INDEX OF ALL THE GOVERNMENT, AGENCY, AND CORPORATE BONDS LONGER THAN ONE YEAR AND LESS THAN THREE YEARS.

  ** THE LIPPER SHORT  INVESTMENT GRADE BOND FUNDS INDEX TRACKS THE TOTAL RETURN
     PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE SHORT INVESTMENT GRADE DEBT FUNDS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST IN MUNICIPAL DEBT ISSUES WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF LESS THAN THREE YEARS.

  + THE PERFORMANCE OF THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS INDEX IS CALCULATED AT THE END OF THE MONTH, MAY 31, 1993, WHILE THE FUND'S INCEPTION DATE IS JUNE 1, 1993. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

Yield

[SIDE BAR]
YIELD IS THE ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE.

All mutual funds must use the same formula to calculate YIELD. The Fund may advertise performance in terms of a 30-day yield quotation. The Fund's 30-day yield for the period ended December 31, 2000, was 6.87%.

Current price and total return information

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and return information for this Fund through our usaa.com web site once you have established Internet access. See page 12 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press 36# when asked for the FUND NUMBER.

FUND
NUMBER
36

NEWSPAPER
SYMBOL
ShtTBond

TICKER
SYMBOL
USSBX

Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended July 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

    MANAGEMENT    DISTRIBUTION       OTHER          TOTAL ANNUAL
       FEES       (12b-1) Fees      EXPENSES     OPERATING EXPENSES
  ------------------------------------------------------------------
       .24%         None              .35%              .59%

[SIDE BAR]
12B-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

        1 YEAR        3 YEARS      5 YEARS       10 YEARS
       ----------------------------------------------------
          $60          $189         $329          $738

FUND INVESTMENTS

Principal Investment Strategies and Risks

Q    WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

A The Fund's principal investment strategy is to normally invest at least 80% of its assets in U.S. dollar-denominated, investment-grade debt securities. These debt securities must be investment grade at the time of purchase. We will maintain a DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY of three years or less.

[SIDE BAR]
DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THE TOTAL BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

Q    WHAT TYPES OF DEBT SECURITIES ARE INCLUDED IN THE FUND'S PORTFOLIO?

A    The Fund's portfolio may consist of any of the following:

       o   obligations    of   the   U.S.    government,    its   agencies   and
           instrumentalities, and repurchase agreements collateralized by such obligations

       o   mortgage-backed securities

       o   asset-backed securities

       o   corporate debt securities such as notes, bonds, and commercial paper

       o   debt securities of real estate investment trusts (REITs)

       o U.S. bank or foreign bank obligations, including certificates of deposit and banker's acceptances

       o obligations of state and local governments and their agencies and instrumentalities

       o   master demand notes

       o   Eurodollar obligations

       o   Yankee obligations and

       o   other debt securities

     For a further description of these securities, see APPENDIX A on page 23.

Q    WHAT ARE CONSIDERED INVESTMENT-GRADE SECURITIES?

A Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the categories listed by the following rating agencies:

     ============================================================
                              LONG-TERM          SHORT-TERM
        RATING AGENCY       DEBT SECURITIES    DEBT SECURITIES
     ------------------------------------------------------------
       Moody's Investors                       At least Prime-3
         Services            At least Baa 3    or MIG4/VMIG4
     ------------------------------------------------------------
       Standard & Poor's                       At least A-3
         Ratings Group       At least BBB -    or SP-2
     ------------------------------------------------------------
       Fitch, Inc.           At least BBB -    At least F-3
     ============================================================

     If unrated by these agencies, we must determine that the securities are of equivalent investment quality.

     You will find a complete description of the above debt ratings in the Fund's statement of additional information.

Q    WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED BELOW INVESTMENT
     GRADE?

A We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Directors.

[CAUTION LIGHT GRAPHIC]
CREDIT RISK. The bonds in the Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed income instrument such as a bond or repurchase agreement will fail to make timely payments of interest or principal. We attempt to minimize the Fund's credit risk by investing in securities considered investment grade at the time of purchase. When evaluating potential investments for the Fund, our analysts also assess credit risk and its impact on the Fund's portfolio. Nevertheless, even investment-grade securities are subject to some credit risk. Securities in the lowest-rated investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

[CAUTION LIGHT GRAPHIC]
INTEREST RATE RISK. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline due to rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bonds prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

[CAUTION LIGHT GRAPHIC]
PREPAYMENT RISK. Mortgagors may generally pay off mortgages without penalty before the due date. When mortgaged property is sold, which can occur at any time for a variety of reasons, the old mortgage is usually prepaid. Also, when mortgage interest rates fall far enough to make refinancing attractive, prepayments tend to accelerate. Prepayments require reinvestment of the principal at the then-current level of interest rates, which are often at a lower level than when the mortgages were originally issued. Reinvestment at lower rates tends to reduce the interest payments received by the Fund and, therefore, the size of the dividend payments available to shareholders. If reinvestment occurs at a higher level of interest rates, the opposite effect is true.

[CAUTION LIGHT GRAPHIC]
REITS. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws. Moreover, by investing in the debt securities of REITs, the Fund is also subject to credit risk.

Q    HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

A We search for securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. Recognizing value is the result of simultaneously analyzing the interaction of these factors among the securities available in the market. We will sell a security if we become concerned about its credit risk, are forced by market factors to raise money, or an attractive replacement is available.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 23.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

[SIDE BAR]
TOTAL
ASSETS UNDER
MANAGEMENT
BY USAA INVESTMENT MANAGEMENT COMPANY
APPROXIMATELY $XX BILLION

We provide  investment  management  services to the Fund pursuant to an Advisory
Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. The fee was computed and paid at twenty-four one hundredths of one percent (.24%) of average net assets for the fiscal year ended July 31, 2001.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Investment Grade Bond Funds Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

[SIDE BAR]
LIPPER INDEX
SHORT INVESTMENT
GRADE BOND
FUNDS INDEX

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE RELATIVE           ANNUAL ADJUSTMENT RATE
              TO INDEX               (IN BASIS POINTS AS A PERCENTAGE
        (IN BASIS POINTS) 1           OF A FUND'S AVERAGE NET ASSETS)
           +/- 20 to 50                              +/- 4
          +/- 51 to 100                              +/- 5
       +/- 101 and greater                           +/- 6

----------------
     1 BASED ON THE DIFFERENCE  BETWEEN  AVERAGE ANNUAL  PERFORMANCE OF THE FUND
       AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund

Portfolio Manager

Paul H. Lundmark, CFA, assistant vice president of Fixed Income Investments, has managed the Fund since its inception in June 1993. Mr. Lundmark has 15 years' investment management experience and has worked for us for nine years. He earned the Chartered Financial Analyst designation in 1989 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA and BSB from the University of Minnesota.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

Opening an Account

You may open an account and make an investment on the Internet, by mail, in person, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TO PURCHASE  SHARES  THROUGH YOUR USAA  BROKERAGE  ACCOUNT,  PLEASE CONTACT USAA
BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

Tax ID Number

Each shareholder named on the account must provide a Social Security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

Effective Date

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

Minimum Investments

INITIAL PURCHASE

o $3,000. [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

o   $50 per transaction minimum, per account.

How to Purchase by . . .

INTERNET ACCESS - USAA.COM

o You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

MAIL

o   To open an account, send your application and check to:

       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288
       (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

o To add to your account, send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON

o To open an account, bring your application and check to our San Antonio investment sales and service office at:

       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX 78288

BANK WIRE

o To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA Short-Term Bond Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s) ____________________________________
       Shareholder(s) Mutual Fund Account No. ____________________

ELECTRONIC FUNDS TRANSFER (EFT)

o Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

o If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R)1-800-531-8777 (IN SAN ANTONIO, 498-8777)

o In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

o To purchase new and additional shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event, as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

How to Redeem by . . .

INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

o   Access usaa.com.

o   Send your written instructions to:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio,  TX 78288
       (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

o Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.

o Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

o Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

o Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/tax identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

CHECKWRITING

o Return a signed signature card, which accompanies your application, or request a signature card separately and return it to:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

Your checkwriting privilege is subject to State Street Bank and Trust Company's rules and regulations governing checking accounts. You may write checks in the amount of $250 or more. CHECKS WRITTEN FOR LESS THAN $250 WILL BE RETURNED UNPAID. You will not be charged for the use of checks or any subsequent reorders. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account. Remember, writing a check results in a taxable event and is therefore reportable for federal tax purposes.

USAA BROKERAGE SERVICES

o Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

o   reject purchase or exchange orders when in the best interest of the Fund

o limit or discontinue the offering of shares of the Fund without notice to the shareholders

o impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

o require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

o   redeem an account with less than ten shares, with certain limitations

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 16.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year

(except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

Share Price Calculation

The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4 p.m. Eastern Time.

[SIDE BAR]
                                  NAV PER SHARE
                                     EQUALS
                                  TOTAL ASSETS
                                      MINUS
                                   LIABILITIES
                                   DIVIDED BY
                                  # OF SHARES
                                  OUTSTANDING

Portfolio  securities,   except  as  otherwise  noted,  traded  primarily  on  a
securities exchange are valued at the last sales price on that exchange. If no sale is reported, the average of the bid and asked prices is generally used.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Directors.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

Dividends and Distributions

Net investment income is accrued daily and paid on the last business day of the month. Daily dividends are declared at the time the NAV per share is calculated. Dividends shall begin accruing on shares purchased the day following the effective date and shall continue to accrue to the effective date of redemption.

When you choose to receive cash dividends monthly, we will send you those funds that have accrued during the month after the payment date. Ordinarily, any net capital gain distribution will be paid in December. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any capital gain distribution paid by the Fund will reduce the NAV per share by the amount of the distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any distribution. Some or all of these distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

o   fails to furnish the Fund with a correct tax identification number
o   underreports dividend or interest income or
o   fails to certify that he or she is not subject to withholding

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

In the future the Fund anticipates offering shareholders the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                            Year Ended July 31,
                         ------------------------------------------------------
                            2001       2000       1999       1998       1997
                         ------------------------------------------------------
Net asset value at
  beginning of period    $   9.70   $   9.75   $   9.99   $  10.03   $   9.79
Net investment income         .65        .63        .58        .62        .61
Net realized and
  unrealized gain (loss)      .25       (.05)      (.22)      (.04)       .25
Distributions from net
  investment income          (.65)      (.63)      (.58)      (.62)      (.61)
Distributions of realized
  capital gains               -          -         (.02)       -         (.01)
                         ----------------------------------------------------
Net asset value at
  end of period          $   9.95   $   9.70   $   9.75   $   9.99   $  10.03
                         ====================================================
Total return (%)*            9.61       6.18       3.76       5.91       8.97
Net assets at end of
  period (000)           $419,857   $293,003   $241,247   $181,171   $133,746
Ratio of expenses to
  average net assets (%)      .46a       .48        .50        .50        .50
Ratio of expenses
  to average net
  assets, excluding
  reimbursements (%)         n/a        n/a         .52        .56        .61
Ratio of net investment
  income to average net
  assets (%)                 6.67       6.56       5.89       6.16       6.14
Portfolio turnover (%)      31.80      23.68      11.53      48.24      27.85

-------------
  * Assumes reinvestment of all dividend income and capital gain distributions during the period.
(a)  Reflects total expenses prior to any custodian fee offset arrangement.

                                   APPENDIX A



          THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE SHORT-TERM BOND FUND MAY BE INVESTED:

EURODOLLAR AND YANKEE OBLIGATIONS

We may invest a portion of the Fund's assets in dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets (Yankee obligations).

FUTURES AND OPTIONS

Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the SAI.

ILLIQUID SECURITIES

We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

MASTER DEMAND NOTES

We may invest the Fund's assets in master demand notes, which are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. We will invest the Fund's assets in master demand notes only if the Fund's

Board of Directors or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

We may invest the Fund's assets in mortgage-backed and asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

Mortgage-backed  securities  also include  collateralized  mortgage  obligations
(CMOs), commercial mortgage-backed securities, and mortgage dollar rolls. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

MUNICIPAL LEASE OBLIGATIONS

We may invest the Funds assets in a variety of instruments referred to as municipal lease obligations, including leases, installment purchase contracts, and certificates of participation in such leases and contracts.

PUT BONDS

We may invest the Fund's assets in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

REAL ESTATE INVESTMENT TRUSTS (REITs)

We may invest a portion of the Fund's assets in publicly traded REITs, which are managed portfolios of real estate. REITs make investments in a diverse array of real estate from shopping centers and office buildings to apartment complexes and hotels. Debt REITs specialize in lending money to building developers, which pass the interest income on to its shareholders.

REPURCHASE AGREEMENTS

We may invest the Fund's assets in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

VARIABLE RATE SECURITIES

We may invest the Fund's assets in securities that bear interest at rates which are adjusted periodically to market rates.

o These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.
o Because the interest rates of variable rate securities are periodically adjusted to reflect current market rates, their market value is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

o The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

WHEN-ISSUED/DELAYED-DELIVERY SECURITIES

We may invest the Fund's assets in new issues of debt securities offered on a when-issued basis.

o Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

o   The Fund does not earn interest on the securities until settlement,  and the
    market  value  of  the  securities  may  fluctuate   between   purchase  and
    settlement.

o   Such securities can be sold before settlement date.

                                     Notes

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Funds statement of additional information (SAI), annual or semiannual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Funds annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commissions Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

              ----------------------------------------------------

                       INVESTMENT ADVISER, ADMINISTRATOR,
                          UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

              ----------------------------------------------------
             TRANSFER AGENT                           CUSTODIAN
    USAA Shareholder Account Services    State Street Bank and Trust Company
         9800 Fredericksburg Road                    P.O. Box 1713
       San Antonio, Texas 78288            Boston, Massachusetts 02105
              ----------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                          Call toll free - Central Time
                        Monday - Friday 6 a.m. to 10 p.m.
                          Saturday 8:30 a.m. to 5 p.m.
                           Sunday 11:30 a.m. to 8 p.m.
              ----------------------------------------------------

                FOR ACCOUNT SERVICING, EXCHANGES, OR REDEMPTIONS
                    1-800-531-8448 (in San Antonio, 456-7202)

              ----------------------------------------------------
                        RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                    1-800-531-8066 (in San Antonio, 498-8066)
              ----------------------------------------------------
                          MUTUAL FUND USAA TOUCHLINE(R)
                          (from touch-tone phones only)
               For account balance, last transaction, fund prices,
                        or to exchange/redeem fund shares
                    1-800-531-8777 (in San Antonio, 498-8777)
              ----------------------------------------------------
                                 INTERNET ACCESS
                                    usaa.com

                    Investment Company Act File No. 811-2429

                                                                 [recycled logo]
                                                                    Recycled
                                                                     Paper

                                    Part A

                             The Prospectus for the
                                Money Market Fund

                             USAA MONEY MARKET FUND



                                   PROSPECTUS
                                DECEMBER 1, 2001



     AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS


 What Is the Fund's Investment Objective and Main Strategy?..............  2
 What Are the Main Risks of Investing in This Fund?......................  2
 Could the Value of Your Investment in This Fund Fluctuate?..............  3
 Fees and Expenses.......................................................  5
 Fund Investments........................................................  6
 Fund Management.........................................................  9
 Using Mutual Funds in an Investment Program............................. 10
 How to Invest .......................................................... 10
 How to Redeem .......................................................... 14
 Important Information About Purchases and Redemptions................... 16
 Exchanges............................................................... 17
 Shareholder Information................................................. 18
 Financial Highlights.................................................... 20
 Appendix A.............................................................. 21

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THIS FUND. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS WE OR US THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

The  Funds   investment   objective  is  the  highest  income   consistent  with
preservation of capital and the maintenance of liquidity. Our strategy to achieve this objective will be to invest the Funds assets in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

Because any investment involves risk, there is no assurance that the Funds objective will be achieved. See FUND INVESTMENTS on page 6 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

The primary risks of investing in this Fund are interest rate risk and credit risk.

o INTEREST RATE RISK involves the possibility that the value of the Funds investments will fluctuate due to changes in interest rates.

   IF INTEREST RATES INCREASE: the yield of the Fund may increase, which would likely increase the Funds total return.

   IF INTEREST RATES DECREASE: the yield of the Fund may decrease, which may decrease the Funds total return.

o CREDIT RISK involves the possibility that a borrower cannot make timely interest and principal payments on its securities.

Money market funds are sometimes confused with savings accounts. A savings account is a deposit with a bank. The bank is obligated to return the amount deposited and to pay you interest for the use of your money. Up to a certain dollar amount, the Federal Deposit Insurance Corporation (FDIC) will insure that the bank meets its obligations.

This Fund is not a savings account but, rather, is a money market mutual fund that issues and redeems its shares at the Funds net asset value (NAV) per share. The Fund always seeks to maintain a constant NAV of $1 per share.

Just as a savings account pays interest on the amount deposited, the Fund pays dividends on the shares you own. If these dividends are reinvested in the Fund, the value of your account will grow over time.

Unlike a savings account, however, an investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

Yes, it could. We manage the Fund in accordance with strict SEC guidelines designed to preserve the Funds value at $1 per share, although, of course, we cannot guarantee that the value will remain at $1 per share. The value of your investment typically will grow through reinvested dividends. The bar chart shown below illustrates the Funds volatility and performance from year to year for each full calendar year over the past ten years.

Total Return

All mutual funds must use the same formula to calculate TOTAL RETURN.

[SIDE BAR]
TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

BAR CHART

                           CALENDAR
                             YEAR           TOTAL RETURN
                             1991              6.07%
                             1992              3.80%
                             1993              3.01%
                             1994              4.05%
                             1995              5.80%
                             1996              5.24%
                             1997              5.40%
                             1998              5.34%
                             1999              4.97%
                             2000              6.15%

                            9-MONTH YTD TOTAL RETURN
                                xx.xx% (9/30/01)
                 BEST QUARTER                 WORST QUARTER
              1.57% 4th Qtr. 2000          .73% 4th Qtr. 1993

The table below shows the Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund. Remember, historical performance does not necessarily indicate what will happen in the future.

================================================================================
                        AVERAGE ANNUAL TOTAL RETURNS
                  (FOR THE PERIODS ENDED DECEMBER 31, 2000)

                                                        Since
                            Past    Past      Past     Inception
                           1 Year  5 Years  10 Years    1/30/81
-------------------------------------------------------------------------------
 Money Market Fund         6.15%    5.42%     4.98%      7.12%
===============================================================================

Yield

[SIDE BAR]
YIELD IS THE ANNUALIZED NET INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE.

EFFECTIVE YIELD IS CALCULATED SIMILAR TO THE YIELD, HOWEVER, WHEN ANNUALIZED, THE INCOME EARNED IS ASSUMED TO BE REINVESTED.

All mutual funds must use the same formulas to calculate YIELD and EFFECTIVE YIELD. The Fund typically advertises performance in terms of a 7-day yield and effective yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The Fund's 7-day yield for the period ended December 31, 2000, was 6.35%.

Current Price and Total Return Information

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and return information for this Fund through our usaa.com web site once you have established Internet access. See page 12 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press 42# when asked for the FUND NUMBER.

If you prefer to obtain this information from an online computer service, you can do so by using the Fund's TICKER SYMBOL.

[SIDE BAR]
FUND NUMBER
42

TICKER SYMBOL
USAXX

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended July 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

    MANAGEMENT    DISTRIBUTION     OTHER          TOTAL ANNUAL
       FEES       (12b-1) Fees    EXPENSES     OPERATING EXPENSES
----------------------------------------------------------------------
       .24%           None          .34%           .58%

[SIDE BAR]
12B-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

        1 YEAR        3 YEARS      5 YEARS       10 YEARS
    --------------------------------------------------------
          $59          $186         $324          $726

FUND INVESTMENTS

Principal Investment Strategies and Risks

Q    WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

A    The  Fund's  principal   strategy  is  the  investment  of  its  assets  in
     high-quality, U.S. dollar-denominated debt securities of domestic and foreign issuers that have been determined to present minimal credit risk.

Q    WHAT TYPES OF MONEY MARKET INSTRUMENTS WILL THE FUND'S ASSETS BE INVESTED
     IN?

A    The Fund's portfolio may include the following:

       o   obligations    of   the   U.S.    government,    its   agencies   and
           instrumentalities, and repurchase agreements collateralized by such obligations

       o short-term corporate debt obligations such as notes, bonds, and commercial paper

       o U.S. bank or foreign bank obligations, including certificates of deposit, banker's acceptances, and time deposits

       o obligations of state and local governments and their agencies and instrumentalities o municipal lease obligations

       o   mortgage-backed securities

       o   asset-backed securities

       o   master demand notes

       o   Eurodollar obligations

       o   Yankee obligations and

       o   other short-term debt securities

     For a further description of these securities, see APPENDIX A on page 22.

Q    ARE THERE ANY LIMITS ON HOW MUCH CAN BE INVESTED IN ONE ISSUER?

A Yes. The SEC has set certain diversification requirements for money market funds. Generally, these requirements limit a money market fund's investments in securities of any issuer to no more than 5% of the Fund's assets. Also, strict SEC guidelines do not permit us to invest, with respect to 75% of the Fund's assets, greater than 10% of the Fund's assets in securities issued by or subject to guarantees by the same institution. Purchases of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward these limitations.

Q    WHAT IS THE CREDIT QUALITY OF THE FUND'S INVESTMENTS?

A The Fund's investments consist of high-quality securities that qualify as "first-tier" securities under the SEC rules that apply to money market funds. In general, a first-tier security is defined as a security that is:

       o issued or guaranteed by the U.S. government or any agency or instrumentality thereof

       o rated or subject to a guarantee that is rated in the highest category for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs) or by one NRSRO if the security is rated by only one NRSRO

       o unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term obligations so rated or

       o   unrated but determined by us to be of comparable quality

     In addition, we must consider whether a particular investment presents minimal credit risk.

Q    WHO ARE THE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS?

A    Current NRSROs include:

       o   Moody's Investors Service
       o   Standard & Poor's Ratings Group
       o   Fitch, Inc.

Q    WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED?

A If the rating of a security is downgraded after purchase, we will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio.

Q    WILL THE FUND ALWAYS MAINTAIN A NET ASSET VALUE OF $1 PER SHARE?

A While we will endeavor to maintain a constant Fund net asset value of $1 per share; however, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

     For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in the highest category for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts have determined that the security presents minimal credit risk. In addition, the Fund has purchased insurance to protect against defaults. This insurance is subject to deductibles and dollar limits.

     There is also a risk that rising interest rates will cause the value of the Fund's securities to decline. We attempt to minimize this interest rate risk by limiting the maturity of each security to 397 days or less and maintaining a DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY for the Fund of 90 days or less.

[SIDE BAR]
DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THE TOTAL BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

Q    HOW ARE THE DECISIONS TO BUY OR SELL SECURITIES MADE?

A We balance factors such as credit quality and maturity to purchase the best relative value available in the market at any given time. While rare, sell decisions are usually based on a change in our credit analysis or to take advantage of an opportunity to reinvest at a higher yield.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 21.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

[SIDE BAR]
TOTAL
ASSETS UNDER
MANAGEMENT
BY USAA INVESTMENT MANAGEMENT COMPANY
APPROXIMATELY $XX BILLION

We provide  investment  management  services to the Fund pursuant to an Advisory
Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. The fee is computed at twenty-four one hundredths of one percent (.24%) of average net assets. Prior to December 1, 2000, the total annual operating expenses of the Fund were voluntarily limited at .46% of average net assets. The fee we received for the fiscal year ended July 31, 2001, after we made reimbursement to the Fund, was equal to .23% of average net assets.

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

Portfolio Manager

Pamela Bledsoe Noble, CFA, vice president of Money Market Funds, has managed the Fund since May 1996. Ms. Noble has 13 years' investment management experience and has worked for us for ten years. She earned the Chartered Financial Analyst designation in 1992 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. She holds an MBA from Texas Christian University and a BS from Louisiana Tech University.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

Opening an Account

You may open an account and make an investment on the Internet, by mail, in person, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TO PURCHASE  SHARES  THROUGH YOUR USAA  BROKERAGE  ACCOUNT,  PLEASE CONTACT USAA
BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

Tax ID Number

Each shareholder named on the account must provide a Social Security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

Effective Date

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

Minimum Investments

INITIAL PURCHASE

o $3,000. [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

o $50 per transaction minimum, per account. (Except on transfers from brokerage accounts, which are exempt from the minimum).

How to Purchase by . . .

INTERNET ACCESS - USAA.COM

o You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

MAIL

o   To open an account, send your application and check to:

         USAA Investment Management Company
         9800 Fredericksburg Road
         San Antonio, TX 78288
         (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

o To add to your account, send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

         USAA Shareholder Account Services
         9800 Fredericksburg Road
         San Antonio, TX 78288

IN PERSON

o To open an account, bring your application and check to our San Antonio investment sales and service office at:

         USAA Federal Savings Bank
         10750 Robert F. McDermott Freeway
         San Antonio, TX 78288

BANK WIRE

o To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

         State Street Bank and Trust Company
         Boston, MA 02101
         ABA#011000028
         Attn: USAA Money Market Fund
         USAA Account Number: 69384998
         Shareholder(s) Name(s)___________________________________
         Shareholder(s) Mutual Fund Account No. __________________

ELECTRONIC FUNDS TRANSFER (EFT)

o Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

o If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R)1-800-531-8777 (IN SAN ANTONIO, 498-8777)

o In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

o To purchase new and additional shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

How to Redeem by . . .

INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

o   Access at usaa.com.

o   Send your written instructions to:

         USAA Shareholder Account Services
         9800 Fredericksburg Road
         San Antonio, TX 78288
         (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

o Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.

o Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

o Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

o Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/tax identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

CHECKWRITING

o Return a signed signature card, which accompanies your application, or request a signature card separately and return it to:

         USAA Shareholder Account Services
         9800 Fredericksburg Road
         San Antonio, TX 78288

You will not be charged for the use of checks or any subsequent reorders. Your checkwriting privilege is subject to State Street Bank and Trust Company's rules and regulations governing checking accounts. You may write checks in the amount of $250 or more. CHECKS WRITTEN FOR LESS THAN $250 WILL BE RETURNED UNPAID. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

USAA BROKERAGE SERVICES

o Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

o   reject purchase or exchange orders when in the best interest of the Fund

o limit or discontinue the offering of shares of the Fund without notice to the shareholders

o impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

o require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

o   redeem an account with less than 500 shares, with certain limitations

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 15.

EXCHANGE LIMITATIONS, EXCESSIVE TRADING

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt

Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

Share Price Calculation

The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4 p.m. Eastern Time. Securities are stated at amortized cost, which approximates market value.

[SIDE BAR]
                                  NAV PER SHARE
                                     EQUALS
                                  TOTAL ASSETS
                                      MINUS
                                   LIABILITIES
                                   DIVIDED BY
                                   # OF SHARES
                                   OUTSTANDING

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

Dividends and Distributions

Net investment income is accrued daily and paid on the last business day of the month. Daily dividends are declared at the time the NAV per share is calculated. Dividends shall begin accruing on shares purchased the day following the effective date and shall continue to accrue to the effective date of redemption. When you choose to receive cash dividends monthly, we will send you those funds that have accrued during the month after the payment date.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes.

Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

o   fails to furnish the Fund with a correct tax identification number
o   underreports dividend or interest income or
o   fails to certify that he or she is not subject to withholding

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

In the future the Fund anticipates offering shareholders the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in this Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                        Year Ended July 31,
                    -----------------------------------------------------------
                       2001        2000       1999        1998       1997
                    -----------------------------------------------------------
Net asset value
  at beginning
  of period         $     1.00  $     1.00 $     1.00  $     1.00 $     1.00
Net investment
  income                   .05         .05        .05         .05        .05
Distributions from
  net investment
  income                  (.05)       (.05)      (.05)       (.05)      (.05)
                    --------------------------------------------------------
Net asset value at
  end of period     $     1.00  $     1.00 $     1.00  $     1.00 $     1.00
                    ========================================================
Total return (%)*         5.54        5.66       4.95        5.45       5.28
Net assets at end
  of period (000)   $3,867,791  $3,427,820 $3,011,013  $2,491,473 $2,161,691
Ratio of expenses
  to average
  net assets (%)           .49a,c      .46b       .45         .45        .45
Ratio of expenses
  to average net
  assets, excluding
  reimbursements (%)       .49a,c      .48        .48         .48        .49
Ratio of net investment
  income to average net
  assets (%)              5.36        5.56       4.83        5.32       5.16

----------------
  * Assumes reinvestment of all dividend income distributions during the period.
(a) Effective December 1, 2000, the Manager terminated its voluntary agreement to limit the Fund's expense ratio to 0.46% of the Fund's average annual net assets.
(b) Effective December 1, 1999, the Manager voluntarily agreed to limit the Fund's expense ratio to 0.46% of the Fund's average annual net assets.
(c) Reflects total expenses prior to any custodian fee offset arrangement.

                                   APPENDIX A


          THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE MONEY MARKET FUND MAY BE INVESTED:


EURODOLLAR AND YANKEE OBLIGATIONS

We may invest a portion of the Fund's assets in dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets (Yankee obligations).

ILLIQUID SECURITIES

We may invest up to 10% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

MASTER DEMAND NOTES

We may invest the Fund's assets in master demand notes, which are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note, at any time, up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. We will invest the Fund's assets in master demand notes only if the Fund's Board of Directors or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

We may invest the Fund's assets in mortgage-backed and asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

MUNICIPAL LEASE OBLIGATIONS

We may invest the Fund's assets in a variety of instruments commonly referred to
as  municipal  lease  obligations,   including  leases,   installment   purchase
contracts, and certificates of participation in such leases and contracts.

PUT BONDS

We may invest the Fund's assets in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

REPURCHASE AGREEMENTS

We may invest the Fund's assets in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

VARIABLE RATE SECURITIES

We may invest the Fund's assets in securities that bear interest at rates which are adjusted periodically to market rates.

o These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

o Because the interest rates of variable rate securities are periodically adjusted to reflect current market rates, their market value is less affected by the changes in prevailing interest rates than the market of securities with fixed interest rates.

o The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

WHEN-ISSUED/DELAYED-DELIVERY SECURITIES

We may invest the Fund's assets in new issues of debt securities offered on a when-issued basis.

o Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

o   The Fund does not earn interest on the securities until settlement,  and the
    market  value  of  the  securities  may  fluctuate   between   purchase  and
    settlement.

o   Such securities can be sold before settlement date.

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Funds statement of additional information (SAI), annual or semiannual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Funds annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commissions Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

              ----------------------------------------------------

                       INVESTMENT ADVISER, ADMINISTRATOR,
                          UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

              ----------------------------------------------------
             TRANSFER AGENT                           CUSTODIAN
    USAA Shareholder Account Services    State Street Bank and Trust Company
         9800 Fredericksburg Road                    P.O. Box 1713
       San Antonio, Texas 78288            Boston, Massachusetts 02105
              ----------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                          Call toll free - Central Time
                        Monday - Friday 6 a.m. to 10 p.m.
                          Saturday 8:30 a.m. to 5 p.m.
                           Sunday 11:30 a.m. to 8 p.m.
              ----------------------------------------------------

                FOR ACCOUNT SERVICING, EXCHANGES, OR REDEMPTIONS
                    1-800-531-8448 (in San Antonio, 456-7202)

              ----------------------------------------------------
                        RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                    1-800-531-8066 (in San Antonio, 498-8066)
              ----------------------------------------------------
                          MUTUAL FUND USAA TOUCHLINE(R)
                          (from touch-tone phones only)
               For account balance, last transaction, fund prices,
                        or to exchange/redeem fund shares
                    1-800-531-8777 (in San Antonio, 498-8777)
              ----------------------------------------------------
                                 INTERNET ACCESS
                                    usaa.com

                    Investment Company Act File No. 811-2429

                                                                 [recycled logo]
                                                                        Recycled
                                                                           Paper

                                    Part A

                             The Prospectus for the
                            Science & Technology Fund

                                 USAA SCIENCE &
                                 TECHNOLOGY FUND



                                   PROSPECTUS
                                DECEMBER 1, 2001



     AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS


 What Is the Fund's Investment Objective and Main Strategy?..............   2
 What Are the Main Risks of Investing in This Fund?......................   2
 Could the Value of Your Investment in This Fund Fluctuate?..............   3
 Fees and Expenses.......................................................   5
 Fund Investments........................................................   6
 Fund Management.........................................................   8
 Using Mutual Funds in an Investment Program.............................  10
 How to Invest...........................................................  10
 How to Redeem...........................................................  14
 Important Information About Purchases and Redemptions...................  15
 Exchanges...............................................................  17
 Shareholder Information.................................................  18
 Financial Highlights....................................................  21
 Appendix A .............................................................  22

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THIS FUND. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

The Fund's investment objective is long-term capital appreciation. Our strategy to achieve this objective will be to normally invest at least 80% of the Fund's assets in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements.

Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 6 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

The primary risks of investing in this Fund are stock market risk and industry risk.

o STOCK MARKET RISK involves the possibility that the value of the Fund's investments in equity securities will decline in a down stock market, regardless of the success or failure of the company's operations.

o INDUSTRY RISK involves the possibility that the Fund's investments in companies whose value is highly dependent on scientific and technological developments may be more volatile because of the short life cycles and competitive pressures of many of the products or services of these companies.

Another risk of the Fund described later in the prospectus is the risk of foreign investing. As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION LIGHT GRAPHICS] throughout the prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. The Fund's portfolio consists of companies whose value is highly dependent on scientific and technological developments. Many of the products and services of these companies are subject to short life cycles and competitive pressures. Therefore, the market value of the Fund's portfolio and the Fund's price per share are likely to fluctuate significantly.

The bar chart shown below illustrates the Fund's volatility and performance from year to year for each full calendar year since inception.

Total Return

All mutual funds must use the same formula to calculate TOTAL RETURN.

[SIDE BAR]
TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.


[BAR CHART]
                             CALENDAR
                               YEAR         TOTAL RETURN
                               1998*           46.64%
                               1999            47.04%
                               2000           -16.66%

                    *FUND BEGAN OPERATIONS ON AUGUST 1, 1997.

                            9-MONTH YTD TOTAL RETURN
                                xx.xx% (9/30/01)
                    BEST QUARTER               WORST QUARTER
                   31.68% 4th Qtr. 1998      -27.10% 4th Qtr. 2000

The following table shows how the Fund's average annual total returns for the one-year period, as well as the life of the Fund, compared to those of relevant securities market indices. Remember, historical performance does not necessarily indicate what will happen in the future.

===============================================================================
                        AVERAGE ANNUAL TOTAL RETURNS
                  (FOR THE PERIODS ENDED DECEMBER 31, 2000)
                                    Past        Since Inception
                                   1 Year           8/1/97
-------------------------------------------------------------------------------

  Science & Technology Fund       -16.66%           15.37%
-------------------------------------------------------------------------------
  S&P 500 Index*                   -9.10%           11.52%
-------------------------------------------------------------------------------
  Lipper Science &
    Technology Funds Index**      -30.27%           21.46%+
===============================================================================


  * THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

 ** THE  LIPPER  SCIENCE &  TECHNOLOGY  FUNDS  INDEX  TRACKS  THE  TOTAL  RETURN
    PERFORMANCE  OF THE 30 LARGEST  FUNDS WITHIN THIS  CATEGORY.  THIS  CATEGORY
    INCLUDES FUNDS THAT INVEST 65% OF THEIR EQUITY PORTFOLIO IN SCIENCE AND TECHNOLOGY STOCKS.

  + THE PERFORMANCE OF THE LIPPER SCIENCE & TECHNOLOGY FUNDS INDEX IS CALCULATED
    AT THE END OF THE MONTH, JULY 31, 1997, WHILE THE FUND'S INCEPTION DATE IS AUGUST 1, 1997. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

Current Price and Total Return Information

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price and total return information for this Fund through our usaa.com web site once you have established Internet access. See page 12 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 31# when asked for the FUND NUMBER.

[SIDE BAR]
FUND
NUMBER
31

NEWSPAPER
SYMBOL
SciTech

TICKER
SYMBOL
USSCX

Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses during the past fiscal year ended July 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

    MANAGEMENT    DISTRIBUTION      OTHER          TOTAL ANNUAL
       FEES      (12b-1) Fees      EXPENSES     OPERATING EXPENSES
  -------------------------------------------------------------------
      .75%           None           .65%               1.40%

[SIDE BAR]
12B-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

        1 YEAR        3 YEARS      5 YEARS       10 YEARS
      ------------------------------------------------------
         $143          $443         $766         $1,680

FUND INVESTMENTS

Principal Investment Strategies and Risks

Q    WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

A The Fund's principal investment strategy is to invest at least 80% of the Fund's assets in equity securities of companies that we expect will benefit from the development and use of scientific and technological advances and improvements. We use the term "equity securities" to include common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

     As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

     We generally will not trade the Fund's securities for short-term profits; however, if circumstances warrant, we may need to actively and frequently trade Fund securities to achieve the Fund's principal investment strategy. The Fund's portfolio turnover rate will vary from year to year depending on market conditions. A high turnover rate increases transaction costs and may increase taxable capital gains; therefore, we will carefully weigh the anticipated benefits of trading.

[CAUTION LIGHT GRAPHIC]

STOCK MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Equity securities tend to go up and down more than bonds.

Q    MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

A Yes. While most of the Fund's assets will be invested in U.S. securities, we may also invest the Fund's assets in foreign securities purchased in either foreign or U.S. markets when they are in line with the Fund's investment objective.

[CAUTION LIGHT GRAPHIC]
FOREIGN INVESTING RISK. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; political instability; difficulties in obtaining legal judgments; and foreign withholding taxes. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

Q    IN WHAT INDUSTRIES WILL THE FUND'S ASSETS BE INVESTED?

A We will invest at least 80% of the Fund's net assets in industries such as, but not limited to, biotechnology, computer hardware, software and services, communication and telecommunication equipment and services, electronics, health care, drugs, medical products and supplies, specialized health care services, aerospace and defense, and other industries we believe may benefit directly or indirectly from research and development in the science and technology fields. We may invest the Fund's remaining assets in any other industry.

[CAUTION LIGHT GRAPHIC]
INDUSTRY RISK. A mutual fund portfolio consisting of investments related to the fields of science and technology is likely to be more volatile than a portfolio that is more widely diversified in other economic sectors. Because of the competitiveness and rapid changes in the fields of science and technology, many of the companies in the Fund's portfolio are subject to distinctive risks. The products and services of these companies may not be economically successful or may quickly become outdated.

Additionally, many of these companies must comply with significant governmental regulations and may need governmental approval of their products and services.

Q    HOW ARE THE DECISIONS TO BUY OR SELL SECURITIES MADE?

A We generally invest in companies producing sales and earnings growth rates greater than those of the overall market. Investment considerations include a company's ability to exceed earnings expectations over the near or long term, valuation, cash flow, acquisitions, and other corporate actions. We employ a bottom-up, stock-picking strategy focusing on these factors. We monitor our positions continually and will sell a stock when we perceive our original investment thesis to no longer hold.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 22.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

[SIDE BAR]
TOTAL
ASSETS UNDER
MANAGEMENT
BY USAA
INVESTMENT
MANAGEMENT
COMPANY
APPROXIMATELY
$XX BILLION

We provide  investment  management  services to the Fund pursuant to an Advisory
Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. This fee was computed and paid at three-fourths of one percent (.75%) of average net assets for the fiscal year ended July 31, 2001.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Science & Technology Funds Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the

[SIDE BAR]
LIPPER INDEX
SCIENCE &
TECHNOLOGY
FUNDS INDEX

LIPPER INDEX over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance  period  will  consist of the  current  month plus the  previous  35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE RELATIVE      ANNUAL ADJUSTMENT RATE
              TO INDEX          (IN BASIS POINTS AS A PERCENTAGE
        (IN BASIS POINTS) 1      OF A FUND'S AVERAGE NET ASSETS)
          +/- 100 to 400                      +/- 4
         +/- 401 to 700                       +/- 5
        +/- 701 and greater                   +/- 6

   ---------------
   1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND AND
     ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

Portfolio Manager

Curt Rohrman, CFA, assistant vice president of Equity Investments, has managed the Fund since its inception in August 1997. He has 13 years' investment management experience and has worked for us for six years. He earned the Chartered Financial Analyst designation in 1991 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from the University of Texas at Austin and a BBA from Texas Christian University.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

Opening an Account

You may open an account and make an investment on the Internet, by mail, in person, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TO PURCHASE  SHARES  THROUGH YOUR USAA  BROKERAGE  ACCOUNT,  PLEASE CONTACT USAA
BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

Tax ID Number

Each shareholder named on the account must provide a Social Security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

Effective Date

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

Minimum Investments

INITIAL PURCHASE

o $3,000 [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

o   $50 per transaction minimum, per account.

How to Purchase by . . .

INTERNET ACCESS - USAA.COM

o You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

MAIL

o   To open an account, send your application and check to:

       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288
       (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

o To add to your account, send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON

o To open an account, bring your application and check to our San Antonio investment sales and service office at:

       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX 78288

BANK WIRE

o To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA Science & Technology Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s) ___________________________
       Shareholder(s) Mutual Fund Account No. _____________

ELECTRONIC FUNDS TRANSFER (EFT)

 o Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

o If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R)1-800-531-8777 (IN SAN ANTONIO, 498-8777)

o In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

o To purchase new and additional shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW  TO REDEEM

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

How to Redeem by . . .

INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

o   Access usaa.com.

o   Send your written instructions to:

       USAA Shareholder Account Services
       9800  Fredericksburg Road
       San Antonio, TX 78288
       FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

o Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.

o Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

o Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

o Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/tax identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

USAA BROKERAGE SERVICES

o Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

o   reject purchase or exchange orders when in the best interest of the Fund

o limit or discontinue the offering of shares of the Fund without notice to the shareholders

o impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

o require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

o   redeem an account with less than ten shares, with certain limitations

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 15.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

Share Price Calculation

The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4 p.m. Eastern Time.

[SIDE BAR]
                                  NAV PER SHARE
                                     EQUALS
                                  TOTAL ASSETS
                                      MINUS
                                   LIABILITIES
                                   DIVIDED BY
                                   # OF SHARES
                                  OUTSTANDING

Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under the general supervision of the Fund's Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Directors.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

Dividends and Distributions

The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state and local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

o   fails to furnish the Fund with a correct tax identification number
o   underreports dividend or interest income or
o   fails to certify that he or she is not subject to withholding

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

In the future the Fund anticipates offering shareholders the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in this Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                          Year Ended July 31,
                        --------------------------------------------------------
                             2001        2000         1999          1998**
                        --------------------------------------------------------
Net asset value at
   beginning of period   $   21.06   $   15.18    $    11.17     $   10.00
Net investment loss           (.16)a      (.13)a        (.06)a        (.07)a
Net realized and
   unrealized gain (loss)   (10.17)       6.26          4.07          1.24
Distributions of realized
   capital gains               -          (.17)          -             -
Distribution of tax
   return of capital           -          (.08)          -             -
                         --------------------------------------------------
Net asset value at
   end of period         $   10.73   $   21.06    $    15.18     $   11.17
                         ==================================================
Total return (%)*           (49.03)      40.73         35.90         11.70
Net assets at
   end of period (000)   $ 368,832   $ 624,528    $  257,992     $ 111,318
Ratio of expenses to
   average net assets (%)     1.31b       1.22          1.33          1.42
Ratio of net investment
   loss to average
   net assets (%)            (1.05)       (.65)         (.47)         (.69)
Portfolio turnover (%)       57.45       69.21         44.39         76.31

-----------------
 * Assumes reinvestment of all capital gain and other distributions during the period.
**   Fund commenced operations on August 1, 1997.
(a)  Calculated using weighted average shares.
(b) Reflects total expenses prior to any custodian fee offset arrangement, which reduced total expenses by 0.01%.

                                   APPENDIX A


     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH
          THE ASSETS OF THE SCIENCE & TECHNOLOGY FUND MAY BE INVESTED:


AMERICAN DEPOSITARY RECEIPTS (ADRS)

We may invest the Fund's assets in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

CONVERTIBLE SECURITIES

We may invest the Fund's assets in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

FORWARD CURRENCY CONTRACTS

We may hold securities denominated in foreign currencies. As a result, the value of these securities will be affected by changes in the exchange rate between the dollar and the foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract is an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. We may only enter into forward currency contracts when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of the security until settlement.

FUTURES AND OPTIONS

Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the SAI.

GLOBAL DEPOSITARY RECEIPTS (GDRS)

We may invest the Fund's assets in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

ILLIQUID SECURITIES

We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

MONEY MARKET INSTRUMENTS

We may hold a certain portion of the Fund's assets in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

                    ---------------------------------------

                       INVESTMENT ADVISER, ADMINISTRATOR,
                          UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

                    ---------------------------------------
             TRANSFER AGENT                           CUSTODIAN
    USAA Shareholder Account Services    State Street Bank and Trust Company
        9800 Fredericksburg Road                    P.O. Box 1713
     San Antonio, Texas 78288                  Boston, Massachusetts 02105
                    ---------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                          Call toll free - Central Time
                        Monday - Friday 6 a.m. to 10 p.m.
                          Saturday 8:30 a.m. to 5 p.m.
                           Sunday 11:30 a.m. to 8 p.m.
                    ---------------------------------------

                FOR ACCOUNT SERVICING, EXCHANGES, OR REDEMPTIONS
                    1-800-531-8448 (in San Antonio, 456-7202)

                    ---------------------------------------
                        RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                    1-800-531-8066 (in San Antonio, 498-8066)
                    ---------------------------------------
                          MUTUAL FUND USAA TOUCHLINE(R)
                          (from touch-tone phones only)
               For account balance, last transaction, fund prices,
                        or to exchange/redeem fund shares
                    1-800-531-8777 (in San Antonio, 498-8777)
                    ---------------------------------------
                                INTERNET ACCESS
                                    usaa.com

                    Investment Company Act File No. 811-2429


                                                                 [recycled logo]
                                                                    Recycled
                                                                      Paper

                                    Part A

                             The Prospectus for the
                             Frist Start Growth Fund

                                USAA FIRST START
                                  GROWTH FUND

                                   PROSPECTUS
                                DECEMBER 1, 2001


    THE USAA FIRST START GROWTH FUND IS DESIGNED TO STIMULATE INTEREST IN LONG-TERM INVESTING BY YOUNG PEOPLE. IT IS PART OF USAA FIRST START, A MONEY MANAGEMENT PLAN FOR YOUNG PEOPLE.

    AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS

  What Is the Fund's Investment Objective and Main Strategy?.............  2
  What Are the Main Risks of Investing in This Fund?.....................  2
  Could the Value of Your Investment in This Fund Fluctuate?.............  3
  Fees and Expenses......................................................  5
  Fund Investments.......................................................  6
  Fund Management........................................................  8
  Using Mutual Funds in an Investment Program............................ 10
  How to Invest.......................................................... 11
  How to Redeem.......................................................... 14
  Important Information About Purchases and Redemptions.................. 16
  Exchanges.............................................................. 17
  Shareholder Information................................................ 18
  Financial Highlights................................................... 22
  Appendix A............................................................. 23

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THIS FUND. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT
OBJECTIVE AND MAIN STRATEGY?

The Fund's investment objective is long-term capital appreciation. Our strategy to achieve this objective will be to invest the Fund's assets primarily in equity securities of companies that provide goods or services we believe are familiar to young people.

Because any  investment  involves  risk,  there is no assurance that the Fund's
objective  will  be  achieved.   See  FUND  INVESTMENTS  on  page  6  for  more
information.

WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?

The primary risk of investing in this Fund is stock market risk.

* STOCK MARKET RISK involves the possibility that the value of the Fund's investments in equity securities will decline in a down stock market, regardless of the success or failure of the company's operations.

Another risk of the Fund described later in the prospectus is the risk of foreign investing. As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION LIGHT GRAPHIC] throughout the prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?


Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. The bar chart below illustrates the Fund's volatility and performance from year to year for each full calendar year since inception.

Total Return

All mutual funds must use the same formula to calculate TOTAL RETURN.

[SIDE BAR]
     TOTAL  RETURN   MEASURES  THE  PRICE  CHANGE  IN  A  SHARE   ASSUMING  THE
     REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS.

[BAR CHART]
                    CALENDER YEAR   TOTAL RETURN
                         1998*          40.46%
                         1999           21.83%
                         2000          -16.41%

                   *FUND BEGAN OPERATIONS ON AUGUST 1, 1997.

                            9-MONTH YTD TOTAL RETURN
                                 ____% (9/30/01)
              BEST QUARTER                     WORST QUARTER
          30.10% 4th Qtr. 1998             -17.29% 4th Qtr. 2000

The table on the next page, shows how the Fund's average annual total returns for the one-year period, as well as the life of the Fund, compared to those of relevant securities market indices. Remember, historical performance does not necessarily indicate what will happen in the future.

  =================================================================
                   AVERAGE ANNUAL TOTAL RETURNS
             (FOR THE PERIODS ENDED DECEMBER 31, 2000)

                                  Past        Since Inception
                                 1 Year           8/1/97
  -----------------------------------------------------------------
  First Start Growth Fund       -16.41%           10.98%
  -----------------------------------------------------------------
  S&P 500 Index*                 -9.10%           11.52%
  -----------------------------------------------------------------
  Lipper Large-Cap
   Growth Funds Index**         -19.68%           12.04%+
  =================================================================

  * THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE, UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

 **  THE  LIPPER  LARGE-CAP   GROWTH  FUNDS   INDEX  TRACKS  THE  TOTAL  RETURN
     PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THIS CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES WITH MARKET CAPITALIZATIONS (ON A THREE-YEAR WEIGHTED BASIS) OF GREATER THAN 300% OF THE DOLLAR-WEIGHTED MEDIAN MARKET CAPITALIZATION OF THE MIDDLE 1,000 SECURITIES OF THE S&P 1500 INDEX. LARGE-CAP GROWTH FUNDS NORMALLY INVEST IN COMPANIES WITH LONG-TERM EARNINGS EXPECTED TO GROW SIGNIFICANTLY FASTER THAN THE EARNINGS OF THE STOCKS REPRESENTED IN A MAJOR UNMANAGED STOCK INDEX. THESE FUNDS WILL NORMALLY HAVE AN ABOVE-AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK RATIO, AND THREE YEAR SALES GROWTH FIGURE, COMPARED TO THE S&P 500 INDEX.

  + THE PERFORMANCE OF THE LIPPER LARGE-CAP GROWTH FUNDS INDEX IS CALCULATED AT THE END OF THE MONTH, JULY 31, 1997, WHILE THE FUND'S INCEPTION DATE IS AUGUST 1, 1997. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS DUE TO THIS DIFFERENCE.

Current price and total return information

Please consider performance information in light of the Fund's investment objective and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price and total return information for this Fund through our usaa.com web site once you have established Internet access. See page 12 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 32# when asked for the FUND NUMBER.

[SIDE BAR]
FUND
NUMBER
32

Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

[SIDE BAR]
NEWSPAPER
SYMBOL
FStrtGr

TICKER
SYMBOL
UFSGX

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in this Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses before waivers during the past fiscal year ended July 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets (ANA).

[SIDE BAR]
     12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

    MANAGEMENT     DISTRIBUTION     OTHER        TOTAL ANNUAL
       FEES       (12b-1) Fees     EXPENSES   OPERATING EXPENSES
   --------------------------------------------------------------
       .75%            None          1.44%          2.19%*

---------------

   * Beginning August 1, 2001, we have voluntarily agreed to limit the Fund's annual operating expenses to 1.45% of its ANA as shown below, after the effect of credits from fee offset arrangements, and will reimburse the Fund for all expenses in excess of that amount through November 30, 2002.

                           REIMBURSEMENT
                             FROM USAA        ACTUAL FUND
        TOTAL ANNUAL        INVESTMENT    OPERATING EXPENSES
       FUND OPERATING       MANAGEMENT           AFTER
          EXPENSES            COMPANY        REIMBURSEMENT
       ------------------------------------------------------
            2.19%              .74%              1.45%

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

        1 YEAR        3 YEARS      5 YEARS     10 YEARS
       -------------------------------------------------
         $222          $685        $1,175       $2,524

FUND INVESTMENTS

Principal Investment Strategies and Risks

Q    WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

A The Fund's principal strategy is the investment of its assets in equity securities of companies providing goods or services we believe are familiar to young people. We use the term "equity securities" to include common stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

     We designed the Fund as part of a program to stimulate interest in long-term investing by young people. Shareholders of the Fund may give us their suggestions about the types of companies they would like us to consider for investment by the Fund. We invite shareholders to tell us the investment topics or the names of stocks they would like us to feature in the Fund's communications to shareholders.

     As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

[CAUTION LIGHT GRAPHIC]

STOCK MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Equity securities tend to go up and down more than bonds.

Q    MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

A Yes. While most of the Fund's assets will be invested in U.S. securities, we may also invest the Fund's assets in foreign securities purchased on either foreign or U.S. markets when they are in line with the Fund's investment objective.

[CAUTION LIGHT GRAPHIC]
FOREIGN INVESTING RISK. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; political instability; difficulties in obtaining legal judgements; and foreign withholding taxes. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

Q    IN WHAT INDUSTRIES WILL THE FUND'S ASSETS BE INVESTED?

A We will invest in many different industries. The Fund is not a "sector" fund that focuses its investments in a specific industry or sector of the economy. We believe that goods or services which are likely to be familiar to young investors are provided by companies engaged in many different types of industries. Such companies may include computer hardware and software manufacturers, Internet service providers, and companies in the apparel, automobile, communications, entertainment, financial services, health services, and travel industries, among others. We believe that the flexibility to select equity securities of companies across a broad universe of industries maximizes our opportunity to find attractive investments as we pursue the Fund's objective of long-term capital appreciation.

Q    ARE THE FUND'S  ASSETS  PROHIBITED  FROM BEING  INVESTED  IN ANY  SPECIFIC
     INDUSTRIES?

A Yes. We will not invest in companies whose primary line of business is the production of tobacco products or alcoholic beverages. Investments in firms primarily focused on gaming activities are also prohibited.

Q    WHAT SPECIAL SERVICES ARE PROVIDED TO SHAREHOLDERS IN THIS FUND?

A In addition to providing an investment opportunity for long-term capital appreciation, shareholders will receive educational information targeted to young people about the basic concepts of saving and investing.

Q    HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

A We buy stocks of companies that provide goods or services we believe are familiar to young people. We generally invest in companies producing sales and earnings growth rates greater than those of the overall market. Investment considerations include a company's ability to exceed earnings expectations over the near or long term, valuation, cash flow, acquisitions, and other corporate actions. We employ a bottom-up, stock-picking strategy focusing on these factors. We monitor our positions continually and will sell a stock when we perceive our original investment thesis to no longer hold.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 23.


FUND MANAGEMENT

[SIDE BAR]
     TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT COMPANY APPROXIMATELY $__ BILLION

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. The fee is computed at three-fourths of one percent (.75%) of average net assets. The fee we received for the fiscal year ended July 31, 2001, after we made reimbursement to the Fund, was equal to .23% of average net assets.

Beginning with the month ending July 31, 2002, the investment management fee for the First Start Growth Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

[SIDE BAR]
LIPPER INDEX
LARGE-CAP
GROWTH FUNDS
INDEX

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

      OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
         RELATIVE TO INDEX      (IN BASIS POINTS AS A PERCENTAGE
        (IN BASIS POINTS) 1      OF A FUND'S AVERAGE NET ASSETS)

          +/- 100 to 400                      +/- 4
          +/- 401 to 700                      +/- 5
        +/- 701 and greater                   +/- 6

    ----------------------
     1 BASED ON THE DIFFERENCE BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

Portfolio Manager

Curt Rohrman, CFA, assistant vice president of Equity Investments, has managed the Fund since its inception in August 1997. He has 13 years' investment management experience and has worked for us for six years. He earned the Chartered Financial Analyst designation in 1991 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from the University of Texas at Austin and a BBA from Texas Christian University.

USING MUTUAL FUNDS IN
AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

Opening an Account

You may open an account and make an investment on the Internet, by mail, in person, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

Tax ID Number

Each shareholder named on the account must provide a Social Security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

Effective Date

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

Minimum Investments

INITIAL PURCHASE

* $3,000 [$250 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $20 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

*   $20 per transaction minimum, per account.

How to Purchase by . . .

INTERNET ACCESS - USAA.COM

* You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

MAIL

*   To open an account, send your application and check to:

       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288
       (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

*   To add to  your  account,  send  your  check  and the  deposit  stub in the
    business  reply   envelope  that   accompanies   your  Fund's   transaction
    confirmation to the transfer agent:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON

* To open an account, bring your application and check to our San Antonio investment sales and service office at:

       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX 78288

BANK WIRE

* To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA First Start Growth Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s) __________________________________
       Shareholder(s) Mutual Fund Account No. __________________

ELECTRONIC FUNDS TRANSFER (EFT)

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R)1-800-531-8777 (IN SAN ANTONIO, 498-8777)

* In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO,456-7214)

* To purchase new and additional shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

How to Redeem by . . .

INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

*   Access usaa.com.

*   Send your written instructions to:

         USAA Shareholder Account Services
         9800 Fredericksburg Road
         San Antonio, TX 78288
         (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

* Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.

* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

* Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

* Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

USAA BROKERAGE SERVICES

* Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT
PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

*   reject purchase or exchange orders when in the best interest of the Fund

* limit or discontinue the offering of shares of the Fund without notice to the shareholders

* impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

*   redeem an account with less than ten shares, with certain limitations

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 15.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

Share Price Calculation

[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                                  # OF SHARES
                                  OUTSTANDING

The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4 p.m. Eastern Time.

Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the

Fund's NAV, then we, under the general supervision of the Fund's Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Directors.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

Dividends and Distributions

The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

*   fails to furnish the Fund with a correct tax identification number
*   underreports dividend or interest income or
*   fails to certify that he or she is not subject to withholding

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

In the future the Fund anticipates offering shareholders the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in this Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                          Year Ended July 31,
                           ----------------------------------------------------
                               2001         2000        1999        1998*
                           ----------------------------------------------------
Net asset value at
   beginning of period     $   17.17    $    15.44   $   12.27    $  10.00
Net investment loss             (.16)a        (.15)a      (.07)a      (.10)a
Net realized and
   unrealized gain (loss)      (6.14)         1.94        3.32        2.37
Distributions of realized
   capital gains                 -            (.06)       (.08)        -
                           ----------------------------------------------------
Net asset value at
   end of period           $   10.87    $    17.17   $   15.44    $  12.27
                           ====================================================
Total return (%)**            (36.66)        11.58       26.81       22.70
Net assets at end
   of period (000)         $ 185,843    $  248,990   $ 155,802    $ 45,344
Ratio of expenses to
   average net assets (%)       1.65b         1.65        1.65        1.65
Ratio of expenses to
   average net assets,
   excluding
   reimbursements (%)           2.18b         1.95        1.87         -
Ratio of net investment
   loss to average
   net assets (%)              (1.17)         (.92)       (.50)       (.83)
Portfolio turnover (%)         59.27         52.58       26.64       52.11

----------------
   *  Fund commenced operations on August 1, 1997.
  **  Assumes reinvestment of all capital gain distributions during the period.

 (a)  Calculated using average shares.
 (b)  Reflects total expenses prior to any custodian fee offset arrangement.

                                   APPENDIX A

        THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE FIRST START GROWTH FUND MAY BE INVESTED:


AMERICAN DEPOSITARY RECEIPTS (ADRS)

We may invest the Fund's assets in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

CONVERTIBLE SECURITIES

We may invest the Fund's assets in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

FORWARD CURRENCY CONTRACTS

We may hold securities denominated in foreign currencies. As a result, the value of these securities will be affected by changes in the exchange rate between the dollar and the foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract is an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. We only enter into forward currency contracts when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of that security until settlement.

FUTURES AND OPTIONS

Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the SAI.

GLOBAL DEPOSITARY RECEIPTS (GDRS)

We may invest the Fund's assets in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

ILLIQUID SECURITIES

We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

MONEY MARKET INSTRUMENTS

We may hold a certain portion of the Fund's assets in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

                                     NOTES

                                     NOTES

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


    -------------------------------------------------------------------------
                       INVESTMENT ADVISER, ADMINISTRATOR,
                          UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

    -------------------------------------------------------------------------
             TRANSFER AGENT                           CUSTODIAN
    USAA Shareholder Account Services     State Street Bank and Trust Company
         9800 Fredericksburg Road                    P.O. Box 1713
       San Antonio, Texas 78288                Boston, Massachusetts 02105
    -------------------------------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                          Call toll free - Central Time
                        Monday - Friday 6 a.m. to 10 p.m.
                          Saturday 8:30 a.m. to 5 p.m.
                          Sunday 11:30 a.m. to 8 p.m.
    -------------------------------------------------------------------------

             FOR ACCOUNT SERVICING, EXCHANGES, OR REDEMPTIONS
                   1-800-531-8448 (in San Antonio, 456-7202)

    -------------------------------------------------------------------------
                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066 (in San Antonio, 498-8066)
    -------------------------------------------------------------------------
                         MUTUAL FUND USAA TOUCHLINE(R)
                         (from touch-tone phones only)
              For account balance, last transaction, fund prices,
                       or to exchange/redeem fund shares
                   1-800-531-8777 (in San Antonio, 498-8777)
    -------------------------------------------------------------------------
                                INTERNET ACCESS
                                   usaa.com

                                                                      [GRAPHIC]
                                                                       RECYCLED
                                                                        PAPER

                   Investment Company Act File No. 811-2429

                                    Part A

                             The Prospectus for the
                           Intermediate-Term Bond Fund

                             USAA INTERMEDIATE-TERM
                                    BOND FUND


                                   PROSPECTUS
                                DECEMBER 1, 2001




     AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS


  What Is the Fund's Investment Objective and Main Strategy?............   2
  What Are the Main Risks of Investing in This Fund?....................   2
  Could the Value of Your Investment in This Fund Fluctuate?............   3
  Fees and Expenses.....................................................   4
  Fund Investments......................................................   5
  Fund Management.......................................................   8
  Using Mutual Funds in an Investment Program...........................  10
  How to Invest.........................................................  11
  How to Redeem.........................................................  14
  Important Information About Purchases and Redemptions.................  16
  Exchanges.............................................................  17
  Shareholder Information...............................................  18
  Financial Highlights..................................................  21
  Appendix A ...........................................................  22

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THIS FUND. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

The Fund's investment objective is high current income without undue risk to principal. Our strategy to achieve this objective will be to normally invest at least 80% of the Fund's assets in a broad range of investment-grade debt securities. We will maintain a dollar-weighted average portfolio maturity between three to ten years.

The Fund's Board of Directors may change the Fund's investment objective without shareholder approval.

Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 5 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

The primary risks of investing in this Fund are credit risk and interest rate risk.

o CREDIT RISK involves the possibility that a borrower cannot make timely interest and principal payments on its securities.

o INTEREST RATE RISK involves the possibility that the value of the Fund's investments will fluctuate because of changes in interest rates.

    IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

    IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

Additional risks of the Fund described later in this prospectus are prepayment risk and the risk of investing in real estate investment trusts (REITs). As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION LIGHT GRAPHIC] throughout the prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

Performance history for this Fund will be available in the prospectus after the Fund has been in operation for one full calendar year.

Current price and total return information

You may obtain the most current price, yield, and return information for this Fund through our usaa.com web site once you have established Internet access. See page 12 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press 30# when asked for the FUND NUMBER. You must remember that historical performance does not necessarily indicate what will happen in the future.

[SIDE BAR]
FUND
NUMBER
30

NEWSPAPER
SYMBOL
IntTerBd

TICKER
SYMBOL
USIBX

Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

You may see the Fund's yield and total return quoted in advertisements and reports. All mutual funds must use the same formulas to calculate yield and total return. Yield is the annualized net income of the Fund during a specified 30-day period as a percentage of the Fund's share price. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to bond or relevant indexes.

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in the Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses before waivers during the past fiscal year ended July 31, 2001, as adjusted to reflect changes in the underlying contract for services, and are calculated as a percentage of average net assets (ANA).

[SIDE BAR]
12B-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

      MANAGEMENT    DISTRIBUTION       OTHER          TOTAL ANNUAL
        FEES        (12b-1) Fees      EXPENSES     OPERATING EXPENSES
    -------------------------------------------------------------------
        .46%             None          .44%              .90%*

---------------
     * We have voluntarily agreed to limit the Fund's annual operating expenses to .65% of its ANA and will reimburse the Fund for all expenses in excess of that amount through November 30, 2002. Up to August 2, 2002, we may recover from the Fund amounts reimbursed subject to certain limitations. With this reimbursement, the Fund's Total Annual Operating Expenses would be as follows:

                             Reimbursement from
              Total Annual     USAA Investment      Actual Fund
             Fund Operating      Management      Operating Expenses
                Expenses           Company       After Reimbursement
           -------------------------------------------------------------
                  .90%              .25%                .65%

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

        1 YEAR        3 YEARS      5 YEARS       10 YEARS
       -------------------------------------------------------
          $92          $287         $498         $1,108

FUND INVESTMENTS

Principal Investment Strategies and Risks

Q    WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

A The Fund's principal investment strategy is to normally invest at least 80% of its assets in U.S. dollar-denominated debt securities. These debt securities must be investment grade at the time of purchase. We will maintain a DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY between three and ten years.

[SIDE BAR]
DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THE TOTAL BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

     As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

Q    WHAT TYPES OF DEBT SECURITIES ARE INCLUDED IN THE FUND'S PORTFOLIO?

A    The Fund's portfolio may consist of any of the following:

       o   obligations    of   the   U.S.    government,    its   agencies   and
           instrumentalities, and repurchase agreements collateralized by such obligations

       o   mortgage-backed securities

       o   asset-backed securities

       o corporate debt securities such as notes, bonds, and commercial paper

       o   debt securities of real estate investment trusts (REITs)

       o U.S. bank or foreign bank obligations, including certificates of deposit and banker's acceptances

       o obligations of state and local governments and their agencies and instrumentalities

       o   master demand notes

       o   Eurodollar obligations

       o   Yankee obligations and

       o   other debt securities

     For additional information on these securities see APPENDIX A on page 22.

Q    WHAT ARE CONSIDERED INVESTMENT-GRADE SECURITIES?

A Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the categories listed by the following rating agencies:

        ============================================================
                                LONG-TERM          SHORT-TERM
          RATING AGENCY       DEBT SECURITIES    DEBT SECURITIES
        ------------------------------------------------------------
        Moody's Investors                        At least Prime-3
          Services            At least Baa 3     or MIG4/VMIG4
        ------------------------------------------------------------
        Standard & Poor's                        At least A-3
          Ratings Group       At least BBB -     or SP-2
        ------------------------------------------------------------
        Fitch, Inc.           At least BBB -     At least F-3
        ============================================================

     If unrated by these agencies, we must determine that these securities are of equivalent investment quality.

     You will find a complete description of the above debt ratings in the Fund's statement of additional information.

Q    WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED BELOW INVESTMENT
     GRADE?

A We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Directors.

[CAUTION LIGHT GRAPHIC]
CREDIT RISK. The bonds in the Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed income instrument such as a bond or repurchase agreement will fail to make timely payments of interest or principal. We attempt to minimize the Fund's credit risk by investing in securities considered investment grade at the time of purchase. When evaluating potential investments for the Fund, our analysts also assess credit risk and its impact on the Fund's portfolio. Nevertheless, even investment-grade securities are subject to some credit risk. Securities in the lowest-rated investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

[CAUTION LIGHT GRAPHIC]
INTEREST RATE RISK. As a mutual fund investing in bonds, the Fund is subject to the risk that the market value of the bonds will decline due to rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

[CAUTION LIGHT GRAPHIC]
PREPAYMENT RISK. Mortgagors may generally pay off mortgages without penalty before the due date. When mortgaged property is sold, which can occur at any time for a variety of reasons, the old mortgage is usually prepaid. Also, when mortgage interest rates fall far enough to make refinancing attractive, prepayments tend to accelerate. Prepayments require reinvestment of the principal at the then-current level of interest rates, which is often at a lower level than when the mortgages were originally issued. Reinvestment at lower rates tends to reduce the interest payments received by the Fund and, therefore, the size of the dividend payments available to shareholders. If reinvestment occurs at a higher level of interest rates, the opposite effect is true.

[CAUTION LIGHT GRAPHIC]
REITS. Investing in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. Additionally, REITs are dependent upon the capabilities of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws. Moreover, by investing in the debt securities of REITs, the Fund is also subject to credit risk.

Q    HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

A We search for securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. Recognizing value is the result of simultaneously analyzing the interaction of these factors among the securities available in the market. We will sell a security if we become concerned about its credit risk, we are forced by market factors to raise money, or an attractive replacement is available.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

[SIDE BAR]
TOTAL
ASSETS UNDER
MANAGEMENT
BY USAA INVESTMENT MANAGEMENT COMPANY
APPROXIMATELY $XX BILLION

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. The fee is computed at one-half of one percent (.50%) of the first $50 million of average net assets, two-fifths of one percent (.40%) of that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (.30%) of that portion of average net assets in excess of $100 million. The fee we received for the fiscal year ended July 31, 2001, after we made reimbursement to the Fund, was equal to .34% of average net assets.

We have agreed, through November 30, 2002, to waive our annual management fee to the extent that total expenses of the Fund exceed .65% of the Fund's average annual net assets. Under the Advisory Agreement, the Fund is required to pay us back the amount waived in subsequent years through August 2, 2002, but only if the additional payments do not cause the Fund's total expenses to exceed .65% of the Fund's average annual net assets.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Investment Grade Funds Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

[SIDE BAR]
LIPPER INDEX
INTERMEDIATE INVESTMENT GRADE FUNDS INDEX

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE RELATIVE           ANNUAL ADJUSTMENT RATE
              TO INDEX               (IN BASIS POINTS AS A PERCENTAGE
        (IN BASIS POINTS) 1           OF A FUND'S AVERAGE NET ASSETS)
           +/- 20 to 50                             +/- 4
           +/- 51 to 100                            +/- 5
        +/- 101 and greater                         +/- 6

------------
   1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND AND
     ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

Portfolio Manager

Paul H. Lundmark, CFA, assistant vice president of Fixed Income Investments, has managed the Fund since its inception in August 1999. Mr. Lundmark has 15 years' investment management experience and has worked for us for nine years. He earned the Chartered Financial Analyst designation in 1989 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA and BSB from the University of Minnesota.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

Opening an Account

You may open an account and make an investment on the Internet, by mail, in person, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TO PURCHASE  SHARES  THROUGH YOUR USAA  BROKERAGE  ACCOUNT,  PLEASE CONTACT USAA
BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

Tax ID Number

Each shareholder named on the account must provide a Social Security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

Effective Date

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

Minimum Investments

INITIAL PURCHASE

o $3,000. [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

o   $50 per transaction minimum, per account.

How to Purchase by . . .

INTERNET ACCESS - USAA.COM

o You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

MAIL

o   To open an account, send your application and check to:

       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288
       (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

o To add to your account, send your check and the deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to the transfer agent:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON

o To open an account, bring your application and check to our San Antonio investment sales & service office at:

       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX 78288

BANK WIRE

o To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA Intermediate-Term Bond Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s)___________________________________
       Shareholder(s) Mutual Fund Account No. __________________

ELECTRONIC FUNDS TRANSFER (EFT)

o Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

o If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R)1-800-531-8777 (IN SAN ANTONIO, 498-8777)

o In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

o To purchase new and additional shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.
How to Redeem by . . .

INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

o   Access usaa.com.

o    Send your written instructions to:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288
       (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

o Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.

o Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

o Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

o Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/tax identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

USAA BROKERAGE SERVICES

o Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

o   reject purchase or exchange orders when in the best interest of the Fund

o limit or discontinue the offering of shares of the Fund without notice to the shareholders

o impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

o require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

o   redeem an account with less than ten shares, with certain limitations

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 15.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

Share Price Calculation

The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4 p.m. Eastern Time.

[SIDE BAR]
                                  NAV PER SHARE
                                     EQUALS
                                  TOTAL ASSETS
                                      MINUS
                                   LIABILITIES
                                   DIVIDED BY
                                   # OF SHARES
                                   OUTSTANDING

Portfolio  securities,   except  as  otherwise  noted,  traded  primarily  on  a
securities exchange are valued at the last sales price on that exchange. If no sale is reported, the average of the bid and asked prices is generally used.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Directors.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

Dividends and Distributions

Net investment income is accrued daily and paid on the last business day of the month. Daily dividends are declared at the time the NAV per share is calculated. Dividends shall begin accruing on shares purchased the day following the effective date and shall continue to accrue to the effective date of redemption. When you choose to receive cash dividends monthly, we will send you those funds that have accrued during the month after the payment date. Ordinarily any net capital gain distribution will be paid in December. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any capital gain distribution paid by the Fund will reduce the NAV per share by the amount of the distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any distribution. Some or all of these distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.


SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long- term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

o   fails to furnish the Fund with a correct tax identification number
o   underreports dividend or interest income or
o   fails to certify that he or she is not subject to withholding

To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

In the future the Fund anticipates offering shareholders the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                            Year Ended        Period Ended
                                           July 31, 2001      July 31, 2000*
                                           ----------------------------------
Net asset value at
  beginning of period                      $     9.82          $   10.00
Net investment income                             .72                .72
Net realized and unrealized gain (loss)           .59               (.18)
Distributions from net
  investment income                              (.72)              (.72)
                                           -------------------------------
Net asset value at end of period           $    10.41          $    9.82
                                           ===============================
Total return (%)**                              13.92               5.56
Net assets at end of period (000)          $  136,478          $  63,872
Ratio of expenses to
  average net assets (%)                          .65a               .65
Ratio of expenses to average
  net assets, excluding
  reimbursement (%)                               .76a              1.03
Ratio of net investment income
  to average net assets (%)                      7.08               7.37
Portfolio turnover (%)                          24.42               8.60

-----------
 *  Fund commenced operations on August 2, 1999.
 ** Assumes reinvestment of all dividend income distributions during the period.
(a) Reflects total expenses prior to any custodian fee credit offset arrangement.

                                   APPENDIX A



       THE FOLLOWING ARE DESCRIPTIONS OF THE PRINCIPAL TYPES OF SECURITIES IN WHICH THE ASSETS OF THE INTERMEDIATE-TERM FUND MAY BE INVESTED:


EURODOLLAR AND YANKEE OBLIGATIONS

We may invest a portion of the Fund's assets in dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets (Yankee obligations).

FUTURES AND OPTIONS

Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the SAI.

ILLIQUID SECURITIES

We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

MASTER DEMAND NOTES

We may invest the Fund's assets in master demand notes, which are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time.

We will invest the Fund's assets in master demand notes only if the Fund's Board of Directors or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

We may invest the Fund's assets in mortgage-backed and asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

Mortgage-backed  securities  also include  collateralized  mortgage  obligations
(CMOs), collateralized mortgage-backed securities, and mortgage dollar rolls. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

PUT BONDS

We may invest the Fund's assets in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

REAL ESTATE INVESTMENT TRUSTS (REITs)

We may invest a portion of the Fund's assets in publicly traded REITs, which are managed portfolios of real estate. REITs make investments in a diverse array of real estate from shopping centers and office buildings to apartment complexes and hotels. Debt REITs specialize in lending money to building developers, which pass the interest income on to its shareholders.

REPURCHASE AGREEMENTS

We may invest the Fund's assets in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

VARIABLE RATE SECURITIES

We may invest the Fund's assets in securities that bear interest at rates which are adjusted periodically to market rates.

o These interest rate adjustments can raise or lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

o Because the interest rates of variable rate securities are periodically adjusted to reflect current market rates, their market value is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

o The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

WHEN-ISSUED/DELAYED-DELIVERY SECURITIES

We may invest the Fund's assets in new issues of debt securities offered on a when-issued basis.

o Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

o   The Fund does not earn interest on the securities until settlement,  and the
    market  value  of  the  securities  may  fluctuate   between   purchase  and
    settlement.

o   Such securities can be sold before settlement date.

                                     Notes

                                     Notes

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Funds statement of additional information (SAI), annual or semiannual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Funds annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commissions Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

              ----------------------------------------------------

                       INVESTMENT ADVISER, ADMINISTRATOR,
                          UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

              ----------------------------------------------------
             TRANSFER AGENT                           CUSTODIAN
    USAA Shareholder Account Services    State Street Bank and Trust Company
         9800 Fredericksburg Road                    P.O. Box 1713
       San Antonio, Texas 78288            Boston, Massachusetts 02105
              ----------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                          Call toll free - Central Time
                        Monday - Friday 6 a.m. to 10 p.m.
                          Saturday 8:30 a.m. to 5 p.m.
                           Sunday 11:30 a.m. to 8 p.m.
              ----------------------------------------------------

                FOR ACCOUNT SERVICING, EXCHANGES, OR REDEMPTIONS
                    1-800-531-8448 (in San Antonio, 456-7202)

              ----------------------------------------------------
                        RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                    1-800-531-8066 (in San Antonio, 498-8066)
              ----------------------------------------------------
                          MUTUAL FUND USAA TOUCHLINE(R)
                          (from touch-tone phones only)
               For account balance, last transaction, fund prices,
                        or to exchange/redeem fund shares
                    1-800-531-8777 (in San Antonio, 498-8777)
              ----------------------------------------------------
                                 INTERNET ACCESS
                                    usaa.com

                    Investment Company Act File No. 811-2429

                                                                 [recycled logo]
                                                                        Recycled
                                                                           Paper

                                    Part A

                             The Prospectus for the
                          High-Yield Opportunities Fund

                                 USAA HIGH-YIELD
                                  OPPORTUNITIES
                                      FUND

                                   PROSPECTUS
                                DECEMBER 1, 2001


    AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS

  What Is the Fund's Investment Objective and Main Strategy? ...........   2
  What Are the Main Risks of Investing in This Fund? ...................   2
  Could the Value of Your Investment in This Fund Fluctuate? ...........   3
  Fees and Expenses ....................................................   4
  Fund Investments .....................................................   6
  Fund Management ......................................................  11
  Using Mutual Funds in an Investment Program ..........................  13
  How to Invest ........................................................  14
  How to Redeem ........................................................  17
  Important Information About Purchases and Redemptions ................  19
  Exchanges ............................................................  20
  Shareholder Information ..............................................  21
  Financial Highlights .................................................  25
  Appendix A ...........................................................  26
  Appendix B ...........................................................  32

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THIS FUND. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT
OBJECTIVE AND MAIN STRATEGY?

The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation. Our strategy to achieve this objective will be to normally invest at least 80% of the Fund's assets in high-yield securities, including bonds (often referred to as "junk" bonds), convertible securities, or preferred stocks.

The Fund's Board of Directors may change the Fund's investment objective without shareholder approval.

Because any  investment  involves  risk,  there is no assurance that the Fund's
objective  will  be  achieved.   See  FUND  INVESTMENTS  on  page  6  for  more
information.

WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?

The  primary  risks  of  investing  in  this  Fund  are  credit  risk,   market
illiquidity, and interest rate risk.

* CREDIT RISK involves the possibility that an issuer cannot make timely dividend, interest, and principal payments on its securities.

* MARKET ILLIQUIDITY involves the risk of investing in securities whose market is generally less liquid than the market for higher-quality securities.

* INTEREST RATE RISK involves the possibility that the value of the Fund's investments will fluctuate because of changes in interest rates.

     IF INTEREST RATES INCREASE: the yield of the Fund may increase and the market value of the Fund's securities will likely decline, adversely affecting the net asset value and total return.

     IF INTEREST RATES DECREASE: the yield of the Fund may decrease and the market value of the Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

Another risk of the Fund described later in the prospectus is the risk of foreign investing. As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION LIGHT GRAPHIC] throughout the prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

As an investor in this Fund, you should be prepared for price fluctuations that may be greater than those associated with bond funds emphasizing high-quality investments. Because a major portion of the Fund's assets are invested in high-yield securities, the value of your investment will vary from day to day. Changes in the economy, adverse political events, and changing interest rates will cause the value of the Fund to fluctuate. These types of developments could affect an issuer's ability to meet its principal, dividend, and interest obligations. If an issuer does default, the Fund could experience a decline in the market value of its securities.

Performance history for this Fund will be available in the prospectus after the Fund has been in operation for one full calendar year.

Current price, yield, and total return information

You may obtain the most current price, yield, and return information for this Fund through our usaa.com web site once you have established Internet access. See page 15 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press 80# when asked for the FUND NUMBER. You must remember that historical performance does not necessarily indicate what will happen in the future.

[SIDE BAR]
FUND
NUMBER
80

Additionally, you may find the current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

[SIDE BAR]
NEWSPAPER
SYMBOL
HYldOpp

TICKER
SYMBOL
USHYX

You may see the Fund's yield and total return quoted in advertisements and reports. All mutual funds must use the same formulas to calculate yield and total return. Yield is the annualized net income of the Fund during a specified 30-day period as a percentage of the Fund's share price. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to bond or relevant indexes.

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in the Fund.

Shareholder Transaction Expenses -- (Direct Costs)

Generally, there are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.) IN ADDITION, IF YOU SELL OR EXCHANGE SHARES WITHIN SIX MONTHS OF PURCHASE, YOU MAY BE SUBJECT TO A SHORT-TERM TRADING FEE PAYABLE TO THE FUND OF 1% OF THE VALUE OF THE SHARES REDEEMED OR EXCHANGED.

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses before waivers during the past fiscal year ended July 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets (ANA).

[SIDE BAR]
     12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

    MANAGEMENT     DISTRIBUTION   OTHER      TOTAL ANNUAL
       FEES       (12b-1) Fees   EXPENSES  OPERATING EXPENSES
   -----------------------------------------------------------
      .50%            None        .65%          1.15%*

------------------
   * Beginning August 1, 2001, we have voluntarily agreed to limit the Fund's annual operating expenses to 1.00% of its ANA, after the effect of credits from fee offset arrangements, and will reimburse the Fund for all expenses in excess of this amount through November 30, 2002. Up to August 2, 2002, we may recover from the Fund amounts reimbursed subject to certain limitations. With this reimbursement, the Fund's Total Annual Operating Expenses would be as follows:

                           REIMBURSEMENT
                             FROM USAA        ACTUAL FUND
        TOTAL ANNUAL        INVESTMENT    OPERATING EXPENSES
       FUND OPERATING       MANAGEMENT           AFTER
          EXPENSES            COMPANY        REIMBURSEMENT
       ------------------------------------------------------
            1.15%              .15%              1.00%

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

        1 YEAR        3 YEARS      5 YEARS     10 YEARS
       -------------------------------------------------
         $117          $365         $633        $1,398

FUND INVESTMENTS

Principal Investment Strategies and Risks

Q    WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

A The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in a broad range of U.S. dollar-denominated high-yield securities, including bonds, convertible securities, or preferred stocks, with an emphasis on non-investment-grade debt securities.

     The Fund may invest the remainder of its assets in common stocks, defaulted securities, non-dollar-denominated foreign securities, trade claims, and certain derivatives, such as futures and options.

     As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

     We may purchase and sell securities without regard to the length of time held. The Fund's portfolio turnover rate will vary from year to year, depending on market conditions, and it may exceed 100%. A high turnover rate increases transaction costs and may increase taxable capital gain distributions.

Q    WHAT ARE CONSIDERED HIGH-YIELD SECURITIES?

A We consider high-yield securities to include a broad range of securities that produce high current income. Although the Fund has no limits on the credit quality and maturity of its investments, its strategy typically leads to lower-quality, fixed-income securities rated below the four highest credit grades by a public rating agency (or of equivalent quality if not publicly rated). These "non-investment-grade" securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as "junk" since they are believed to represent a greater risk of default than more creditworthy "investment-grade" securities.

     High-yield securities may be issued by corporations, governmental bodies, and other issuers. These issuers might be small or obscure, just getting started, or even large, well-known leveraged entities. They are typically more vulnerable to financial setbacks and recession than more creditworthy issuers and may be unable to make timely dividend, interest, and principal payments if economic conditions weaken.

Q HOW IS THIS FUND DIFFERENT FROM A FUND THAT INVESTS PRIMARILY IN INVESTMENT-GRADE BONDS?

A Because of the types of securities the Fund intends to invest in, we anticipate that it will generate significantly higher income than investment-grade bond funds and may have a greater potential for capital appreciation. The bond markets generally only offer a greater potential return for accepting a greater level of risk. The two most common risks are CREDIT RISK - or the risk that an issuer will be unable to make timely dividend, interest, or principal payments; and INTEREST RATE RISK - or the risk that a security's market value will change with interest rates.

     In the investment-grade bond market (where credit risks are generally considered low), a higher return is normally used to entice investors into buying longer-maturity bonds, thereby accepting greater sensitivity to changes in interest rates. In contrast, high-yield securities are often considered hybrids, with characteristics of both stocks and higher-quality bonds. High-yield securities generally have less interest rate risk than higher-quality bonds. Instead, a higher return is normally used to entice investors into buying securities with a greater risk of default. Normally, the higher the credit risk, the higher the potential return. In effect, high-yield investors are trading a portion of the interest rate risk inherent in investment-grade bonds for bond specific credit risk (each high-yield security is a unique story). At the same time, the volatility of high-yield funds historically has been notably less than the equity market as a whole.

     As a result, high-yield funds have often acted differently than investment-grade bond funds. High-yield securities are more sensitive to changes in economic conditions than investment-grade bonds. The Fund may underperform investment-grade bond funds when the outlook for the economy is negative. Conversely, the Fund may outperform when the economic outlook turns positive.

Q    WHAT IS A CREDIT RATING?

A A credit rating is an evaluation reflecting the possibility that an issuer will default on a security. Rating agencies such as Moody's Investors Services (Moody's), Standard & Poor's Ratings Group (S&P), and Fitch, Inc. (Fitch), analyze the financial strength of an issuer, whether the issuer is a corporation or government body. The highest ratings are assigned to those issuers perceived to have the least credit risk. Ratings may range from AAA (highly unlikely to default) to D (in default). If a security is not rated by these agencies, we will assign an equivalent rating. The table shown in APPENDIX B on page 32 illustrates these ratings and the risk associated with each.

[CAUTION LIGHT GRAPHIC]
CREDIT RISK. The securities in the Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer will be unable to make timely dividend, interest, or principal payments or meet other terms of its financial obligations. Many issuers of high-yield securities have characteristics (including, but not limited to, high levels of debt, an untested business plan, significant competitive and technological challenges, legal, and political risks), which cast doubt on their ability to honor their financial obligations. They may be unable to pay dividends, interest when due, or return all of the principal amount of their debt obligations at maturity.

When evaluating potential investments for the Fund, our analysts assess credit risk and its impact on the Fund's portfolio. In addition, the public rating agencies may provide estimates of the credit quality of the securities. The ratings may not take into account every risk that dividends, interest, or principal will be repaid on a timely basis.

[CAUTION LIGHT GRAPHIC]
INTEREST RATE RISK. As a mutual fund generally investing in income-producing securities, the Fund is subject to the risk that the market value of the securities will decline due to rising interest rates. The prices of income-producing securities are linked to the prevailing market interest rates. In general, when interest rates rise, the prices of income-producing securities fall and when interest rates fall, the prices of income-producing securities rise. The price volatility of an income-producing security also depends on its maturity. Generally, the longer the maturity, the greater its sensitivity to interest rates. To compensate investors for this higher risk, securities with longer maturities generally offer higher yields than securities with shorter maturities.

[CAUTION LIGHT GRAPHIC]
MARKET ILLIQUIDITY. The market for lower-quality issues is generally less liquid than the market for higher-quality issues. Therefore, large purchases or sales could cause sudden and significant price changes in these securities. Many lower-quality issues do not trade frequently; however, when they do trade, the price may be substantially higher or lower than expected.

Q    WHAT ARE THE CREDIT QUALITY CHARACTERISTICS OF THE FUND'S HOLDINGS?

A The following chart illustrates the quality ratings of the Fund's investment portfolio as of July 31, 2001.

       ===============================================
             INVESTMENTS
         (MOODY'S INVESTORS       PERCENTAGE OF
          SERVICES RATING)       FUND'S NET ASSETS
       -----------------------------------------------
                Baa2                    1.9%
                Baa3                    1.7%
                 Ba1                    8.2%
                 Ba2                    4.1%
                 Ba3                    9.6%
                 B1                     7.9%
                 B2                    24.2%
                 B3                    17.2%
                Caa1                    3.1%
                Caa2                    1.0%
                Caa3                     .7%
       -----------------------------------------------

Q    WHAT ARE THE PRINCIPAL TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST?

A The Fund's portfolio will primarily consist of the following U.S. dollar-denominated securities:

     * corporate debt securities such as notes, bonds, (including zero-coupon and pay-in-kind bonds) loans, and commercial paper
     * bank obligations, including certificates of deposit and banker's acceptances
     * obligations of state and local governments and their agencies and instrumentalities
     *  mortgage-backed securities
     *  asset-backed securities
     *  equity and debt securities of real estate investment trusts
     *  Eurodollar and Yankee obligations
     *  convertible securities and
     *  preferred stocks

     For a further description of these securities, see APPENDIX A on page 26.

Q    MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

A Yes. We may invest up to 20% of the Fund's assets in foreign non-dollar-denominated securities traded outside the United States. We may also invest the Fund's assets, without limitation, in dollar-denominated securities of foreign issuers. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

[CAUTION LIGHT GRAPHIC]
FOREIGN INVESTING RISK. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; and difficulties in obtaining legal judgments; and foreign withholding taxes. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

Q    HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

A We search for securities that represent an attractive value given current market conditions. Recognizing value is the result of simultaneously analyzing the risks and rewards of ownership among the securities available in the market. In general, we focus on securities that offer high income. We will also explore opportunities for capital appreciation.

     We will sell a security if it no longer represents value. This can occur through an increase in risk, an increase in price, or a combination of the two. We will also sell a security if we find a more compelling value in the market.

For additional information about securities in which we may invest the Fund's assets, see APPENDIX A on page 26.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

[SIDE BAR]
     TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT COMPANY APPROXIMATELY $__ BILLION

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. The fee is computed at one-half of one percent (.50%) of average net assets. The fee received for the fiscal year ended July 31, 2001, after we made reimbursement to the Fund, was equal to .25% of average net assets.

We have agreed, through November 30, 2002, to waive our annual management fee to the extent that total expenses of the Fund exceed 1.00% of the Fund's average annual net assets. Under the Advisory Agreement, the Fund is required to pay us back the amount waived in subsequent years through August 2, 2002, but only if the additional payments do not cause the Fund's total expenses prior to August 1, 2001, to exceed .75% of the Fund's average annual net assets and after August 1, 2001, to exceed 1.00% of the average annual net assets.

Beginning with the month ending July 31, 2002, the investment management fee for the High-Yield Opportunities Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper High Yield Bond Funds Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

      OVER/UNDER PERFORMANCE              ANNUAL ADJUSTMENT RATE
         RELATIVE TO INDEX           (IN BASIS POINTS AS A PERCENTAGE
        (IN BASIS POINTS) 1           OF A FUND'S AVERAGE NET ASSETS)

           +/- 20 to 50                           +/- 4
           +/- 51 to 100                          +/- 5
        +/- 101 and greater                       +/- 6

----------------------
     1 BASED ON THE DIFFERENCE BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

Portfolio Manager

R. Matthew Freund, CFA, assistant vice president of Fixed Income Investments, has managed the Fund since its inception in August 1999. Mr. Freund has 12 years' investment management experience and has worked for us for seven years. He earned the Chartered Financial Analyst designation in 1992 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from Indiana University and a BA from Franklin & Marshall College.

USING MUTUAL FUNDS IN
AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

Opening an Account

You may open an account and make an investment on the Internet, by mail, in person, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

Tax ID Number

Each shareholder named on the account must provide a Social Security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

Effective Date

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

Minimum Investments

INITIAL PURCHASE

* $3,000 [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

*    $50 per transaction minimum, per account.

How to Purchase by . . .

INTERNET ACCESS - USAA.COM

* You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

MAIL

*    To open an account, send your application and check to:

        USAA Investment Management Company
        9800 Fredericksburg Road
        San Antonio, TX 78288
        (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

*    To add to your  account,  send  your  check  and the  deposit  stub in the
     business  reply  envelope  that   accompanies   your  Fund's   transaction
     confirmation to the transfer agent:

        USAA Shareholder Account Services
        9800 Fredericksburg Road
        San Antonio, TX 78288

IN PERSON

* To open an account, bring your application and check to our San Antonio investment sales and service office at:

        USAA Federal Savings Bank
        10750 Robert F. McDermott Freeway
        San Antonio, TX 78288

BANK WIRE

* To open or add to your account, instruct your bank (which may charge fee for the service) to wire the specified amount to the Fund as follows:

        State Street Bank and Trust Company
        Boston, MA 02101
        ABA#011000028
        Attn: USAA High-Yield Opportunities Fund
        USAA Account Number: 69384998
        Shareholder(s) Name(s) ______________________________
        Shareholder(s) Mutual Fund Account No. ______________

ELECTRONIC FUNDS TRANSFER (EFT)

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R)1-800-531-8777 (IN SAN ANTONIO, 498-8777)

* In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

* To purchase new and additional shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

How to Redeem by . . .

INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

*    Access usaa.com.

*    Send your written instructions to:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288
       (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

* Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.

* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

* Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

* Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

USAA BROKERAGE SERVICES

* Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT
PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Short-Term Trading Fee

Because the Fund can experience substantial price fluctuations, it is intended for the long-term investor. It is not designed for those short-term investors whose frequent purchases, redemptions, or exchanges can unnecessarily disrupt the Fund's investment strategy and increase the Fund's transaction costs. For these reasons, the Fund charges a 1% short-term trading fee on redemptions and exchanges of Fund shares held less than six months. The fee will be paid directly to the Fund to help reduce transaction costs. We will use the "first-in, first-out" (FIFO) method of determining the holding period. The Fund is currently waiving the fee but reserves the right to begin charging the fee at any time without prior notice to shareholders.

Fund Rights

The Fund reserves the right to:

*    reject purchase or exchange orders when in the best interest of the Fund

* limit or discontinue the offering of shares of the Fund without notice to the shareholders

* impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors)

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

*    redeem an account with less than ten shares, with certain limitations

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange order, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE

REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 18.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

Share Price Calculation

[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                                  # OF SHARES
                                  OUTSTANDING

The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4 p.m. Eastern Time.

Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used.

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under the general supervision of the Fund's Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Directors.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

Dividends and Distributions

The Fund pays net investment income dividends monthly. Ordinarily, any net capital gain distribution will be paid in December. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

*    fails to furnish the Fund with a correct tax identification number
*    underreports dividend or interest income or
*    fails to certify that he or she is not subject to withholding

To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce the Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

In the future the Fund anticipates offering shareholders the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                          Year Ended      Period Ended
                                         July 31, 2001    July 31, 2000*
                                        --------------------------------
Net asset value at
  beginning of period                     $    9.78        $   10.00
Net investment income                          1.03             1.08a
Net realized and unrealized loss               (.80)            (.33)
Distributions from net
  investment income                           (1.06)            (.97)
                                        --------------------------------
Net asset value at end of period          $    8.95        $    9.78
                                        ================================
Total return (%) **                            2.68             7.80
Net assets at end of period (000)         $  53,828        $  44,907
Ratio of expenses to average
  net assets (%)                                .76b             .75
Ratio of expenses to average net assets,
  excluding reimbursement (%)                  1.02b            1.19
Ratio of net investment loss to
  average net assets (%)                      11.17            10.30
Portfolio turnover (%)                       104.20            51.88

-------------
  * Fund commenced operations on August 2, 1999.
 ** Assumes reinvestment of all dividend income distributions during the period.
(a) Calculated using average shares.
(b) Reflects total expenses prior to any custodian fee offset arrangements, which decreased total expenses by 0.01%.

                                   APPENDIX A

     THE FOLLOWING ARE DESCRIPTIONS OF THE PRINCIPAL TYPES OF SECURITIES IN WHICH THE ASSETS OF THE HIGH-YIELD OPPORTUNITIES FUND MAY BE INVESTED:

BONDS

A bond is an interest-bearing security - an IOU - issued by companies or governmental units. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem or "call" a bond before maturity, and the investor may have to reinvest the proceeds at lower market rates.

A bond's annual interest income, set by its coupon rate, is usually fixed for the life of the bond. Its yield (income as a percent of current price) will fluctuate to reflect changes in interest rate levels. A bond's price usually rises when interest rates fall, and vice versa, so its yield stays current. Lower-quality bond prices are less directly responsive to interest rate changes than investment-grade issues and may not always follow this pattern.

Bonds may be unsecured (backed by the issuer's general creditworthiness only) or secured (also backed by specified collateral). Most high-yield "junk" bonds are unsecured.

Bonds  may  be  designated  as  senior  or  subordinated  obligations.   Senior
obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt.

BOND RATINGS AND HIGH-YIELD BONDS

Larger bond issues are evaluated by rating agencies such as Moody's and Standard & Poor's on the basis of the issuer's ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to be the best credit risks. Our research analysts also evaluate all portfolio holdings, including those rated by an outside agency. Other things being equal, lower-rated bonds have higher yields due to greater risk. High-yield bonds, also called "junk" bonds, are those rated below BBB by Standard & Poor's and Baa by Moody's.

CONVERTIBLE SECURITIES

Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

DEFERRABLE SUBORDINATED SECURITIES

Recently, securities have been issued that have long maturities and are deeply subordinated in the issuer's capital structure. They generally have 30-year maturities and permit the issuer to defer distributions for up to five years. These characteristics give the issuer more financial flexibility than is typically the case with traditional bonds. As a result, the securities may be viewed as possessing certain "equity-like" features by rating agencies and bank regulators. However, the securities are treated as debt securities by market participants, and the Fund intends to treat them as such as well. These securities may offer a mandatory put or remarketing option that creates an effective maturity date significantly shorter than the stated one. The Fund will invest in these securities to the extent their yield, credit, and maturity characteristics are consistent with the Fund's investment objective and program.

DERIVATIVES

A Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These methods may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.

We may use these practices to adjust the risk and return characteristics of the Fund's portfolio of investments. If we judge market conditions incorrectly or employ a strategy that does not correlate well with the Fund's investments, these methods could result in a loss, regardless of whether the intent was to reduce risk or increase return. These methods may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these methods could result in a loss if the counterparty to the transaction does not perform as promised.

EQUITY AND DEBT SECURITIES OF INVESTMENTS
IN REAL ESTATE INVESTMENT TRUSTS (REITS)

The Fund may invest its assets in equity securities of REITs and is therefore subject to certain risks associated with direct investments in REITs. In addition, the Fund may also invest its assets in debt securities of REITs and may be subject to certain other risks, such as credit risk, associated with investment in the debt securities of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills of their managers and may have limited geographic diversification, thereby, subjecting them to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

EURODOLLAR AND YANKEE OBLIGATIONS

The Fund may invest in dollar-denominated instruments that have been issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that have been issued by foreign issuers in the U.S. capital markets (Yankee obligations).

FUTURES AND OPTIONS

Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the SAI.

ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.

Mortgage-backed  securities  also include  collateralized  mortgage  obligations
(CMOs), commercial mortgage-backed securities, and mortgage dollar rolls. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

MUNICIPAL LEASE OBLIGATIONS

The Fund may invest in a variety of instruments referred to as municipal lease obligations, including leases, installment purchase contracts, and certificates of participation in such leases and contracts.

NOTES, LOAN PARTICIPATIONS, AND ASSIGNMENTS

The Fund may invest in a company through the purchase or execution of a privately negotiated note representing the equivalent of a loan to the company. Larger loans to corporations or governments, including governments of less developed countries (LDCs), may be shared or syndicated among several lenders, usually banks. The Fund could participate in such syndicates, or could buy part of a loan, becoming a direct lender. These loans may often be obligations of companies in financial distress or in default. These investments involve special types of risk, including those of being a lender, reduced liquidity, and in the case of LDC investments, increased credit risk and volatility.

PREFERRED STOCKS

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

PRIVATE PLACEMENTS

Private placements are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

PUT BONDS

The Fund may invest in securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

VARIABLE RATE SECURITIES

Variable rate securities bear interest at rates which are adjusted periodically to market rates.

* These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

* Because the interest rates of variable rate securities are periodically adjusted to reflect current market rates, their market value is less affected by changes in prevailing interest rates than the market value of securities with fixed interest rates.

* The market value of a variable rate security usually tends toward par (100% of face value) at interest rate adjustment time.

WHEN-ISSUED/DELAYED-DELIVERY SECURITIES

The Fund may invest its assets in new issues of debt securities offered on a when-issued basis.

* Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

*   The Fund does not earn interest on the securities until settlement, and the
    market  value  of  the  securities  may  fluctuate   between  purchase  and
    settlement.

*   Such securities can be sold before settlement date.

ZERO-COUPON AND PAY-IN-KIND BONDS

A zero-coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Both allow the issuer to avoid the need to generate cash to meet current interest payments. Therefore, the value of these bonds are subject to greater fluctuation in response to changes in interest rates and may involve greater credit risks than bonds paying interest in cash currently.

                                  APPENDIX B

  =============================================================================
                      RATINGS OF CORPORATE DEBT SECURITIES

   LONG TERM

    Moody's          Standard
    Investors        & Poor's
    Services         Corporation       Fitch, Inc.        Definition
  -----------------------------------------------------------------------------
    Aaa              AAA               AAA                Highest quality
    Aa               AA                AA                 High quality
    A                A                 A                  Upper-medium grade
    Baa              BBB               BBB                Medium grade
    Ba               BB                BB                 Speculative
    B                B                 B                  Highly speculative
    Caa              CCC,CC            CCC,CC             Vulnerable to default
    Ca               C                  C                 Default is imminent
    C                D                 DDD,DD,D           Probably in default

   SHORT TERM

         Moody's                S&P                       Fitch
  -----------------------------------------------------------------------------
                          A-1+ Extremely strong      F-1+ Exceptionally strong
  P-1 Superior quality    A-1  Strong quality        F-1  Highest credit quality
  P-2 Strong quality      A-2  Satisfactory quality  F-2  Good credit quality
  P-3 Acceptable quality  A-3  Adequate quality      F-3  Fair credit quality
  NP Not Prime            B    Speculative quality   B    Speculative
                          C    Doubtful quality      C    High default risk
                          D    Default               D    Default
  =============================================================================

                                     NOTES

                                     NOTES

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


    -------------------------------------------------------------------------
                       INVESTMENT ADVISER, ADMINISTRATOR,
                          UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

    -------------------------------------------------------------------------
             TRANSFER AGENT                           CUSTODIAN
    USAA Shareholder Account Services     State Street Bank and Trust Company
         9800 Fredericksburg Road                    P.O. Box 1713
       San Antonio, Texas 78288                Boston, Massachusetts 02105
    -------------------------------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                          Call toll free - Central Time
                        Monday - Friday 6 a.m. to 10 p.m.
                          Saturday 8:30 a.m. to 5 p.m.
                          Sunday 11:30 a.m. to 8 p.m.
    -------------------------------------------------------------------------

                FOR ACCOUNT SERVICING, EXCHANGES, OR REDEMPTIONS
                   1-800-531-8448 (in San Antonio, 456-7202)

-------------------------------------------------------------------------
                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066 (in San Antonio, 498-8066)
    -------------------------------------------------------------------------
                         MUTUAL FUND USAA TOUCHLINE(R)
                         (from touch-tone phones only)
              For account balance, last transaction, fund prices,
                       or to exchange/redeem fund shares
                   1-800-531-8777 (in San Antonio, 498-8777)
    -------------------------------------------------------------------------
                                INTERNET ACCESS
                                   usaa.com

                                                                      [GRAPHIC}
                                                                       RECYCLED
                                                                          PAPER

                   Investment Company Act File No. 811-2429

                                   Part A

                             The Prospectus for the
                              Small Cap Stock Fund

                                 USAA SMALL CAP
                                   STOCK FUND

                                   PROSPECTUS
                                DECEMBER 1, 2001


    AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS

What Is the Fund's Investment Objective and Main Strategy?.............   2
What Are the Main Risks of Investing in This Fund?.....................   2
Could the Value of Your Investment in This Fund Fluctuate?.............   3
Fees and Expenses......................................................   4
Fund Investments.......................................................   5
Fund Management........................................................   7
Using Mutual Funds in an Investment Program............................   9
How to Invest..........................................................  10
How to Redeem..........................................................  13
Important Information About Purchases and Redemptions..................  15
Exchanges..............................................................  16
Shareholder Information................................................  17
Financial Highlights...................................................  20
Appendix A.............................................................  21

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THIS FUND. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT
OBJECTIVE AND MAIN STRATEGY?

The Fund's investment objective is long-term growth of capital. Our strategy to achieve this objective will be to normally invest at least 80% of the Fund's assets in equity securities of companies with small market capitalizations.

The Fund's Board of Directors may change the Fund's investment objective without shareholder approval.

Because any  investment  involves  risk,  there is no assurance that the Fund's
objective  will  be  achieved.   See  FUND  INVESTMENTS  on  page  5  for  more
information.

WHAT ARE THE MAIN RISKS
OF INVESTING IN THIS FUND?

The primary risks of investing in this Fund are stock market risk and the risk of investing in companies with small MARKET CAPITALIZATIONS.

[SIDE BAR]
     MARKET CAPITALIZATION IS THE TOTAL MARKET VALUE OF A COMPANY'S OUTSTANDING SHARES OF COMMON STOCK.

* STOCK MARKET RISK involves the possibility that the value of the Fund's investments in equity securities will decline in a down stock market, regardless of the success or failure of the company's operations.

* SMALL-CAP COMPANY RISK involves the greater risk of investing in smaller, less well-known companies, especially those which have a narrow product line or are traded infrequently, compared to investing in established companies with proven track records.

As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Look for this symbol [CAUTION LIGHT GRAPHIC] throughout the prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

COULD THE VALUE OF YOUR INVESTMENT
IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund.

Performance history for this Fund will be available in the prospectus after the Fund has been in operation for one full calendar year.

Current price, yield, and total return information

You may obtain the most current price and return information for this Fund through our usaa.com web site once you have established Internet access. See page 11 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 81# when asked for the FUND NUMBER.

[SIDE BAR]
FUND
NUMBER
81

You may see the Fund's total return quoted in advertisements and reports. All mutual funds must use the same formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions. You may also see a comparison of the Fund's performance to that of other mutual funds with similar investment objectives and to stock or relevant indexes.

[SIDE BAR]
NEWSPAPER
SYMBOL
SmCpStk

TICKER
SYMBOL
USCAX

Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in the Fund.

Shareholder Transaction Expenses -- (Direct Costs)

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

Annual Fund Operating Expenses -- (Indirect Costs)

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses before waivers during the past fiscal year ended July 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets (ANA).

[SIDE BAR]
     12b-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

    MANAGEMENT  DISTRIBUTION      OTHER       TOTAL ANNUAL
       FEES     (12b-1) Fees     EXPENSES  OPERATING EXPENSES
    ----------------------------------------------------------
       .75%          None         .81%           1.56%*

   * Beginning August 1, 2001, we have voluntarily agreed to limit the Fund's annual operating expenses to 1.40% of its ANA as shown below, after the effect of credits from fee offset arrangements, and will reimburse the Fund for all expenses in excess of that amount through November 30, 2002.


                           REIMBURSEMENT
                             FROM USAA        ACTUAL FUND
        TOTAL ANNUAL        INVESTMENT    OPERATING EXPENSES
       FUND OPERATING       MANAGEMENT           AFTER
          EXPENSES            COMPANY        REIMBURSEMENT
       -----------------------------------------------------
            1.56%              .16%              1.40%

Example of Effect of the Fund's Operating Expenses

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

        1 YEAR        3 YEARS      5 YEARS     10 YEARS
       -------------------------------------------------
         $159          $493         $850        $1,856

FUND INVESTMENTS

Principal Investment Strategies and Risks

Q    WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

A The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in equity securities of companies with small market capitalizations.

     As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

     We may purchase and sell Fund securities without regard to the length of time held. The Fund's portfolio turnover rate will vary from year to year depending on market conditions, and it may exceed 100%. Because a high turnover rate increases transaction costs and may increase taxable capital gains, we will carefully weigh the anticipated benefits of trading.

[CAUTION LIGHT GRAPHIC]

STOCK MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Equity securities tend to go up and down more than bonds.

Q    WHAT DEFINES SMALL-CAP STOCKS?

A Small cap stocks are those of companies that have a market capitalization equal to or lower than that of the largest market capitalization stock in the S&P SmallCap 600 Index at the time of purchase. As of September 30, 2001, the S&P SmallCap 600 Index included companies with market capitalizations between $__ million and $___ billion. Keep in mind that the market capitalization of the companies listed in the index may change with market conditions and the composition of the index.


Q    WILL  THE  FUND  CONTINUE  TO  HOLD  THESE   SECURITIES  IF  THEIR  MARKET
     CAPITALIZATION NO LONGER MEETS THIS DEFINITION?

A For purposes of this Fund's investment strategy, companies whose market capitalizations no longer fall within the above definition will continue to be considered small cap; and the Fund may continue to hold the security.

[CAUTION LIGHT GRAPHIC]
SMALL-CAP COMPANY RISK. Small-cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in the securities of larger companies. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects.

Q    MAY THE FUND'S ASSETS BE INVESTED IN ILLIQUID SECURITIES?

A Yes. We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

Q    HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

A We will invest the Fund's assets in a diversified group of small-cap stocks. We consider a number of factors in that decision such as:

     * small-cap companies that have the potential to become large-cap companies
     *  attractive stock valuation
     *  good management and
     *  unique products or services

     We will sell a security when we perceive that one or more of these factors has changed.

For additional information about other securities in which we may invest the Fund's assets, such as convertible securities, foreign securities, and real estate investment trusts, see INVESTMENT POLICIES in the Fund's statement of additional information.

FUND MANAGEMENT

[SIDE BAR]
     TOTAL ASSETS UNDER MANAGEMENT BY USAA INVESTMENT MANAGEMENT COMPANY APPROXIMATELY $__ BILLION

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288.

We provide investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. The fee was computed and paid at three-fourths of one percent (.75%) of average net assets for the fiscal year ended July 31, 2001. We have agreed, through November 30, 2002, to waive our annual management fee to the extent that total expenses of the Fund exceed 1.40% of the Fund's average annual net assets.

Beginning with the month ending July 31, 2002, the investment management fee for the Small Cap Stock Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the

Fund relative to the performance of the Lipper Small-Cap Core Funds Index. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

[SIDE BAR]
LIPPER INDEX
SMALL-CAP CORE FUNDS INDEX

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

      OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
         RELATIVE TO INDEX      (IN BASIS POINTS AS A PERCENTAGE
        (IN BASIS POINTS) 1      OF A FUND'S AVERAGE NET ASSETS)

          +/- 100 to 400                      +/- 4
          +/- 401 to 700                      +/- 5
        +/- 701 and greater                   +/- 6

     -----------------------
      1 BASED ON THE DIFFERENCE BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

Portfolio Manager

James H. Behrmann, CFA, assistant vice president of Equity Investments, has managed the Fund since April 2001. Mr. Behrmann has 29 years' investment management experience and has worked for us for three years. Prior to joining us, he worked for Van Kampen American Capital from June 1985 to January 1998. He earned the Chartered Financial Analyst designation in 1977 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA and a BS from Southern Illinois University and a MS from George Washington University.

USING MUTUAL FUNDS IN
AN INVESTMENT PROGRAM

I. The Idea Behind Mutual Funds

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

II. Using Funds in an Investment Program

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

Opening an Account

You may open an account and make an investment on the Internet, by mail, in person, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

Tax ID Number

Each shareholder named on the account must provide a Social Security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

Effective Date

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

Minimum Investments

INITIAL PURCHASE

* $3,000. [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES

*   $50 per transaction minimum, per account.

How to Purchase by . . .

INTERNET ACCESS - USAA.COM

* You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

MAIL

*   To open an account, send your application and check to:

       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288 (
       FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

*   To add to your  account,  send  your  check and the  deposit  stub  in  the
    business  reply   envelope  that   accompanies   your  Fund's   transaction
    confirmation to the transfer agent:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON

* To open an account, bring your application and check to our San Antonio investment sales and service office at:

       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX 78288

BANK WIRE

* To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA Small Cap Stock Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s) ____________________________
       Shareholder(s) Mutual Fund Account No. ____________

ELECTRONIC FUNDS TRANSFER (EFT)

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

* If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R)1-800-531-8777 (IN SAN ANTONIO, 498-8777)

* In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

* To purchase new and additional shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

How to Redeem by . . .

INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

*   Access usaa.com.

*   Send your written instructions to:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288
       (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

* Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.

* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

* Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

* Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained:
(1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/tax identification number or date of birth of the registered account owner(s) for the account registration.
Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

USAA BROKERAGE SERVICES

* Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT
PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE to USAA Mutual Fund Services

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

Account Balance

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

Fund Rights

The Fund reserves the right to:

*   reject purchase or exchange orders when in the best interest of the Fund

* limit or discontinue the offering of shares of the Fund without notice to the shareholders

* impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

* require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

*   redeem an account with less than ten shares, with certain limitations

EXCHANGES

Exchange Privilege

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

The Fund has undertaken certain procedures regarding telephone transactions as described on page 14.

Exchange Limitations, Excessive Trading

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

Share Price Calculation

[SIDE BAR]
                                 NAV PER SHARE
                                    EQUALS
                                 TOTAL ASSETS
                                     MINUS
                                  LIABILITIES
                                  DIVIDED BY
                                  # OF SHARES
                                  OUTSTANDING

The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4 p.m. Eastern Time.

Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Directors.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

Dividends and Distributions

The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all income dividends and capital gain distributions in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

Taxes

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

* fails  to  furnish  the  Fund  with  a  correct  tax  identification  number
* underreports  dividend or interest  income or
* fails to certify that he or she is not subject to withholding

To avoid this withholding requirement, you must certify on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING - The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

Future Shareholder Mailings

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

In the future the Fund anticipates offering shareholders the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in this Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


                                      Year Ended        Period Ended
                                     July 31, 2001     July 31, 2000*
                                     --------------------------------
Net asset value at
  beginning of period                 $   13.17           $   10.00
Net investment loss                        (.11)a              (.10)a
Net realized and
  unrealized gain (loss)                  (2.72)               3.27
                                     --------------------------------
Net asset value at
  end of period                       $   10.34           $   13.17
                                     ================================
Total return (%)                         (21.49)              31.70
Net assets at end
  of period (000)                     $  89,120           $ 100,980
Ratio of expenses to
  average net assets (%)                   1.46b               1.43
Ratio of net investment
  loss to average
  net assets (%)                          (1.00)               (.77)
Portfolio turnover (%)                   145.32               36.73
---------------------
  *  Fund commenced operations on August 2, 1999.
 (a) Calculated using average shares.
 (b) Reflects total expenses prior to any custodian fee offset arrangement.

                                  APPENDIX A

     THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE SMALL CAP STOCK FUND MAY BE INVESTED:

FUTURES AND OPTIONS

Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the SAI.

MONEY MARKET INSTRUMENTS

We may hold a certain portion of the Fund's assets in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

                                     NOTES

                                     NOTES

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Fund's statement of additional information (SAI), annual or semiannual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


    -------------------------------------------------------------------------
                       INVESTMENT ADVISER, ADMINISTRATOR,
                          UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

    -------------------------------------------------------------------------
             TRANSFER AGENT                           CUSTODIAN
    USAA Shareholder Account Services     State Street Bank and Trust Company
         9800 Fredericksburg Road                    P.O. Box 1713
       San Antonio, Texas 78288                Boston, Massachusetts 02105
    -------------------------------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                          Call toll free - Central Time
                        Monday - Friday 6 a.m. to 10 p.m.
                          Saturday 8:30 a.m. to 5 p.m.
                          Sunday 11:30 a.m. to 8 p.m.
    -------------------------------------------------------------------------

                FOR ACCOUNT SERVICING, EXCHANGES, OR REDEMPTIONS
                   1-800-531-8448 (in San Antonio, 456-7202)

    -------------------------------------------------------------------------
                       RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                   1-800-531-8066 (in San Antonio, 498-8066)
    -------------------------------------------------------------------------
                         MUTUAL FUND USAA TOUCHLINE(R)
                         (from touch-tone phones only)
              For account balance, last transaction, fund prices,
                       or to exchange/redeem fund shares
                   1-800-531-8777 (in San Antonio, 498-8777)
    -------------------------------------------------------------------------
                                INTERNET ACCESS
                                   usaa.com

                                                                      [GRAPHIC]
                                                                       RECYCLED
                                                                          PAPER

                   Investment Company Act File No. 811-2429

                                    Part A

                             The Prospectus for the
                               Capital Growth Fund

                                                                     PROSPECTUS
                                                               DECEMBER 1, 2001

                    USAA CAPITAL GROWTH Fund

                     TABLE OF CONTENTS
                     ----------------------------------------------------------
                     What Is the Fund's Investment
                     Objective and Main Strategy?                             2
                     ----------------------------------------------------------
                     What Are the Main Risks of Investing in This Fund?       2
                     ----------------------------------------------------------
                     Could the Value of Your Investment
                     in This Fund Fluctuate?                                  2
                     ----------------------------------------------------------
                     Fees and Expenses                                        3
                     ----------------------------------------------------------
                     Fund Investments                                         4
                     ----------------------------------------------------------
                     Fund Management                                          5
                     ----------------------------------------------------------
                     Using Mutual Funds in an Investment Program              6
                     ----------------------------------------------------------
                     How to Invest                                            7
                     ----------------------------------------------------------
                     How to Redeem                                            9
                     ----------------------------------------------------------
                     Important Information About Purchases and Redemptions   10
                     ----------------------------------------------------------
                     Exchanges                                               11
                     ----------------------------------------------------------
                     Shareholder Information                                 11
                     ----------------------------------------------------------
                     Financial Highlights                                    14
                     ----------------------------------------------------------
                     Appendix A                                              15
                     ----------------------------------------------------------

AS WITH OTHER MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

AN INVESTMENT IN THIS FUND IS NOT A DEPOSIT OF USAA FEDERAL SAVINGS BANK, OR ANY OTHER BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

USAA CAPITAL GROWTH FUND
-------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY MANAGES THIS FUND. FOR EASIER READING, USAA INVESTMENT MANAGEMENT COMPANY WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY?

[SIDE BAR]
FUND INCEPTION DATE
OCTOBER 27, 2000


The Fund's investment objective is capital appreciation. Our strategy to achieve this objective will be to invest the Fund's assets primarily in equity securities of companies with the prospect of rapidly growing earnings. This may include the securities of large-, mid-, and small-capitalization companies.

The Fund's Board of Directors may change the Fund's investment objective without shareholder approval.

Because any investment involves risk, there is no assurance that the Fund's objective will be achieved. See FUND INVESTMENTS on page 4 for more information.

WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

The primary risks of investing in this Fund are stock market risk, the risk of investing in companies with small MARKET CAPITALIZATIONS, and the risks of foreign investing.

[SIDE BAR]
MARKET CAPITALIZATION (MARKET CAP) IS THE TOTAL MARKET VALUE OF A COMPANY'S OUTSTANDING SHARES OF COMMON STOCK.

   o STOCK MARKET RISK involves the possibility that the value of the Fund's investments in equity securities will decline in a down stock market, regardless of the success or failure of the company's operations.

   o SMALL-CAP COMPANY RISK involves the greater risk of investing in smaller, less well-known companies, as opposed to investing in established companies with proven track records.

   o FOREIGN  INVESTING  RISKS  involve  the  possibility  that the value of the
     Fund's investments in foreign securities will decrease because of currency exchange rate fluctuations, increased price volatility, uncertain political conditions, and other factors.

As with other mutual funds, losing money is also a risk of investing in this Fund.

As you consider an investment in this Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

Look for this symbol [!] throughout the prospectus. We use it to mark more detailed information about the risks you will face as a Fund shareholder.

COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE?

Yes, it could. In fact, the value of your investment in this Fund will fluctuate with the changing market values of the investments in the Fund. While the portfolio will be broadly diversified, we expect the Fund to be significantly more volatile than the average equity mutual fund due to the Fund's investments in smaller, less well-known companies.

Performance history for this Fund will be available in the prospectus after the Fund has been in operation for one full calendar year.

USAA CAPITAL
GROWTH FUND - 2

CURRENT PRICE AND TOTAL RETURN INFORMATION

You may obtain the most current price and return information for this Fund through our usaa.com Internet web site once you have established Internet access. See page 8 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 1-800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices and returns. Then, press 72# when asked for the FUND NUMBER. You must remember that historical performance does not necessarily indicate what will happen in the future.

[SIDE BAR]
FUND NUMBER
CAPITAL GROWTH    72

You may see the Fund's total return quoted in advertisements and reports. All mutual funds must use the same formula to calculate total return. Total return measures the price change in a share assuming the reinvestment of all dividend income and capital gain distributions. You may also see a comparison of the Fund's performance to that of other mutual funds with similar objectives and to stock or relevant indexes.

Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate symbol. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

[SIDE BAR]
NEWSPAPER SYMBOL
CapGr

TICKER SYMBOL
USCGX

FEES AND EXPENSES

This summary shows what it will cost you, directly and indirectly, to invest in the Fund.

SHAREHOLDER TRANSACTION EXPENSES -- DIRECT COSTS

There are no fees or sales loads charged to your account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for receiving wires.)

ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

Fund expenses come out of the Fund's assets and are reflected in the Fund's share price and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses before waivers during the past fiscal year ended July 31, 2001, as adjusted to reflect changes in the underlying contracts for services, and are calculated as a percentage of average net assets.

[SIDE BAR]
12B-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.

        MANAGEMENT       DISTRIBUTION         OTHER         TOTAL ANNUAL
           FEES          (12b-1) Fees       EXPENSES     OPERATING EXPENSES
-------------------------------------------------------------------------------
           .85%             None              1.70%            2.55%*

-------------
     * Beginning August 1, 2001, we have voluntarily agreed to limit the Fund's annual operating expenses to 1.00% of its ANA as shown below, after the effect of credits from fee offset arrangements, and will reimburse the Fund for all expenses in excess of that amount through November 30, 2002.

                                Reimbursement from
             Total Annual         USAA Investment           Actual Fund
            Fund Operating          Management           Operating Expenses
               Expenses               Company            After Reimbursement
            -------------------------------------------------------------------
                 2.55%                 1.55%                      1.00%


                                                                  3 - PROSPECTUS

USAA CAPITAL GROWTH FUND
-------------------------------------------------------------------------------

EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) the Fund's operating expenses (before any applicable reimbursement) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

               1 YEAR       3 YEARS       5 YEARS      10 YEARS
            -------------------------------------------------------
                $258          $793         $1,355       $2,885

FUND INVESTMENTS

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Q    WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

A The Fund's principal strategy is the investment of its assets primarily in equity securities of companies with the prospect of rapidly growing earnings. These investments will tend to be made in smaller, less-recognized companies, but may include larger, more widely recognized companies as well. We use the term "equity securities" to include common stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks.

     As a temporary defensive measure because of market, economic, political, or other conditions, we may invest up to 100% of the Fund's assets in investment-grade, short-term debt instruments. This may result in the Fund not achieving its investment objective during the time it is in this temporary defensive posture.

     We generally will not trade the Fund's securities for short-term profits; however, if circumstances warrant, we may need to actively and frequently trade Fund securities to achieve the Fund's principal investment strategy. The Fund's portfolio turnover rate will vary from year to year depending on market conditions. A high turnover rate increases transaction costs and may increase taxable capital gains; therefore, we will carefully weigh the anticipated benefits of trading.

       [EXCLAMATION POINT]

       STOCK MARKET RISK. Because this Fund invests in equity securities, it is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Equity securities tend to go up and down more than bonds.


       [EXCLAMATION POINT]
       SMALL-CAP COMPANY RISK. Small-cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in the securities of larger companies. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects.

Q    MAY THE FUND'S ASSETS BE INVESTED IN FOREIGN SECURITIES?

A Yes. While most of the Fund's assets will be invested in U.S. securities, we may also invest up to 30% of the Fund's total assets in foreign securities purchased in either foreign or

USAA CAPITAL
GROWTH FUND - 4

     U.S. markets. These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets.

       [EXCLAMATION POINT]
       FOREIGN INVESTING RISKS. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

       o EMERGING MARKETS RISK. Investments in countries that are in the early stages of their industrial development involve exposure to economic structures that are generally less diverse and mature than in the United States and to political systems which may be less stable.

       o POLITICAL RISK. Political risk includes a greater potential for coups d'etat, revolts, and expropriation by governmental organizations.

Q    HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

A We invest in companies that have rapid sales and earnings growth potential. These companies tend to be in the small- and mid-capitalization categories, but we will also invest in large-capitalization companies where appropriate. We seek companies that are well positioned to take advantage of emerging, long-term social and economic trends and have ample financial resources to sustain their growth. We frequently invest through initial public offerings of companies meeting these criteria. We may reduce or sell the Fund's investments in companies if their stock prices appreciate excessively in relation to fundamental prospects. Companies will also be sold if they fail to realize their growth potential or if there are more attractive opportunities elsewhere.

For additional information about other securities in which we may invest the Fund's assets, see APPENDIX A on page 16.

FUND MANAGEMENT

USAA Investment Management Company serves as the manager of this Fund. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288.

[SIDE BAR]
TOTAL ASSETS
UNDER MANAGEMENT
BY USAA INVESTMENT
MANAGEMENT COMPANY
APPROXIMATELY $XX BILLION

We provide  investment  management  services to the Fund pursuant to an Advisory
Agreement. Under this agreement, we are responsible for managing the Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For our services, the Fund pays us an annual fee. The fee was computed at eighty-five one hundredths of one percent (.85%) of average net assets for the fiscal year ended July 31, 2001. The fee we received for the fiscal year ended July 31, 2001, after we made reimbursement to the Fund, was equal to .27% of average net assets. We have agreed through November 30, 2002, to waive our annual management fee to the extent that total expenses of the Fund exceed 1.00% of the Fund's average annual net assets.

Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Mid-Cap Growth Funds Index. The base fee for the Fund will be computed and paid

                                                                  5 - PROSPECTUS

USAA CAPITAL GROWTH FUND
-------------------------------------------------------------------------------

as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the LIPPER INDEX over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

[SIDE BAR]
LIPPER INDEX
MID-CAP GROWTH
FUNDS INDEX

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

  OVER/UNDER PERFORMANCE RELATIVE TO INDEX             ANNUAL ADJUSTMENT RATE
          (IN BASIS POINTS) 1                  (IN BASIS POINTS AS A PERCENTAGE
                                                 OF A FUND'S AVERAGE NET ASSETS)
           +/- 100 to 400                                     +/- 4
           +/- 401 to 700                                     +/- 5
          +/- 701 and greater                                 +/- 6

    -------------
     1 BASED ON THE DIFFERENCE BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Fund. Our affiliate, USAA Shareholder Account Services, provides transfer agency services for the Fund.

PORTFOLIO MANAGERS

Eric M. Efron, CFA, and John K. Cabell, Jr., CFA, assistant vice presidents of Equity Investments, have managed the Fund since its inception in October 2000.

Mr. Efron has 26 years' investment management experience and has worked for us for nine years. He earned the Chartered Financial Analyst designation in 1983 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from New York University, an MA from the University of Michigan, and a BA from Oberlin College, Ohio.

Mr. Cabell has 23 years' investment management experience and has worked for us for 12 years. He earned the Chartered Financial Analyst designation in 1982 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MA and a BS from the University of Alabama.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

THE IDEA BEHIND MUTUAL FUNDS

Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

USAA CAPITAL
GROWTH FUND - 6

USING FUNDS IN AN INVESTMENT PROGRAM

In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.

You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

HOW TO INVEST

OPENING AN ACCOUNT

You may open an account and make an investment on the Internet, by mail, in person, bank wire, or phone as described below. A complete, signed application is required to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another Fund unless the registration is different.

TO PURCHASE  SHARES  THROUGH YOUR USAA  BROKERAGE  ACCOUNT,  PLEASE CONTACT USAA
BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

TAX ID NUMBER

Each shareholder named on the account must provide a Social Security number or tax identification number to avoid possible tax withholding requirements set forth by the IRS.

EFFECTIVE DATE

When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after we receive your request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after the NAV per share is calculated, the purchase will be effective on the next business day.

If you plan to purchase Fund shares with a foreign check, we suggest that you convert your foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of your purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

INITIAL PURCHASE

   o $3,000 [$500 for Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) accounts and $250 for IRAs] or no initial investment if you elect to have monthly electronic investments of at least $50 per transaction, per account. We may periodically offer programs that reduce the minimum amounts for monthly electronic investments. Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL MINIMUM PURCHASES

   o $50 per transaction minimum, per account.


                                                                  7 - PROSPECTUS

USAA CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

HOW TO PURCHASE BY . . .

INTERNET ACCESS - USAA.COM

   o You can use your personal computer to perform certain mutual fund transactions by accessing our web site. To establish access to your account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once you have established Internet access to your account, you will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

MAIL

   o To open an account, send your application and check to:

                  USAA Investment Management Company
                  9800 Fredericksburg Road
                  San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

   o To add to your account, send your check and the deposit stub that accompanies your Fund's transaction confirmation to the transfer agent:

                  USAA Shareholder Account Services
                  9800 Fredericksburg Road
                  San Antonio, TX 78288

IN PERSON

   o To open an account, bring your application and check to our San Antonio investment sales and service office at:

                  USAA Federal Savings Bank
                  10750 Robert F. McDermott Freeway
                  San Antonio, TX 78288

BANK WIRE

   o To open or add to your account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

                  State Street Bank and Trust Company
                  Boston, MA 02101
                  ABA#011000028
                  Attn: USAA Capital Growth Fund
                  USAA Account Number: 69384998
                  Shareholder(s) Name(s) _____________________________
                  Shareholder(s) Mutual Fund Account No._______________

ELECTRONIC FUNDS TRANSFER (EFT)

   o Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

   o If you have an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, call for instructions. To open an account by phone, the new account must have the same registration as your existing account.

USAA TOUCHLINE(R) 1-800-531-8777 (IN SAN ANTONIO, 498-8777)

   o In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

USAA CAPITAL
GROWTH FUND - 8

USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

   o To purchase new and additional shares in your USAA brokerage account (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.

HOW TO REDEEM BY . . .

INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

   o Access usaa.com.

   o Send your written instructions to:

                  USAA Shareholder Account Services
                  9800 Fredericksburg Road
                  San Antonio, TX 78288 (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

   o Visit a member service representative at our San Antonio investment sales and service office at USAA Federal Savings Bank.

   o Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

   o Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

   o Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

Telephone redemption privileges are automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s)

                                                                  9 - PROSPECTUS

USAA CAPITAL GROWTH FUND
-------------------------------------------------------------------------------

on the account registration, and (3) Social Security/tax identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

USAA BROKERAGE SERVICES

   o Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS

INVESTOR'S GUIDE TO USAA MUTUAL FUND SERVICES

Upon your initial investment with us, you will receive the INVESTOR'S GUIDE to help you get the most out of your USAA mutual fund account and to assist you in your role as an investor. In the INVESTOR'S GUIDE, you will find additional information on purchases, redemptions, and methods of payment. You will also find in-depth information on automatic investment plans, shareholder statements and reports, and other useful information.

ACCOUNT BALANCE

USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

FUND RIGHTS

The Fund reserves the right to:

   o reject purchase or exchange orders when in the best interest of the Fund

   o limit or discontinue the offering of shares of any portfolio of the Fund without notice to the shareholders

   o impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders

   o require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

   o redeem an account with less than ten shares, with certain limitations

USAA CAPITAL
GROWTH FUND - 10

EXCHANGES

EXCHANGE PRIVILEGE

The exchange privilege is automatic when you complete your application. You may exchange shares among Funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After we receive the exchange orders, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

The Funds have undertaken certain procedures regarding telephone transactions as described on page 9.

EXCHANGE LIMITATIONS, EXCESSIVE TRADING

To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

SHARE PRICE CALCULATION

The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4 p.m. Eastern Time.

[SIDE BAR]
                                  NAV PER SHARE
                                     EQUALS
                                  TOTAL ASSETS
                                      MINUS
                                   LIABILITIES
                                   DIVIDED BY
                                NUMBER OF SHARES
                                   OUTSTANDING

Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time the Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used.

                                                                 11 - PROSPECTUS

USAA CAPITAL GROWTH FUND
-------------------------------------------------------------------------------

Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. The calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. As a result, the NAV of the Fund's shares may change on days when the shareholders will not be able to purchase or redeem shares. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, we determine that a particular event would materially affect the Fund's NAV, then we, under the general supervision of the Fund's Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Directors.

For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

DIVIDENDS AND DISTRIBUTIONS

The Fund pays net investment income dividends annually. Ordinarily, any net capital gain distribution will be paid in December. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

We will automatically reinvest all INCOME DIVIDENDS and CAPITAL GAIN DISTRIBUTIONS in the Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. You should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

[SIDE BAR]
INCOME DIVIDENDS PAYMENT TO SHAREHOLDERS OF INCOME FROM INTEREST OR DIVIDENDS GENERATED BY THE FUND'S INVESTMENTS.

CAPITAL GAIN DISTRIBUTIONS PAYMENT TO FUND SHAREHOLDERS OF GAINS REALIZED ON SECURITIES THAT THE FUND SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.

We will invest any dividend or distribution payment returned to us in your account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

TAXES

This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

SHAREHOLDER

Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to you as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

USAA CAPITAL
GROWTH FUND - 12

Regardless of the length of time you have held the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

WITHHOLDING

Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

   o fails to furnish the Fund with a correct tax identification number
   o underreports dividend or interest income or
   o fails to certify that he or she is not subject to withholding

To avoid this withholding requirement, you must certify, on your application or on a separate Form W-9 supplied by the Fund's transfer agent, that your tax identification number is correct and you are not currently subject to backup withholding.

REPORTING

The Fund will report information to you annually concerning the tax status of dividends and distributions for federal income tax purposes.

FUTURE SHAREHOLDER MAILINGS

Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member own more than one account in the Fund. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

In the future the Funds anticipate offering shareholders the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. We anticipate the election to receive these documents online by Fund shareholders will help reduce Fund expenses.


                                                                 13 - PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                         PERIOD ENDED
                                        JULY 31, 2001*
                                        --------------
Net asset value at
   beginning of period                   $     10.00
Net investment loss                             (.04)a
Net realized and unrealized
   gain (loss)                                 (3.66)
                                         -------------
Net asset value at end
   of period                             $      6.30
                                         =============
Total return (%)                              (37.00)
Net assets at end of
   period (000)                          $    26,544
Ratio of expenses to
   average net assets (%)                       1.85b,c
Ratio of expenses to
   average net assets,
   excluding reimbursements (%)                 2.43b,c
Ratio of net investment
   loss to average
   net assets (%)                               (.84)
Portfolio turnover (%)                          8.49

------------------
  *  Fund commenced operations on October 27, 2000.
(a)  Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c)  Reflects total expenses prior to any custodian fee offset arrangement.


USAA CAPITAL
GROWTH FUND - 14

                                   APPENDIX A

          THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE ASSETS OF THE CAPITAL GROWTH FUND MAY BE INVESTED:


AMERICAN DEPOSITARY RECEIPTS (ADRS)
We may invest the Fund's assets in ADRs, which are foreign shares held by a U.S. bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

CONVERTIBLE SECURITIES
We may invest the Fund's assets in convertible securities, which are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

FORWARD CURRENCY CONTRACTS
We may hold securities denominated in foreign currencies. As a result, the value of the securities will be affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, we may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract. We only enter into forward currency contracts when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency and desires to "lock in" the U.S. dollar price of that security until settlement.

FUTURES AND OPTIONS
Under certain circumstances, the Fund may buy and sell certain types of futures contracts and options. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. Options give the purchaser the right to buy or sell, depending on the type of option, the underlying asset at an exercise price during the option period. For more information on futures and options, see the SAI.

GLOBAL DEPOSITARY RECEIPTS (GDRS)
We may invest the Fund's assets in GDRs, which are foreign shares held by a U.S. or foreign bank that issues a receipt evidencing ownership. Dividends are paid in U.S. dollars.

ILLIQUID SECURITIES
We may invest up to 15% of the Fund's net assets in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

MONEY MARKET INSTRUMENTS
We may hold a certain portion of the Fund's assets in investment-grade, U.S. dollar-denominated debt securities that have remaining maturities of one year or less. Such securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, banker's acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

                                                                 15 - PROSPECTUS

If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the Funds statement of additional information (SAI), annual or semiannual report, or to ask other questions about the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Funds annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds performance during the last fiscal year.

To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Internet web site (www.sec.gov) or the Commissions Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling 1-202-942-8090. Additionally, copies of this information can be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

              ----------------------------------------------------

         INVESTMENT ADVISER, ADMINISTRATOR, UNDERWRITER, AND DISTRIBUTOR
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

              ----------------------------------------------------
                                 TRANSFER AGENT
                        USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
              ----------------------------------------------------
                                   CUSTODIAN
                      State Street Bank and Trust Company
                                 P.O. Box 1713
                          Boston, Massachusetts 02105
              ----------------------------------------------------
                           TELEPHONE ASSISTANCE HOURS
                          Call toll free - Central Time
                        Monday - Friday 6 a.m. to 10 p.m.
                          Saturday 8:30 a.m. to 5 p.m.
                           Sunday 11:30 a.m. to 8 p.m.
              ----------------------------------------------------

                FOR ACCOUNT SERVICING, EXCHANGES, OR REDEMPTIONS
                    1-800-531-8448 (in San Antonio, 456-7202)

              ----------------------------------------------------
                        RECORDED MUTUAL FUND PRICE QUOTES
                        24-Hour Service (from any phone)
                    1-800-531-8066 (in San Antonio, 498-8066)
              ----------------------------------------------------
                          MUTUAL FUND USAA TOUCHLINE(R)
                          (from touch-tone phones only)
               For account balance, last transaction, fund prices,
                        or to exchange/redeem fund shares
                    1-800-531-8777 (in San Antonio, 498-8777)
              ----------------------------------------------------
                                 INTERNET ACCESS
                                    usaa.com

                    Investment Company Act File No. 811-2429

                                                                 [recycled logo]
                                                                    Recycled
                                                                       Paper

                                     Part B


                   Statement of Additional Information for the
           Aggressive Growth Fund, Growth Fund, Growth & Income Fund,
              Income Stock Fund, Income Fund, Short-Term Bond Fund,
     Money Market Fund, Science & Technology Fund, First Start Growth Fund,
           Intermediate-Term Bond Fund, High-Yield Opportunities Fund,
                  Small Cap Stock Fund, and Capital Growth Fund
                               is included herein


                  Not included in this Post-Effective Amendment
              are the Statements of Additional Information for the
                 S&P 500 Index Fund, Extended Market Index Fund,
                Nasdaq-100 Index Fund, Global Titans Index Fund,
                                 and Value Fund

USAA             USAA                                    STATEMENT OF
EAGLE            MUTUAL                                  ADDITIONAL INFORMATION
LOGO             FUND, INC.                              December 1, 2001


-------------------------------------------------------------------------------

                             USAA MUTUAL FUND, INC.


USAA MUTUAL FUND, INC. (the Company) is a registered investment company offering shares of eighteen no-load mutual funds, thirteen of which are described in this statement of additional information (SAI): the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Income Stock Fund, Income Fund, Short-Term Bond Fund, Money Market Fund, Science & Technology Fund, First Start Growth Fund, Intermediate-Term Bond Fund, High-Yield Opportunities Fund, Small Cap Stock Fund, and Capital Growth Fund (collectively, the Funds). Each Fund is classified as diversified.

You may obtain a free copy of a prospectus dated December 1, 2001, for any Fund by writing to USAA Mutual Fund, Inc., 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The prospectus provides the basic information you should know before investing in the Funds. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in each Fund's prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds and should be read in conjunction with each Fund's prospectus.

The financial statements of the Funds and the Independent Auditors' Report thereon for the fiscal year ended July 31, 2001, are included in the accompanying annual report to shareholders of that date and are incorporated herein by reference.


--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

        PAGE
           2   Valuation of Securities
           3   Conditions of Purchase and Redemption
           3   Additional Information Regarding Redemption of Shares
           4   Investment Plans
           5   Investment Policies
          13   Investment Restrictions
          14   Portfolio Transactions
          17   Description of Shares
          18   Tax Considerations
          18   Directors and Officers of the Company
          21   The Company's Manager
          25   General Information
          26   Calculation of Performance Data
          27   Appendix A - Long-Term  and Short-Term Debt Ratings
          30   Appendix B - Comparison of Portfolio Performance
          33   Appendix C - Dollar-Cost Averaging
          34   Appendix D - USAA Family of No-Load Mutual Funds

                             VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

     A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

     The value of the securities of the Aggressive Growth, Growth, Growth & Income, Income Stock, Income, Short-Term Bond, Science & Technology, First Start Growth, Intermediate-Term Bond, High-Yield Opportunities, Small Cap Stock, and Capital Growth Funds is determined by one or more of the following methods:

(1) Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are valued at the last quoted sales price, or the most recently determined closing price calculated according to local market convention, available at the time a Fund is valued. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

(2) Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices at the time trading closes on the NYSE.

(3) Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

(4) Other debt securities may be valued each business day by a pricing service (the Service) approved by the Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

(5) Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.

     Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of a Fund's NAV may not take place at the same time the prices of certain securities held by a Fund are determined. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day a Fund's NAV is calculated will not be reflected in a Fund's
NAV. If, however, the Manager determines that a particular event would materially affect a Fund's NAV, then the Manager, under the general supervision of the Board of Directors, will use all relevant, available information to determine a fair value for the affected portfolio securities.

     The value of the Money Market Fund's securities is stated at amortized cost, which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

     The valuation of the Money Market Fund's portfolio instruments based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

     The Board of Directors has established procedures designed to stabilize the Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 NAV per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's NAV, calculated by using available market quotations, deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Directors will take such corrective action as it regards as necessary and appropriate. Such action may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing an NAV per share by using available market quotations.

                      CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $25 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

     The Board of Directors may cause the redemption of an account with a balance of less than ten shares of the Aggressive Growth, Growth, Growth & Income, Income Stock, Income, Short-Term Bond, Science & Technology, First Start Growth, High-Yield Opportunities, Intermediate-Term Bond, Small Cap Stock, or Capital Growth Funds and less than 500 shares of the Money Market Fund provided
(1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time the account was established, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to your last known address.

     The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Company's investments or determination of its net asset value is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

     For the mutual protection of the investor and the Funds, the Company may require a signature guarantee. If required, EACH signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

REDEMPTION BY CHECK

Shareholders in the Short-Term Bond Fund or Money Market Fund may request that checks be issued for their accounts. CHECKS MUST BE WRITTEN IN AMOUNTS OF AT LEAST $250.

Checks issued to shareholders of either Fund will be sent only to the person whose name the account is registered. The checks must be manually signed by the registered owner(s) exactly as the account is registered. For joint accounts the signature of either or both joint owner(s) will be required on the check, according to the election made on the signature card. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

     When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares from your account will be redeemed to cover the amount of the check. If the account balance is not adequate to cover the amount of a check, the check will be returned unpaid. A check drawn on an account in the Short-Term Bond Fund may be returned for insufficient funds if the NAV per share of that Fund declines over the time between the date the check was written and the date it was presented for payment. Because the value of the account in either the Short-Term Bond Fund or Money Market Fund changes as dividends are accrued on a daily basis, checks may not be used to close an account.

     The checkwriting privilege is subject to the customary rules and regulations of State Street Bank and Trust Company (State Street Bank or the Custodian) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

     The Company reserves the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $25 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

     The Company, the Transfer Agent, and State Street Bank each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders.

     You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. The Transfer Agent will charge you $20 for each stop payment you request.

                                INVESTMENT PLANS

The Company makes available the following investment plans to shareholders of all the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES

INVESTART(R) - A no initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from a non-governmental employer, an income-producing investment, or an account with a participating financial institution.

DIRECT DEPOSIT PROGRAM - The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

GOVERNMENT ALLOTMENT - The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a "buy" or "sell" whenever you choose.

DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one Fund be used to purchase shares automatically in another fund.

     Participation in these automatic purchase plans will permit you to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX C.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares having a net asset value of $5,000 or more in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at their bank or other financial institution. You may also elect to have checks mailed to a designated address.

     This plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

     Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

     Each redemption of shares may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

TAX-DEFERRED RETIREMENT PLANS

Federal taxes on current income may be deferred if you qualify for certain types of retirement programs. For your convenience, the Manager offers 403(b)(7) accounts and various forms of IRAs. You may make investments in one or any combination of the portfolios described in the prospectus of each Fund of USAA Mutual Fund, Inc. and USAA Investment Trust (not available in the Growth and Tax Strategy Fund).

     Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, 9800 Fredericksburg Road, San Antonio, TX 78288. USAA Federal Savings Bank serves as Custodian for these tax-deferred retirement plans under the programs made available by the Manager. Applications for these retirement plans received by the Manager will be forwarded to the Custodian for acceptance.

     An administrative fee of $20 is deducted from the money sent to you after closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between you and the Custodian, for further services requested of the Custodian.

     Each employer or individual establishing a tax-deferred retirement plan is advised to consult with a tax adviser before establishing the plan. You may obtain detailed information about the plans from the Manager.

                               INVESTMENT POLICIES

The sections captioned WHAT IS THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY? and FUND INVESTMENTS in each Fund's prospectus describe the investment objective(s) and the investment policies applicable to each Fund. There can, of course, be no assurance that each Fund will achieve its investment objective. Each Fund's objective(s) cannot be changed without shareholder approval, except for the High-Yield Opportunities Fund, Intermediate-Term Bond Fund, Small Cap Stock, and Capital Growth Fund, which is not a fundamental policy and may be changed upon notice to, but without the approval of, the Funds' shareholders. If there is a change in the investment objective of the High-Yield Opportunities, Intermediate-Term Bond, Small Cap Stock, or Capital Growth Fund, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of then-current needs. The following is provided as additional information.

TAX-EXEMPT SECURITIES

These securities include general obligation bonds, which are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest; revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power; and certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds for privately operated facilities, provided that the interest paid on such securities qualifies as exempt from federal income taxes.

SECTION 4(2) COMMERCIAL PAPER AND RULE 144A SECURITIES

Each Fund may invest in commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the Securities Act of 1933 (1933
Act). Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

     Each Fund may also purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

MUNICIPAL LEASE OBLIGATIONS

The Income, Short-Term Bond, Money Market, Intermediate-Term Bond, and High-Yield Opportunities Funds may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.

     Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor, (2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

LIQUIDITY DETERMINATIONS

The Board of Directors has established guidelines pursuant to which Municipal Lease Obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and certain restricted debt securities that are subject to unconditional put or demand features exercisable within seven days (Restricted Put Bonds) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund's investments in illiquid securities. In determining the liquidity of Municipal Lease Obligations, Section 4(2) Commercial Paper, and Rule 144A Securities, the Manager will consider the following factors, among others, established by the Board of Directors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a Municipal Lease Obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Restricted Put Bonds, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the Restricted Put Bond. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Restricted Put Bond based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.

     Certain foreign securities (including Eurodollar obligations) may be eligible for resale pursuant to Rule 144A in the United States and may also trade without restriction in one or more foreign markets. Such securities may be determined to be liquid based upon these foreign markets without regard to their eligibility for resale pursuant to Rule 144A. In such cases, these securities will not be treated as Rule 144A Securities for purposes of the liquidity guidelines established by the Board of Directors.

CALCULATION OF PORTFOLIO WEIGHTED AVERAGE MATURITY

Weighted average maturity is derived by multiplying the value of each investment by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the value of the Fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

     With respect to obligations held by the Funds, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage-backed securities, some asset-backed securities, and securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. For mortgage-backed and some asset-backed securities, this average time is calculated by assuming a constant prepayment rate (CPR) for the life of the mortgages or assets backing the security. The CPR for a security can vary depending upon the level and volatility of interest rates. This, in turn, can affect the weighted average life of the security. The weighted average lives of these securities will be shorter than their stated final maturities. In addition, for purposes of the Fund's investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

     The Money Market Fund will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

LENDING OF SECURITIES

Each Fund may lend its securities. A lending policy may be authorized by the Company's Board of Directors and implemented by the Manager, but securities may be loaned only to qualified broker-dealers or institutional investors that agree to maintain cash collateral with the Company equal at all times to at least 100% of the value of the loaned securities. The Directors will establish procedures and monitor the creditworthiness of any institution or broker-dealer during such times as any loan is outstanding. The Company would continue to receive interest on the loaned securities and would invest the cash collateral in high-quality money market instruments such as short-term obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements, thereby earning additional interest.

     No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund's total assets. The Company may terminate such loans at any time.

FOREIGN SECURITIES

The Aggressive Growth, Science & Technology, First Start Growth, High-Yield Opportunities, Small Cap Stock, and Capital Growth Funds may invest their assets in foreign securities purchased in either foreign or U.S. markets, including American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). These foreign holdings may include securities issued in emerging markets as well as securities issued in established markets. Investing in foreign securities poses unique risks: currency exchange rate fluctuations; foreign market illiquidity; increased price volatility; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; political instability; and difficulties in obtaining legal judgments. In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

FORWARD CURRENCY CONTRACTS

The Aggressive Growth, Science & Technology, First Start Growth, High-Yield Opportunities, Small Cap Stock, and Capital Growth Funds may enter into forward currency contracts in order to protect against uncertainty in the level of future foreign exchange rates.

     A forward contract involves an agreement to purchase or sell a specific currency at a specified future date or over a specified time period at a price set at the time of the contract. These contracts are usually traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged.

     Each Fund may enter into forward currency contracts under two circumstances. First, when each Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security until settlement. By entering into such a contract, each Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency from the date the security is purchased or sold to the date on which payment is made or received. Second, when management of each Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. Each Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.

     The use of forward contracts involves certain risks. The precise matching of contract amounts and the value of securities involved generally will not be possible since the future value of such securities in currencies more than likely will change between the date the contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Manager believes it is important, however, to have the flexibility to enter into such contracts when it determines it is in the best interest of each Fund to do so. It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for each Fund to purchase additional currency (and bear the expense of such purchase) if the market value of the security is less than the amount of currency each Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of currency each Fund is obligated to deliver.

     Each Fund is not required to enter into such transactions and will not do so unless deemed appropriate by the Manager.

     Although each Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and you should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to each Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that

     The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS (REITS)

Because the Aggressive Growth, Growth, Growth & Income, Income, Income Stock, Science & Technology, First Start Growth, High-Yield Opportunities, Small Cap Stock, and Capital Growth Funds may invest their assets in equity securities of REITs, these Funds may also be subject to certain risks associated with direct investments in REITs. In addition, the Short-Term Bond, Income, High-Yield Opportunities, and Intermediate-Term Bond Funds may invest their assets in the debt securities of REITs and, therefore, may be subject to certain other risks, such as credit risk, associated with investment in the debt securities of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills of their managers and may have limited geographic diversification, thereby, subjecting them to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

PREFERRED STOCKS

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the High-Yield Opportunities Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

CONVERTIBLE SECURITIES

Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

     The convertible securities in which the Funds will invest (except the Income, Short-Term Bond, and Intermediate-Term Bond Funds) may be rated below investment grade as determined by Moody's Investors Service (Moody's) or Standard & Poor's Ratings Group (S&P), or unrated but judged by the Manager to be of comparable quality (commonly called junk bonds). For a more complete description of debt ratings, see APPENDIX A. Such securities are deemed to be speculative and involve greater risk of default due to changes in interest rates, economic conditions, and the issuer's creditworthiness. As a result, their market prices tend to fluctuate more than higher-quality securities. During periods of general economic downturns or rising interest rates, issuers of such securities may experience financial difficulties, which could affect their ability to make timely interest and principal payments. The Fund's ability to timely and accurately value and dispose of lower-quality securities may also be affected by the absence or periodic discontinuance of liquid trading markets.

HYBRID INSTRUMENTS

Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a "benchmark"). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the High-Yield Opportunities Fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the Fund.

DERIVATIVES

Each Fund may buy and sell certain types of derivatives, such as options, futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by the Manager to aid in achieving each Fund's investment objective. Each Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

     Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable a Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). Each Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

     The Manager may enter into derivative positions for each Fund for either hedging or non hedging purposes. The term hedging is applied to defensive strategies designed to protect a Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies, which are undertaken to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

WRITING COVERED CALL OPTIONS

The Income Stock Fund may write (sell) covered call options and purchase options to close out options previously written by the Fund. The purpose of writing covered call options is to generate additional premium income for the Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities that, in the Manager's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

     A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing the option that he previously sold. To secure his obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the particular clearing corporations and of the exchanges. The Fund will write only covered call options. This means that the Fund will only write a call option on a security that the Fund already owns. The Fund will not write call options on when-issued securities. The Fund will write covered call options in standard contracts that may be quoted on NASDAQ or on national securities exchanges. To comply with the requirements of the securities laws in several states, the Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options exceeds 5% of the market value of the Fund's total assets.

     Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Fund does not consider a security covered by a call to be pledged as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

     The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. In determining whether a particular call option should be written on a particular security, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the NAV per share of the Fund is computed (close of the NYSE), or in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

     Closing transactions may be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

     If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

     Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional brokerage commissions will be incurred.

FUTURES CONTRACTS

Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

     The purchase of a futures contract on an equity security or an index of equity securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. Each Fund will initially be required to deposit with the Company's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

     Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

     At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

     In transactions establishing a long position in a futures contract, assets equal to the face value of the futures contract will be identified by each Fund to the Company's custodian for maintenance in a separate account to insure that the use of such futures contracts is unleveraged. Similarly, assets having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. Each Fund will utilize such assets and methods of cover as appropriate under applicable exchange and regulatory policies.

OPTIONS

Each Fund may use options to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or a short position, depending upon whether a Fund is the purchaser or a writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

     Purchased options have defined risk, that is, the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

     The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed-upon price that a Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

     The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

     Among the options that each Fund may enter are options on securities indices. In general, options on indices of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities, or futures contracts, a Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, a Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

OPTIONS ON FUTURES CONTRACTS

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS AND FUTURES ACTIVITY

Each Fund may not establish a position in a futures contract or purchase or sell an option on a futures contract for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of initial margin deposits and premiums required to establish such positions for such non hedging purposes would exceed 5% of the market value of the Fund's net assets.

     As noted above, each Fund may engage in both hedging and non hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. Each Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.

     Non hedging strategies typically involve special risks. The profitability of each Fund's non hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

     Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange that provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements. Each Fund will enter into an option or futures position only if it appears to be a liquid investment.

SWAP ARRANGEMENTS

Each Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. In an interest rate swap a Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, a Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines a cap and a floor.

     Each Fund may enter credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

     Most swaps entered into by a Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the Fund's obligations.

     These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of each Fund's portfolio. However, each Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by the Commodities Futures Trading Commission for entities that are not commodity pool operators, such as the Fund. In entering a swap arrangement, a Fund is dependent upon the creditworthiness and good faith of the counterparty. Each Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements that are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies or instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

TEMPORARY DEFENSIVE POLICY

Each Fund may on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in investment-grade short-term debt instruments. Such securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker's acceptances of similar banks; commercial paper and other corporate debt obligations.

                             INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Company for and are applicable to each Fund except the Science & Technology, First Start Growth, Intermediate-Term Bond, High-Yield Opportunities, Small Cap Stock, and Capital Growth Funds, which are listed separately below. Except with respect to the Growth & Income Fund, Income Stock Fund, Short-Term Bond Fund, these restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities. With respect to the Growth & Income Fund, Income Stock Fund, and Short-Term Bond Fund, only restrictions 3, 4, 6, 9, 11, 12, 15, and 16 may not be changed without approval of shareholders, as defined herein. The investment restrictions of one Fund may be changed without affecting those of any other Fund.

A Fund may not:

 (1) Purchase or retain securities of any issuer if any officer or Director of the Company or its Manager own individually more than one-half of one percent (1/2%) of the securities of that issuer, and collectively the officers and Directors of the Company and Manager together own more than 5% of the securities of that issuer.

 (2) Purchase from or sell to any officer or Director of the Company or its Manager any securities other than shares of the capital stock of the Funds.

 (3) Underwrite securities of other issuers, except that the Company may be deemed to be a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (4) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (5)   Invest in companies for the purpose of exercising control or management.

 (6) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

 (7) Invest in warrants more than 2% of the value of its assets, taken at the lower of cost or market value. Warrants initially attached to securities and acquired by the Fund upon original issuance thereof shall be deemed to be without value.

 (8) Mortgage, pledge, or hypothecate any of its assets, except for the Income Stock Fund. A security covered by a call is not considered pledged.

 (9) Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry. Banks are not considered a single industry for purposes of this policy (solely with respect to the Money Market Fund), nor shall this limitation apply to securities issued or guaranteed by the U.S. government or its corporate instrumentalities.

 (10) Invest more than 5% of the value of its total assets in any closed-end investment company and will not hold more than 3% of the outstanding voting stock of any closed-end investment company.

 (11)  Purchase  or sell  commodities,  except  that  each  Fund may  invest  in
       financial  futures   contracts,   options  thereon,   and  other  similar
       instruments.

 (12) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or secularities of companies that deal in real estate or are engaged in the real estate business.

 (13) Engage in margin transactions or arbitrage or short sales, or in put, call, straddle, or spread activities, except the Income Stock Fund may write covered call options as described under INVESTMENT POLICIES in this statement of additional information.

 (14) Allow its Manager or officers or Directors of itself or its Manager to take long or short positions in shares of a Fund, except that such persons may purchase shares for their own account for investment purposes only at the price available to the public at the moment of such purchase.

 (15) Change the nature of its business so as to cease to be an investment company.

 (16)  Issue senior securities, except as permitted under the 1940 Act.

     In addition, with respect to the Money Market Fund's exclusion of investment in banks for purposes of industry concentration limits contained in investment restriction 9, certificates of deposit, time deposits, banker's acceptances, and other similar money market instruments issued by domestic banks may be excluded from the industry concentration limits set forth in that restriction.

Each of the Science & Technology, First Start Growth, Intermediate-Term Bond, High-Yield Opportunities, Small Cap Stock, and Capital Growth Funds may not:

 (1) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (2) Invest 25% or more of the value of its total assets in any one industry; provided, this limitation does not apply to securities issued or guaranteed by the U.S. government and its agencies or instrumentalities.

 (3)   Issue senior securities, except as permitted under the 1940 Act.

 (4) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (5) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

 (6) Purchase or sell commodities, except that each Fund may invest in financial futures contracts, options thereon, and similar instruments.

 (7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that each Fund may invest in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

     With respect to each Fund's concentration policies as described above, the Manager uses industry classifications for industries based on categories established by Standard & Poor's Corporation (Standard & Poor's) for the Standard & Poor's 500 Composite Index, with certain modifications. Because the Manager has determined that certain categories within, or in addition to, those set forth by Standard & Poor's have unique investment characteristics, additional industries are included as industry classifications. The Manager classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or higher education revenue bonds.

ADDITIONAL RESTRICTION

The following restriction is not considered to be a fundamental policy of the Funds. The Board of Directors may change this additional restriction without notice to or approval by the shareholders.

     Each Fund may not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

ICIM BOND INSURANCE

     The Company has purchased (together with other investment companies within the USAA family of funds), a money market fund bond (the bond) from the ICIM Reinsurance Company. The Bond provides insurance to the Money Market Fund (and other money market funds within the USAA family of funds) for losses incurred by the Fund that result from a default in the payment of interest or principal on a security held by the Fund or from the occurrence of a bankruptcy or similar insolvency proceeding involving an issuer or guarantor of a security held by the Fund. The Bond has an aggregate limitation of liability in the amount of $100 million. Claims under the Bond are subject to a deductible in the amount of one-tenth of 1% of the net asset value of the Fund and are subject to a variety of terms and conditions that may limit the ability of the Fund to recover under the Bond in certain circumstances or may delay the timing of any recovery. Furthermore, the Bond does not cover losses resulting from a decline in the market value of a security attributable to changes in interest rates or the financial condition of an issuer in the absence a default on the security or an insolvency involving the issuer. Accordingly, although the Bond provides additional protection for the Fund, there can be no assurance that the Fund will be able to maintain a stable net asset value per share of $1 at all times.

                             PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement dated August 1, 2001, and subject to the general control of the Company's Board of Directors, places all orders for the purchase and sale of Fund securities. In executing portfolio transactions and selecting brokers and dealers, it is the Company's policy to seek the best overall terms available. The Manager shall consider such factors as it deems relevant, including the breadth of the market in the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis. Securities purchased or sold in the over-the-counter market will be executed through principal market makers, except when, in the opinion of the Manager, better prices and execution are available elsewhere.

     The Funds will have no obligation to deal with any particular broker or group of brokers in the execution of portfolio transactions. The Funds contemplate that, consistent with obtaining the best overall terms available, brokerage transactions may be effected through USAA Brokerage Services, a discount brokerage service of the Manager. The Company's Board of Directors has adopted procedures in conformity with Rule 17e-1 under the 1940 Act designed to ensure that all brokerage commissions paid to USAA Brokerage Services are reasonable and fair. The Company's Board of Directors has authorized the Manager, as a member of the Chicago Stock Exchange, to effect portfolio transactions for the Funds on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

     In the allocation of brokerage business, preference may be given to those broker-dealers who provide research or other services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Such research and other services may include, for example: advice concerning the value of securities; the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. In return for such services, a Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that the Manager determines in good faith that such commission is reasonable in terms of either that particular transaction or of the overall responsibility of the Manager to the Funds and its other clients. The receipt of research from broker-dealers that execute transactions on behalf of the Company may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager); and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Company. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See THE COMPANY'S MANAGER.

     Securities of the same issuer may be purchased, held, or sold at the same time by the Company for any or all of its Funds or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Company, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Company. In some instances, this procedure may impact the price and size of the position obtainable for the Company.

     The Company pays no brokerage commissions as such for debt securities. The market for such securities is typically a "dealer" market in which investment dealers buy and sell the securities for their own accounts, rather than for customers, and the price may reflect a dealer's mark-up or mark-down. In addition, some securities may be purchased directly from issuers.

     During the fiscal year ended July 31, 2001, the Funds purchased securities of the following regular broker-dealers (the ten largest broker-dealers through whom the Funds purchased securities) or the parents of regular broker-dealers.

                                                       VALUE OF SECURITIES
         REGULAR BROKER-DEALER                         AS OF JULY 31, 2001

     Citigroup Inc.
         Growth                                             $33,994,000
         Growth & Income                                    $27,931,000
         Income Stock                                       $50,210,000
         Income                                             $25,575,000
         Intermediate-Term Bond                             $ 2,141,000
     Morgan Stanley & Company
         Growth                                             $27,637,000
         Growth & Income                                    $15,852,000
         First Start Growth                                 $ 2,453,000
     Associates Corporation of North America
         Income                                             $ 8,143,000
         Money Market Fund                                  $24,000,000

     JP Morgan Case & Co.
         Income Stock Fund                                  $32,475,000
         Growth & Income                                    $15,588,000
     Merrill Lynch, Pierce, Fenner & Smith, Inc.
         Short-Term Bond                                    $ 5,126,000
         Intermediate-Term Bond                             $ 1,019,000

BROKERAGE COMMISSIONS

During the last three fiscal years ended July 31, the Funds paid the following brokerage fees:

  FUND                              1999            2000              2001

 Aggressive Growth             $    190,996     $    248,423     $    302,173
 Growth                        $  1,029,699     $  3,086,121     $  1,565,454
 Growth & Income               $    599,038     $    629,977     $    574,117
 Income Stock                  $  2,123,999     $  1,261,046     $    877,793
 Income                             --          $     11,500     $        160
 Science & Technology          $    120,627     $    331,755     $    352,968
 First Start Growth            $     98,042     $    206,720     $    182,167
 High-Yield Opportunities            n/a        $      2,800     $     10,738
 Small Cap Stock                     n/a        $     47,090     $    130,222
 Capital Growth                      n/a              n/a        $      6,791


     During the last three fiscal years ended July 31, the Funds paid the following brokerage fees to USAA Brokerage Services, a discount brokerage service of the Manager:

  FUND                               1999           2000              2001

 Aggressive Growth                      --           --                 n/a
 Growth                        $    124,015     $     20,706            n/a
 Growth & Income               $     50,188     $      4,397            n/a
 Income Stock                  $     71,644          --                 n/a
 Income                                 --           --                 n/a
 Science & Technology          $     29,992     $      9,990            N/A
 First Start Growth            $     34,492     $      8,910            n/a
 Small Cap Stock                     n/a        $      2,053            n/a
 Capital Growth                      n/a             n/a                n/a

     The Manager directed a portion of the Fund's brokerage transactions to certain broker-dealers that provided the Manager with research, analysis, advice, and similar services. Such transactions amounted to $30,645,924, $197,963,225, $118,760,970, $55,652,478, $15,799,828, $249,330, $69,659,343,
$41,866,500,  $199,333,  $527,803,  $24,979,299, and $2,037,182, and the related brokerage commissions or underwriting commissions were $48,313, $230,469, $143,994, $89,979, $46,875, $938, $68,322, $42,672, $775, $894, $30,134, and
$1,890 for the Aggressive Growth, Growth, Growth & Income, Income Stock, Income, Short-Term Bond, Science & Technology, First Start Growth, Intermediate-Term Bond, High-Yield Opportunities, Small Cap Stock, and Capital Growth Funds, respectively for the year ended July 31, 2001.

PORTFOLIO TURNOVER RATES

The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the Aggressive Growth, Growth, Growth & Income, Income Stock, Income, Short-Term Bond, Science & Technology, First Start Growth, Intermediate-Term Bond, High-Yield Opportunities, Small Cap Stock, and Capital Growth Funds' portfolios appropriate in view of each Fund's investment objectives. Although no Fund will purchase or sell securities solely to achieve short-term trading profits, a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund's investment objective(s). A higher degree of portfolio activity will increase brokerage costs to a Fund.

     The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper, short-term U.S. government securities, and variable rate securities
(those securities with put date intervals of less than one year) are not considered when computing the turnover rate.

     For the last two fiscal years ended July 31, the Funds' portfolio turnover rates were as follows:

       FUND                                   2000              2001

       Aggressive Growth                      33.07%            23.06%
       Growth                                133.43%           101.08%
       Growth & Income                        22.90%            28.95%
       Income Stock                           13.34%            17.65%

       FUND                                   2000              2001

       Income                                 24.68%            43.39%
       Short-Term Bond                        23.68%            31.80%
       Science & Technology                   69.21%            57.45%
       First Start Growth                     52.58%            59.27%
       Intermediate-Term Bond                  8.60%            24.42%
       High-Yield Opportunities               51.88%           104.20%*
       Small Cap Stock                        36.73%           145.32%**
       Capital Growth                            N/A             8.49%

------------
  * An increase in redemptions led to an increase in trading and portfolio turnover.
 ** The Fund changed portfolio manager in April 2001. This change resulted in a repositioning of the portfolio. The repositioning led to an increase in trading and portfolio turnover.

                              DESCRIPTION OF SHARES

The Funds are a series of the Company and are diversified. The Company is an open-end management investment company incorporated under the laws of the state of Maryland on October 14, 1980. The Company is authorized to issue shares in separate series or Funds. There are eighteen mutual funds in the Company, thirteen of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new Funds in addition to those already existing without shareholder approval. The Growth, Income, and Money Market Funds were established in the Fall of 1980 and commenced public offering of their shares on February 2, 1981. The Aggressive Growth Fund was established by the Board of Directors on July 8, 1981, and commenced public offering of its shares on October 19, 1981. The Income Stock Fund was established by the Board of Directors on January 23, 1987, and commenced public offering of its shares on May 4, 1987. The Growth & Income and Short-Term Bond Funds were established by the Board of Directors on March 23, 1993, and commenced public offering of their shares on June 1, 1993. The Science & Technology and First Start Growth Funds were established by the Board of Directors on May 9, 1997, and commenced public offering of their shares on August 4, 1997. The Intermediate-Term Bond, High-Yield Opportunities, and Small Cap Stock Funds were established by the Board of Directors on May 6, 1999, and commenced public offering of their shares on August 2, 1999. The Capital Growth Fund was established by the Board of Directors on July 19, 2000, and commenced public offering of its shares on October 27, 2000.

     Each Fund's assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Board determines to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board.

     Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply for shareholder information to obtain signatures to request a special shareholder meeting. The Company may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 10% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. The Company will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset values of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

     Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

                               TAX CONSIDERATIONS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that each Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify as a regulated investment company, each Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies (the 90% test) and (2) satisfy certain diversification requirements, at the close of each quarter of the Fund's taxable year.

     The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31, and (3) any prior amounts not distributed. Each Fund intends to make such distributions as are necessary to avoid imposition of the excise tax.

     Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if the Fund pays the dividend during the following January. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of a Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchanges that is less than or equal to the amount of the distribution will be treated as long-term capital loss.

                      DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of eight Directors who supervise the business affairs of the Company. Set forth below are the Directors and officers of the Company, their respective offices and principal occupations during the last five years. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

Robert G. Davis 1, 2
Director and Chairman of the Board of Directors
Age: 55

President and Chief Executive Officer of United Services Automobile  Association
(USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA
Financial Planning Network, Inc. (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of each of the remaining funds within the USAA family of funds; Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Federal Savings Bank, and USAA Real Estate Company.

Christopher W. Claus 1, 2
Director, President, and Vice Chairman of the Board of Directors
Age:  40

President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of each of the remaining funds within the USAA family of funds; President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services; Director of USAA Life Insurance Company; and Senior Vice President of USAA Life Investment Trust.

David G. Peebles 1, 2, 4
Director  and Vice  President
Age: 62

Director, IMCO (12/98-present); Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments, IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of each of the remaining funds within the USAA family of funds; Senior Vice President of USAA Shareholder Account Services; and Vice President of USAA Life Investment Trust.

Barbara B. Dreeben 3, 4, 5
200 Patterson #1008
San Antonio, TX 78209
Director
Age: 56

President,   Postal  Addvantage   (7/92-present).   Mrs.  Dreeben  serves  as  a
Director/Trustee of each of the remaining funds within the USAA family of funds.

Robert L. Mason, Ph.D. 3, 4, 5
12823 Queens Forest
San Antonio, TX 78230
Director
Age: 55

Staff Analyst, Southwest Research Institute (9/98-present); Manager, Statistical Analysis Section, Southwest Research Institute (2/79-9/98). Dr. Mason serves as a Director/Trustee of each of the remaining funds within the USAA family of funds.

Richard A. Zucker 2, 3, 4, 5
407 Arch Bluff
San Antonio, TX 78216
Director
Age: 58


Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of each of the remaining funds within the USAA family of funds.

Michael F. Reimherr 3, 4, 5
128 East Arrowhead
San Antonio, Texas 78228
Director
Age: 56

President of Reimherr Business Consulting (5/95-present). Mr. Reimherr serves as a Director/Trustee of each of the remaining funds within the USAA family of funds.

Laura T. Starks, Ph.D. 3, 4, 5
5405 Ridge Oak Drive
Austin, TX 78731-5405
Director
Age: 51

Charles E and Sarah M Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents, Professor of
Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of each of the remaining funds within the USAA family of funds.

Kenneth E. Willmann 1
Vice President
Age: 55

Director, IMCO (2/00-present); Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of each of the remaining funds within the USAA family of funds, Senior Vice President of USAA Shareholder Account Services, and Vice President of USAA Life Investment Trust.

Michael D. Wagner 1
Secretary
Age: 53

Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (1/99-present); Vice President, Corporate Counsel, USAA (1982-1/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of each of the remaining funds within the USAA family of funds; Vice President, Corporate Counsel, for various other USAA subsidiaries and affiliates.

Mark S. Howard 1
Assistant Secretary
Age: 38

Vice President, Securities Counsel & Compliance, IMCO (7/00-present); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services, USAA Financial Planning Network, Inc., each of the remaining funds within the USAA family of funds, and for USAA Life Investment Trust.

David M. Holmes 1
Treasurer
Age: 41

Senior Vice President,  Senior  Financial  Officer,  IMCO  (6/01-present);  Vice
President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of each of the remaining funds within the USAA family of funds and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

Roberto Galindo, Jr. 1
Assistant Treasurer
Age: 41

Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-present); Director, Mutual Fund Analysis & Support, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-6/98). Mr. Galindo serves as Assistant Treasurer for each of the remaining funds within the USAA family of funds.

--------------
 1 Indicates those Directors and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 act.
 2 Member of Executive Committee
 3 Member of Audit Committee
 4 Member of Pricing and Investment Committee
 5 Member of Corporate Governance Committee

     Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company which may be delegated to it by the Board. The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters which have been delegated to it by the Board. The Audit Committee of the Board of Directors reviews the financial statements and the auditors' reports and undertakes certain studies and analyses as directed by the Board. The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and independent Directors.

     There are no family relationships among the Directors, officers, and managerial level employees of the Company or its Manager.

     The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended July 31, 2001.

         NAME                     AGGREGATE              TOTAL COMPENSATION
          OF                     COMPENSATION               FROM THE USAA
       DIRECTOR                FROM THE COMPANY          FAMILY OF FUNDS (b)

Robert G. Davis                     None (a)                   None (a)
Christopher W. Claus                None (a)                   None (a)
Michael J.C. Roth (c)               None (a)                   None (a)
David G. Peebles                    None (a)                   None (a)
Barbara B. Dreeben                $19,875                     $ 40,000
Robert L. Mason                   $19,875                     $ 40,000
Michael F. Reimherr               $16,375                     $ 40,000
Laura T. Starks                   $14,375                     $ 43,500
Richard A. Zucker                 $19,875                     $ 40,000

  --------------
  (a) Robert G. Davis, Christopher W. Claus, Michael J.C. Roth, and David G. Peebles are affiliated with the Company's investment adviser, IMCO, and, accordingly, receive no remuneration from the Company or any other Fund of the USAA family of funds.

  (b) At July 31, 2001, the USAA family of funds consisted of four registered investment companies offering 40 individual funds. Each Director presently serves as a Director or Trustee of each investment company in the USAA family of funds. In addition, Michael J.C. Roth served as a Trustee of USAA Life Investment Trust, a registered investment company advised by IMCO, consisting of five funds available to the public only through the purchase of certain variable annuity contracts and variable life insurance policies offered by USAA Life Insurance Company. Mr. Roth received no compensation as Trustee of USAA Life Investment Trust.

  (c) Effective February 12, 2001, Michael J. C. Roth retired from the Board of Directors.

     All of the above Directors are also Directors/Trustees of the other funds in the USAA family of funds. No compensation is paid by any fund to any Director/Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of August 31, 2001, the officers and Directors of the Company and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

     As of August 31, 2001, USAA and its affiliates owned 3,603,513 shares (.09%) of the Money Market Fund; 1,075,728 shares (2.4%) of the Short-Term Bond Fund; 1,143,884 shares (6.6%) of the First Start Growth Fund; 11.615 shares (0%) of the Intermediate Term Bond Fund; 286,844 shares (4.6%) of the High-Yield Opportunities Fund; 10 shares (0%) of the Small Cap Stock Fund; 10 shares (0%) of the Capital Growth Fund; and no shares of the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Income Fund, Income Stock Fund, and Science & Technology Fund.

     The Company knows of no other persons who, as of August 31, 2001, held of record or owned beneficially 5% or more of any Fund's shares.

                              THE COMPANY'S MANAGER

As described in each Fund's prospectus, USAA Investment Management Company is the Manager and investment adviser, providing services under the Advisory Agreement. The Manager, a wholly owned indirect subsidiary of United Services Automobile Association (USAA), a large, diversified financial services institution, was organized in May 1970 and has served as investment adviser and underwriter for USAA Mutual Fund, Inc. from its inception.

     In addition to managing the Company's assets, the Manager advises and manages the investments for USAA and its affiliated companies as well as those of USAA Tax Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by the Manager were approximately $___ billion, of which approximately $___ billion were in mutual fund portfolios.

     While the officers and employees of the Manager, as well as those of the Funds, may engage in personal securities transactions, they are restricted by the procedures in a Joint Code of Ethics adopted by the Manager and the Funds. The Joint Code of Ethics was designed to ensure that the shareholders' interests come before the individuals who manage their Funds. It also prohibits the portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase or sale of the same security within 60 calendar days. Additionally, the Joint

Code of Ethics requires the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to obtain approval before executing permitted personal trades. A copy of the Joint Code of Ethics for the Manager has been filed with the SEC and is available for public view.

ADVISORY AGREEMENT

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy and manages the portfolio assets for each Fund. For these services under the Advisory Agreement, each Fund has agreed to pay the Manager a fee computed as described under FUND MANAGEMENT in its Prospectus. Management fees are computed and accrued daily and are payable monthly. The Manager is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount, and time to buy or sell securities for each Fund. The Manager compensates all personnel, officers, and Directors of the Company if such persons are also employees of the Manager or its affiliates.

     Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Directors who are not interested (not affiliated) persons of the Manager; costs of printing and mailing the Prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the Prospectus, the SAI, and reports to prospective shareholders.

     The Advisory Agreement will remain in effect until July 31, 2003, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined by the 1940 Act).

     From time to time the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. The Manager has voluntarily agreed to continue to limit the annual expenses of the Growth Fund and the Capital Growth Fund to 1.00% of each Fund's ANA, the First Start Growth Fund to 1.45% of the Fund's ANA, the High-Yield Opportunities Fund to 1.00% of the Fund's ANA, the Intermediate-Term Bond Fund to .65% of the Fund's ANA, and the Small Cap Stock Fund to 1.40% of the Fund's ANA, through November 30, 2002, and will reimburse the Funds for all expenses in excess of such limitation. After December 1, 2002, any such waiver or reimbursement may be terminated by the Manager at any time without prior notice to the shareholders.

     In addition to any amounts otherwise payable to the Manager as an advisory fee for current services under the Advisory Agreement, the Company shall be obligated to pay the Manager all amounts previously waived by the Manager with respect to a Fund, provided that such additional payments are made not later than three years from August 2, 1999, and provided further that the amount of such additional payment in any year, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in such year to exceed, in the case of the Intermediate-Term Bond Fund, .65% of the average net assets of the Fund or, in the case of the High-Yield Opportunities Fund, for expenses waived and amounts reimbursed prior to August 1, 2001, the Fund's expense ratio shall not exceed .75% of average net assets; however, for expenses waived and amounts reimbursed from August 1, 2001 until August 2, 2002, the High-Yield Opportunities Fund's expense ratio shall not exceed 1.00% of average net assets.

     For the last three fiscal years ended July 31, management fees were as follows:

 FUND                               1999              2000            2001

 Aggressive Growth            $   3,095,002     $    5,822,616    $  5,479,861
 Growth                       $  11,433,812     $   13,497,972    $ 11,134,302
 Growth & Income              $   6,299,648     $    6,705,641    $  6,654,527
 Income Stock                 $  12,182,422     $   10,829,542    $  9,735,693
 Income                       $   4,013,234     $    3,164,580    $  3,289,556
 Short-Term Bond              $     513,263     $      631,655    $    797,475
 Money Market                 $   6,708,986     $    7,744,657    $  8,853,333
 Science & Technology         $   1,286,597     $    3,451,959    $  3,841,412
 First Start Growth           $     684,564     $    1,554,077    $  1,671,190
 Intermediate-Term Bond              n/a        $      218,710    $    400,842
 High-Yield Opportunities            n/a        $      174,126    $    241,615
 Small Cap Stock                     n/a        $      523,977    $    667,183
 Capital Growth                      n/a                n/a       $    136,209

     As a result of the Short-Term Bond, Money Market, First Start Growth, Intermediate-Term Bond, and High-Yield Opportunities Funds' expenses exceeding the expense limitations, the Manager did not receive fees to which it would have been entitled as follows:

  FUND                             1999             2000               2001

 Short-Term Bond              $     56,660            -                   -
 Money Market                 $    763,829      $    586,154      $    191,459
 First Start Growth           $    212,370      $    614,885      $  1,164,290
 Intermediate-Term Bond              n/a        $    166,334      $     99,065
 High-Yield Opportunities            n/a        $    155,528      $    120,915
 Capital Growth                      n/a               n/a        $     94,119

     Beginning with the month ending July 31, 2002, each Fund's (except the Money Market Fund's) management fees will be based upon two components: (1) a base fee, which is accrued daily and paid monthly and computed and paid at an annual rate of average net assets as follows:

              FUND                                      FEE RATE

        Aggressive Growth Fund                             *
        First Start Growth Fund                           .75%
        Growth Fund                                       .75%
        Growth & Income Fund                              .60%
        High-Yield Opportunities Fund                     .50%
        Income Fund                                       .24%
        Income Stock Fund                                 .50%
        Intermediate-Term Bond Fund                        **
        Science & Technology Fund                         .75%
        Short-Term Bond Fund                              .24%
        Small Cap Stock Fund                              .75%
        Capital Growth Fund                               .85%

-----------------------
    * The fee is computed at one-half of one percent (.50%) of the first $200 million of average net assets, two-fifths of one percent (.40%) for that portion of average net assets in excess of $200 million but not over $300 million, and one-third of one percent (.33%) for that portion of average net assets in excess of $300 million.

   ** The fee is computed at one-half of one percent (.50%) of the first $50 million of average net assets, two-fifths of one percent (.40%) of that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (.30%) of that portion of average net assets in excess of $100 million.

and (2) a performance adjustment that will increase or decrease the base fee depending upon the performance of the Funds relative to its Lipper Index. Each Fund's performance will be measured as listed below.

              FUND                                 PERFORMANCE INDEX

        Aggressive Growth Fund                  Mid-Cap Growth
        First Start Growth Fund                 Large-Cap Growth
        Growth Fund                             Large-Cap Growth
        Growth & Income Fund                    Large-Cap Core
        High-Yield Opportunities Fund           High Yield Debt
        Income Fund                             A Rated Bond
        Income Stock Fund                       Equity Income
        Intermediate-Term Bond Fund             Intermediate Investment Grade
        Science & Technology Fund               Science & Technology
        Short-Term Bond Fund                    Short Investment Grade Bond
        Small Cap Stock Fund                    Small-Cap Core
        Capital Growth Fund                     Mid-Cap Growth

With respect to the Money Market Fund, the management fee will continue to consist solely of the base fee of .24% of average net assets.

COMPUTING THE PERFORMANCE ADJUSTMENT

For any month, the base fee of each Fund will equal the Fund's average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund's average annual performance during the performance period compared to the average annual performance of the Fund's relevant index over the same time period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance  period  will  consist of the  current  month plus the  previous  35 months.

     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365. The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart below:

                               FIXED INCOME FUNDS:

          HIGH-YIELD OPPORTUNITIES FUND           INCOME FUND
           INTERMEDIATE-TERM BOND FUND        SHORT-TERM BOND FUND

OVER/UNDER PERFORMANCE RELATIVE TO INDEX              ANNUAL ADJUSTMENT RATE
       (IN BASIS POINTS) 1                   (IN BASIS POINTS AS A PERCENTAGE
                                              OF A FUND'S AVERAGE NET ASSETS)
          +/- 20 TO 50                                      +/- 4
         +/- 51 TO 100                                      +/- 5
       +/- 101 AND GREATER                                  +/- 6

                                  EQUITY FUNDS:

           AGGRESSIVE GROWTH FUND               FIRST START GROWTH FUND
                GROWTH FUND                      GROWTH & INCOME FUND
             INCOME STOCK FUND                SCIENCE & TECHNOLOGY FUND
           SMALL CAP STOCK FUND

OVER/UNDER PERFORMANCE RELATIVE TO INDEX              ANNUAL ADJUSTMENT RATE
      (IN BASIS POINTS) 1                      (IN BASIS POINTS AS A PERCENTAGE
                                                OF A FUND'S AVERAGE NET ASSETS)
          +/- 100 TO 400                                    +/- 4
         +/- 401 TO 700                                     +/- 5
        +/- 701 AND GREATER                                 +/- 6

------------
   1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

     For example, assume that a fixed income fund with average net assets of $900 million has a base fee of .30 of 1% (30 basis points) of the fund's average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

                                                                   Examples

                                         1             2            3             4          5            6
Fund Performance (a)                 6.80%         5.30%        4.30%        (7.55%)    (-5.20%)      (3.65%)
Index Performance (a)                4.75%         5.15%        4.70%        (8.50%)    (-3.75%)      (3.50%)
                                     -----         -----        -----         -----      ------        -----
Over/Under Performance (b)          + 205         +15            - 40         + 95       - 145          - 15
Annual Adjustment Rate (b)            + 6            0            -4          + 5           - 6           0
Monthly Adjustment Rate (c)          .0049%            n/a        (.0033%)    .0041%     (.0049%)        n/a
Base Fee for Month                 $ 221,918     $ 221,918    $ 221,918     $221,918    $ 221,918    $ 221,918
Performance Adjustment                41,650             0        (28,050)    34,850      (41,650)           0
                                   ---------------------------------------------------------------------------
Monthly Fee                        $ 263,568     $ 221,918    $ 193,868     $256,768    $ 180,268    $ 221,918
                                   ===========================================================================

------------------
   (a)  Average annual performance over a 36-month period
   (b)  In basis points
   (c) Annual Adjustment Rate divided by 365, multiplied by 30, and stated as a percentage

     Each Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within the respective Lipper Index. Because the adjustment to the base fee is based upon the Fund's performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund's performance is up or down per se, but whether it is up or down more or less than the record of its respective Index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

ADMINISTRATION AND SERVICING AGREEMENT

Under an Administration and Servicing Agreement effective August 1, 2001, the Manager is obligated on a continuous basis to provide such administrative services as the Board of Directors of the Company reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds' operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Directors; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Company has agreed to pay the Manager a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (.15%) of the average net assets for each Fund except the Money Market Fund and one-tenth of one percent (.10%) of the average net assets for the Money Market Fund. We may also delegate one or more of our responsibilities to others at our expense.

UNDERWRITER

The Company has an agreement with the Manager for exclusive underwriting and distribution of each Fund's shares on a continuing, best-efforts basis. This agreement provides that the Manager will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency
Agreement, each Fund pays the Transfer Agent an annual fixed fee of $23 to $25.50 per account. The fee is subject to change at any time.

     The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Company.

                               GENERAL INFORMATION

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is the Company's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Company's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Company's investments.

COUNSEL

Goodwin Procter, LLP, Exchange Place, Boston, MA 02109, will review certain legal matters for the Company in connection with the shares offered by the prospectus.

INDEPENDENT AUDITORS

KPMG LLP, 112 East Pecan, Suite 2400, San Antonio, TX 78205, is the Company's independent auditor. In this capacity, the firm is responsible for auditing the annual financial statements of each Fund and reporting thereon.

                         CALCULATION OF PERFORMANCE DATA

Information regarding the total return and yield of each Fund is provided under COULD THE VALUE OF YOUR INVESTMENT IN THE FUND FLUCTUATE? in its prospectus. See VALUATION OF SECURITIES herein for a discussion of the manner in which the Funds' price per share is calculated.

YIELD - MONEY MARKET FUND

When the Money Market Fund quotes a current annualized yield, it is based on a specified recent seven-calendar-day period. It is computed by (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period; (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base return; then (3) multiplying the base period return by 52.14 (365/7). The resulting yield figure is carried to the nearest hundredth of one percent.

     The calculation includes (1) the value of additional shares purchased with dividends on the original share, and dividends declared on both the original share and any such additional shares, and (2) any fees charged to all shareholder accounts, in proportion to the length of the base period and the Fund's average account size.

     The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation. The Fund's effective (compounded) yield will be computed by dividing the seven-day annualized yield as defined above by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

     Current and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.


             Yield For 7-day Period ended July 31, 2001, was 3.58%. Effective Yield For 7-day Period ended July 31, 2001, was 3.64%.

YIELD - INCOME FUND, SHORT-TERM BOND FUND, INTERMEDIATE-TERM BOND FUND AND HIGH-YIELD OPPORTUNITIES FUND

The Funds may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         Yield = 2[((a-b)/(cd)+1)*6 -1]

   Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

     The 30-day yields for the period ended July 31, 2001, for the Income Fund, Short-Term Bond Fund, Intermediate-Term Bond Fund and High-Yield Opportunities Fund were 6.45%, 6.04%, 6.37%, and 10.92%, respectively.

TOTAL RETURN

The Funds may advertise performance in terms of average annual total return for 1-, 5-, and 10-year periods, or for such lesser periods as the Funds have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

     where:     P   =   a hypothetical initial payment of $1,000
                T   =   average annual total return
                n   =   number of years
              ERV   =   ending  redeemable  value of a  hypothetical  $1,000
                        payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the year or period

     The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all shareholder accounts.

                          Average Annual Total Returns
                         For Periods Ended July 31, 2001
                             1             5               10            FROM
FUND                        YEAR         YEARS            YEARS       INCEPTION

Aggressive Growth         -42.69%        9.90%            12.35%       11.61%
Growth                    -34.34%        4.87%             9.03%        7.67%
Growth & Income             2.11%       12.91%              -          12.80%*
Income Stock               10.57%       12.35%            12.18%       11.97%
Income                     13.86%        8.34%             8.34%        9.92%
Short-Term Bond             9.61%        6.87%              -           6.16%*
Science & Technology      -49.03%         -                 -           2.15%*
First Start Growth        -36.66%         -                 -           2.41%*
Intermediate-Term Bond     13.92%         -                 -           9.68%*
High-Yield Opportunities    2.68%         -                 -           5.21%*
Small Cap Stock           -21.49%         -                 -           1.69%*
Capital Growth               -            -                 -         -37.00%*

----------------
* Growth & Income and Short-Term Bond Funds commenced operations on June 1, 1993. Science & Technology and First Start Growth Funds commenced operations on August 1, 1997. Intermediate-Term Bond, High-Yield Opportunities, and Small Cap Stock Funds commenced operations on August 2, 1999. Capital Growth Fund commenced operations on October 27, 2000.

               APPENDIX A - LONG-TERM AND SHORT-TERM DEBT RATINGS

1.  LONG-TERM DEBT RATINGS:

MOODY'S INVESTOR SERVICE

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS 1, 2, AND 3 IN EACH GENERIC RATING CLASSIFICATION. THE MODIFIER 1 INDICATES THAT THE OBLIGATION RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY, THE MODIFIER 2 INDICATES A MID-RANGE RANKING, AND THE MODIFIER 3 INDICATES A RANKING IN THE LOWER END OF THAT GENERIC RATING CATEGORY.

STANDARD & POOR'S RATINGS GROUP

AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated "AA" differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

BBB An obligation rated "BBB" exhibits adequate capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated "BB" is LESS VULNERABLE to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated "B" is MORE VULNERABLE to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated "CCC" is CURRENTLY VULNERABLE to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated "C" is CURRENTLY HIGHLY VULNERABLE to nonpayment.

C The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): THE RATINGS FROM "AA" TO "CCC" MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

FITCH, INC.

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC High default risk. "CCC" ratings indicate that default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.

CC High default risk. "CC" ratings indicates that default of some kind appears probable.

C        High default risk. "C" ratings signal imminent default

DDD Default. Securities are not meeting current obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example.

DD Default. "DD" indicates expected recovery of 50% - 90% of such outstandings.

D        Default. "D" the lowest recovery potential, i.e. below 50%.

2. SHORT-TERM DEBT RATINGS:

MOODY'S CORPORATE AND GOVERNMENT

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

           o Leading market positions in well-established industries.
           o High rates of return on funds  employed.
           o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
           o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
           o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

MOODY'S MUNICIPAL

MIG 1/VMIG 1     This designation denotes best quality.  There is present strong
                 protection  by  established  cash  flows,   superior  liquidity
                 support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2     This  designation  denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3     This  designation  denotes  favorable  quality.   All  security
                 elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4     This designation denotes adequate quality.  Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

S&P CORPORATE AND GOVERNMENT

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issued designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

S&P MUNICIPAL

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2     Satisfactory  capacity  to  pay  principal  and  interest,   with  some
         vulnerability to adverse financial and economic changes over the term of the notes.

SP-3     Speculative capacity to pay principal and interest.

FITCH, INC.

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B        Speculative.   Minimal   capacity  for  timely   payment  of  financial
         commitments,   plus  vulnerability  to  near-term  adverse  changes  in
         financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D        Default.  Denotes actual or imminent payment default

                APPENDIX B - COMPARISON OF PORTFOLIO PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Funds and other comparable funds in the industry. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

     Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. Each Fund or its performance may also be compared to products and services not constituting securities subject to registration under the 1933 Act such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about each Fund may include but are not restricted to the following:

AAII JOURNAL, a monthly association magazine for members of the American Association of Individual Investors.

ARIZONA REPUBLIC, a newspaper that may cover financial and investment news.

AUSTIN AMERICAN-STATESMAN, a newspaper that may cover financial news.

BANK RATE MONITOR, a service that publishes rates on various bank products such as CDs, MMDAs, and credit cards.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

CDA/WEISENBERGER MUTUAL FUNDS INVESTMENT REPORT, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

CHICAGO TRIBUNE, a newspaper that may cover financial news.

CONSUMER REPORTS, a monthly magazine that from time to time reports on companies in the mutual fund industry.

DALLAS MORNING NEWS, a newspaper that may cover financial news.

DENVER POST, a newspaper that may quote financial news.

FINANCIAL PLANNING, a monthly magazine that may periodically review mutual fund companies.

FINANCIAL SERVICES WEEK, a weekly newspaper that covers financial news.

FINANCIAL WORLD, a monthly magazine that periodically features companies in the mutual fund industry.

FORBES,  a  national  business   publication  that   periodically   reports  the
performance of companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

FUND ACTION, a mutual fund news report.

HOUSTON CHRONICLE, a newspaper that may cover financial news.

INCOME AND SAFETY, a monthly newsletter that rates mutual funds.

INVESTECH, a bimonthly investment newsletter.

INVESTMENT ADVISOR, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

INVESTMENT  COMPANY  INSTITUTE,   the  national   association  of  the  American
investment company industry.

INVESTOR'S BUSINESS DAILY, a newspaper that covers financial news.

KIPLINGER'S PERSONAL FINANCE MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.

LIPPER, A REUTER'S COMPANY, EQUITY FUND PERFORMANCE ANALYSIS, a weekly and monthly publication of industry-wide mutual fund performance averages by type of fund.

LIPPER, A REUTER'S COMPANY, FIXED INCOME FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund performance averages by type of fund.

LOS ANGELES TIMES, a newspaper that may cover financial news.

LOUIS RUKEYSER'S WALL STREET, a publication for investors.

MEDICAL ECONOMICS, a monthly magazine providing information to the medical profession.

MONEY, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

MONEY FUND REPORT, a weekly publication of iMoneyNet, Inc. (formerly IBC Financial Data, Inc.) reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Taxable First Tier Fund Average."

MONEY MARKET INSIGHT, a monthly money market industry analysis prepared by iMoneyNet, Inc. (formerly IBC Financial Data, Inc.)

MORNINGSTAR 5 STAR INVESTOR, a monthly newsletter that covers financial news and rates mutual funds by Morningstar, Inc. (a data service which tracks open-end mutual funds).

MUTUAL FUND FORECASTER, a monthly newsletter that ranks mutual funds.

MUTUAL FUND INVESTING, a newsletter covering mutual funds.

MUTUAL FUND PERFORMANCE REPORT, a monthly publication of mutual fund performance and rankings, produced by Morningstar, Inc.

MUTUAL FUNDS MAGAZINE, a monthly publication reporting on mutual fund investing.

MUTUAL FUND SOURCE BOOK, an annual publication produced by Morningstar, Inc. that describes and rates mutual funds.

MUTUAL  FUND  VALUES,   a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc.

NEWSWEEK, a national business weekly.

NEW YORK TIMES, a newspaper that may cover financial news.

NO LOAD FUND INVESTOR, a newsletter covering companies in the mutual fund industry.

ORLANDO SENTINEL, a newspaper that may cover financial news.

PERSONAL INVESTOR, a monthly magazine that from time to time features mutual fund companies and the mutual fund industry.

SAN ANTONIO BUSINESS JOURNAL, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

SAN ANTONIO EXPRESS-NEWS, a newspaper that may cover financial news.

SAN FRANCISCO CHRONICLE, a newspaper that may cover financial news.

SMART MONEY, a monthly magazine featuring news and articles on investing and mutual funds.

USA TODAY, a newspaper that may cover financial news.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper that covers financial news.

WASHINGTON POST, a newspaper that may cover financial news.

WORTH, a magazine that covers financial and investment subjects including mutual funds.

YOUR MONEY, a monthly magazine directed toward the novice investor.

     In addition to the sources above, performance of our Funds may also be tracked by Lipper, A Reuter's Company, and Morningstar, Inc. A Fund will be compared to Lipper's or Morningstar's appropriate fund category according to its objective and portfolio holdings. Footnotes in advertisements and other sales literature will include the time period applicable for any rankings used.

     For comparative purposes, unmanaged indexes of comparable securities or economic data may be cited. Examples include the following:

 - Ibbotson Associates, Inc., Stocks, Bonds, Bills, and Inflation Yearbook.

 - Lehman Brothers 1-3 year Government/Credit Index is an unmanaged index of all the government, agency, and corporate bonds longer than one year and less than three years.

 -  Lehman  Brothers  Aggregate  Bond  Index,  is  an  unmanaged  index  of  the
Government/Credit   Undex,  the   Mortgage-Backed   Securities  Index,  and  the
Asset-Backed Securities Index.

 - NASDAQ Industrials, a composite index of approximately 3000 unmanaged securities of industrial corporations traded over the counter.

 - Russell 2000(R) Index is an index that consists of the 2,000 smallest companies in the Russell 3000(R) Index, a widely recognized small cap index.

 - S&P 500 Index, a broad-based composite unmanaged index that represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

 - S&P SmallCap 600 Index is an unmanaged market-value weighted index consisting of 600 domestic stocks chosen for market size, liquidity, and industry group representation.

 - Credit Suisse First Boston Global High Yield Index is an unmanaged, trader priced portfolio constructed to mirror the high yield debt market.

     Other sources for total return and other performance data that may be used by a Fund or by those publications listed previously are Schabaker Investment Management and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                       APPENDIX C - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method, which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

     This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

     While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

     As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.

===============================================================================
                        HOW DOLLAR-COST AVERAGING WORKS

                     $100 Invested Regularly for 5 Periods
                                  Market Trend
           --------------------------------------------------------------------
                  Down                     Up                     Mixed
           --------------------   ---------------------    --------------------
           Share       Shares     Share        Shares      Share       Shares
Investment Price      Purchased   Price       Purchased    Price      Purchased
           --------------------   ---------------------    --------------------

   $100     $10         10         $ 6          16.67       $10         10
    100       9         11.1         7          14.29         9         11.1
    100       8         12.5         7          14.29         8         12.5
    100       8         12.5         9          11.1          9         11.1
    100       6         16.67       10          10           10         10
   ----      --         -----       --          -----        --         -----
   $500  ***$41         62.77   ***$39          66.35    ***$46         54.7

          *Avg. Cost:  $ 7.97    *Avg. Cost:   $ 7.54     *Avg. Cost:  $ 9.14
                        -----                   -----                   -----
         **Avg. Price: $ 8.20   **Avg. Price:  $ 7.80    **Avg. Price: $ 9.20
                        -----                   -----                   -----

  * Average Cost is the total amount invested divided by number of shares purchased.
 **  Average  Price  is  the  sum of the  prices  paid  divided  by  number  of purchases.
***  Cumulative total of share prices used to compute average prices.
===============================================================================

                APPENDIX D - USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of no-load mutual funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide you with the opportunity to formulate your own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund, subject to the limitations described earlier. For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, call us for a prospectus. Read it carefully before you invest. Mutual fund operating expenses apply and continue throughout the life of the Fund.


  -------------------------                     --------------------------
    ASSET ALLOCATION FUNDS                              INDEX FUNDS
  -------------------------                     --------------------------
      Balanced Strategy                           Extended Market Index
    Cornerstone Strategy                           Global Titans Index
   Growth and Tax Strategy                           Nasdaq-100 Index
      Growth Strategy                                 S&P 500 Index
      Income Strategy

  ---------------------                         --------------------------
      EQUITY FUNDS                                TAX EXEMPT BOND FUNDS
  ---------------------                         --------------------------
      Aggressive Growth                                   Long-Term
        Capital Growth                                 Intermediate-Term
       Emerging Markets                                   Short-Term
      First Start Growth                               State Bond/Income
 Precious Metals and Minerals                          Income Strategy
          Growth
       Growth & Income                            --------------------------
       Income Stock                                  TAXABLE BOND FUNDS
       International                              --------------------------
    Science & Technology                                     GNMA
      Small Cap Stock                              High-Yield Opportunities
           Value                                            Income
       World Growth                                  Intermediate-Term Bond
                                                         Short-Term Bond

                                                   ---------------------------
                                                        MONEY MARKET FUNDS
                                                   ---------------------------
                                                        Money Market
                                                    Tax Exempt Money Market
                                                   Treasury Money Market Trust


FOREIGN   INVESTING  IS  SUBJECT  TO   ADDITIONAL   RISKS,   SUCH  AS  CURRENCY
FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS ARE OFFERED ONLY TO RESIDENTS OF THOSE STATES.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

"WILSHIRE 4500" IS A TRADEMARK AND "WILSHIRE" IS A SERVICE MARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAVE BEEN SUBLICENSED FOR OUR USE. THE USAA
EXTENDED MARKET INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY WILSHIRE ASSOCIATES INCORPORATED OR ANY OF ITS SUBSIDIARIES OR AFFILIATES, AND MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

"DOW JONES" AND "DOW JONES GLOBAL TITANS INDEXSM" ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA GLOBAL TITANS INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY DOW JONES AND DOW JONES MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

NASDAQ-100(R), NASDAQ-100 INDEX(R), AND NASDAQ(R) ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE USAA NASDAQ-100 INDEX FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE CORPORATIONS AND THE CORPORATIONS MAKE NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

S&P(R) IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC., AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


06143-1201

                                                        USAA MUTUAL FUND, INC.
PART C.       OTHER INFORMATION

Item 23.                                    Exhibits

1   (a)    Articles of Incorporation dated October 10, 1980 (1)
    (b)    Articles of Amendment dated January 14, 1981 (1)
    (c)    Articles Supplementary dated July 28, 1981 (1)
    (d)    Articles Supplementary dated November 3, 1982 (1)
    (e)    Articles of Amendment dated May 18, 1983 (1)
    (f)    Articles Supplementary dated August 8, 1983 (1)
    (g)    Articles Supplementary dated July 27, 1984 (1)
    (h)    Articles Supplementary dated November 5, 1985 (1)
    (i)    Articles Supplementary dated January 23, 1987 (1)
    (j)    Articles Supplementary dated May 13, 1987 (1)
    (k)    Articles Supplementary dated January 25, 1989 (1)
    (l)    Articles Supplementary dated May 2, 1991 (1)
    (m)    Articles Supplementary dated November 14, 1991 (1)
    (n)    Articles Supplementary dated April 14, 1992 (1)
    (o)    Articles Supplementary dated November 4, 1992 (1)
    (p)    Articles Supplementary dated March 23, 1993 (1)
    (q)    Articles Supplementary dated May 5, 1993 (1)
    (r)    Articles Supplementary dated November 8, 1993 (1)
    (s)    Articles Supplementary dated January 18, 1994 (1)
    (t)    Articles Supplementary dated November 9, 1994 (1)
    (u)    Articles Supplementary dated November 8, 1995 (2)
    (v)    Articles Supplementary dated February 6, 1996 (3)
    (w)    Articles Supplementary dated March 12, 1996 (4)
    (x)    Articles Supplementary dated November 13, 1996 (7)
    (y)    Articles Supplementary dated May 9, 1997 (8)
    (z)    Articles of Amendment dated July 9, 1997 (9)
    (aa)   Articles Supplementary dated November 12, 1997 (10)
    (bb)   Articles Supplementary dated April 3, 1998 (13)
    (cc)   Articles Supplementary dated May 6, 1999 (14)
    (dd)   Articles Supplementary dated November 18, 1999 (16)
    (ee)   Articles Supplementary dated July 19, 2000 (17)
    (ff)   Articles Supplementary dated February 15, 2001 (21)
    (gg)   Articles Supplementary dated June 20, 2001 (filed herewith)
    (hh)   Certificate of Correction to Articles Supplementary (filed herewith)

2          Bylaws, as amended September 17, 2001 (filed herewith)

3          SPECIMEN CERTIFICATES FOR SHARES OF
    (a)      Growth Fund (1)
    (b)      Income Fund (1)
    (c)      Money Market Fund (1)
    (d)      Aggressive Growth Fund (1)
    (e)      Income Stock Fund (1)
    (f)      Growth & Income Fund (1)
    (g)      Short-Term Bond Fund (1)
    (h)      S&P 500 Index Fund (4)

Item 23.                                    Exhibits

    (i)    Science & Technology Fund (9)
    (j)    First Start Growth Fund (9)
    (k)    Intermediate-Term Bond Fund (15)
    (l)    High-Yield Opportunities Fund (15)
    (m)    Small Cap Stock Fund (15)
    (n)    Extended Market Index Fund (19)
    (o)    Nasdaq-100 Index Fund (19)
    (p)    Global Titans Index Fund (19)
    (q)    Capital Growth Fund (19)
    (r)    Value Fund (21)

4   (a)    Advisory Agreement dated August 1, 2001 (filed herewith)
    (b) Letter Agreement dated August 3, 2001 to the Advisory Agreement adding the Value Fund (filed herewith)
    (c) Management Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
    (d) Administration and Servicing Agreement dated May 1, 2001 with respect to the S&P 500 Index Fund, Extended Market Index Fund, Nasdaq-100 Index Fund, and Global Titans Index Fund (21)
    (e) Letter Agreement to the Management Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
    (f) Management Agreement dated October 27, 2000 with respect to the Extended Market Index Fund (19)
    (g) Advisory Agreement dated October 27, 2000 with respect to the Nasdaq-100 Index Fund and the Global Titans Index Fund (19)
    (h) Sub-Advisory Agreement dated October 27, 2000 with respect to the Nasdaq-100 Index Fund and the Global Titans Index Fund (19)
    (i) Accounting Services Agreement dated October 27, 2000 with respect to the Extended Market Index Fund (19)
    (j) Administration and Servicing Agreement dated August 1, 2001 with respect to the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Income Fund, Income Stock Fund, Short-Term Bond Fund, Money Market Fund, Science & Technology Fund, First Start Growth Fund, Intermediate-Term Bond Fund, High-Yield Opportunities Fund, Small Cap Stock Fund, and Capital Growth Fund (filed herewith)
    (k) Letter Agreement dated August 3, 2001 to the Administration and Servicing Agreement with respect to the Value Fund (filed herewith)
    (l) Sub-Advisory Agreement dated August 10, 2001 with respect to the S&P 500 Index Fund (filed herewith)
    (m) Investment Accounting Agreement dated August 10, 2001 with respect to the S&P 500 Index Fund (filed herewith)

5   (a)    Underwriting Agreement dated July 25, 1990 (1)
    (b) Letter Agreement to the Underwriting Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
    (c) Letter Agreement to the Underwriting Agreement dated May 1, 1996 adding S&P 500 Index Fund (5)
    (d) Letter Agreement to the Underwriting Agreement dated August 1, 1997 adding Science & Technology Fund and First Start Growth Fund (9)
    (e) Letter Agreement to the Underwriting Agreement dated August 2, 1999 adding Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)
    (f) Letter Agreement to the Underwriting Agreement dated October 27, 2000 adding the Extended Market Index Fund, the Nasdaq-100 Index Fund, the Global Titans Index Fund, and the Capital Growth Fund (19)

Item 23.                             Exhibits

    (g) Letter Agreement to the Underwriting Agreement dated August 3, 2001 adding the Value Fund (filed herewith)

6          Not Applicable

7   (a)     Amended  and  Restated  Custodian  Agreement  dated July 1, 2001
           (filed herewith)
    (b)    Subcustodian Agreement dated March 24, 1994 (3)
    (c) Custodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
    (d) Subcustodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
    (e) Letter Agreement to the Custodian Agreement dated May 1, 1996 with respect to the S&P 500 Index Fund (5)
    (f) Custody Letter Agreement dated October 27, 2000 with respect to the Extended Market Index Fund (19) (
    (g) Addendum to the Custody Letter Agreement dated October 27, 2000 with respect to the Extended Market Index Fund (19)
    (h) Letter Agreement to the Custodian Agreement dated August 3, 2001 with respect to the Value Fund (filed herewith)

8   (a)    Articles of Merger dated January 30, 1981 (1)
    (b)    Transfer Agency Agreement dated January 23, 1992 (1)
    (c) Letter Agreement dated June 1, 1993 to Transfer Agency Agreement adding Growth & Income Fund and Short-Term Bond Fund (1)
    (d) Amendments dated August 1, 2001 to the Transfer Agency Agreement Fee Schedules for Aggressive Growth, Growth Fund, Growth & Income Fund, Income Fund, Income Stock Fund, Short-Term Bond Fund, Money Market Fund, Science & Technology Fund, First Start Growth Fund, Intermediate-Term Bond Fund, High-Yield Opportunities Fund, Small Cap Stock Fund, and Capital Growth Fund (filed herewith)
    (e)    Amendment No. 1 to Transfer Agency  Agreement dated November 14, 1995
           (2)
    (f) Letter Agreement to Transfer Agency Agreement dated May 1, 1996 adding S&P 500 Index Fund (5)
    (g) Transfer Agency Agreement Fee Schedule dated May 1, 2000 for S&P 500 Index Fund (16)
    (h) Master Revolving Credit Facility Agreement with Bank of America dated January 11, 2001 (20)
    (i) Letter Agreement to Transfer Agency Agreement dated August 1, 1997 adding Science & Technology Fund and First Start Growth Fund (9)
    (j) Master Revolving Credit Facility Agreement with USAA Capital Corporation dated January 11, 2001 ($400,000,000) (20)
    (k) Letter Agreement to Transfer Agency Agreement dated August 2, 1999 adding Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)
    (l) Master-Feeder Participation Agreement dated October 27, 2000 with respect to the Extended Market Index Fund (19)
    (m) Letter Agreement to the Transfer Agency Agreement dated October 27, 2000 adding the Extended Market Index Fund, the Nasdaq-100 Index Fund, the Global Titans Index Fund, and the Capital Growth Fund (19)
    (n) Transfer Agency Agreement Fee Schedule for the Extended Market Index Fund (19)
    (o)    Transfer Agency  Agreement Fee Schedule for the Nasdaq-100 Index Fund
           (19)
    (p) Transfer Agency Agreement Fee Schedule for the Global Titans Index Fund (19)
    (q)    License  Agreement for  Nasdaq-100  Index Fund dated October 27, 2000
           (19)
    (r)    License Agreement for Global Titans Index Fund dated October 27, 2000
           (19)
    (s) Sublicense Agreement for Extended Market Index Fund dated October 27, 2000 (19)

    (t) Commodity Customer's Agreement for the Nasdaq-100 Index Fund and the Global Titans Index Fund dated October 27, 2000 (19)
    (u) Letter Agreement to the Transfer Agency Agreement dated August 3, 2001 adding the Value Fund (filed herewith)
    (v) Transfer Agency Agreement Fee Schedule dated August 3, 2001 for the Value Fund (filed herewith)

9   (a)    Opinion of Counsel  with  respect to the Growth  Fund,  Income  Fund,
           Income Stock Fund, Growth & Income Fund, Short-Term Bond Fund, Science & Technology, and First Start Growth Fund (19)
    (b) Opinion and Consent of Counsel with respect to the Aggressive Growth Fund and Money Market Fund (filed herewith)
    (c) Consent of Counsel with respect to the Growth Fund, Income Fund, Income Stock Fund, Growth & Income Fund, Short-Term Bond Fund, Science & Technology, First Start Growth Fund, Intermediate-Term Bond Fund, High-Yield Opportunities Fund, Small Cap Stock Fund, and Capital Growth Fund (filed herewith)
    (d)    Opinion of Counsel with respect to the S&P 500 Index Fund (16)
    (e) Opinion of Counsel with respect to the Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (14)
    (f) Consent of Counsel with respect to the S&P 500 Index Fund, Extended Market Index Fund, Nasdaq-100 Index Fund, and Global Titans Index Fund (20)
    (g) Opinion of Counsel with respect to the Extended Market Index Fund, the Nasdaq-100 Index Fund, the Global Titans Index Fund, and the Capital Growth Fund (18)
    (h)    Opinion and Consent of Counsel with respect to the Value Fund (21)

10         Independent Auditors' Consent  (filed herewith)

11         Omitted financial statements - Not Applicable

12         SUBSCRIPTIONS AND INVESTMENT LETTERS
    (a) Subscription and Investment Letter for Growth & Income Fund and Short-Term Bond Fund (1)
    (b)    Subscription and Investment Letter for S&P 500 Index Fund (5)
    (c) Subscription and Investment Letter for Science & Technology Fund and First Start Growth Fund (9)
    (d) Subscription and Investment Letter for the Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)
    (e) Subscription and Investment Letter for the Extended Market Index Fund, Nasdaq-100 Index Fund, Global Titans Index Fund, and Capital Growth Fund (19)
    (f)    Subscription  and  Investment   Letter  for  the  Value  Fund  (filed
           herewith)

13         12b-1 Plans - Not Applicable

14         18f-3 Plans - Not Applicable

15         Reserved

16         CODE OF ETHICS
    (a)    USAA Investment Management Company (20)
    (b)    Deutsche Asset Management, Inc. (20)
    (c)    Merrill Lynch Investment Managers (18)
    (d)    Barclays Global Investors, N.A. (18)

17         POWERS OF ATTORNEY
    (a) Powers of Attorney for Sherron A. Kirk, David G. Peebles, Robert L. Mason, Richard A. Zucker, Barbara B. Dreeben, and Michael F. Reimherr dated April 18, 2000 (16)
    (b)    Power of Attorney for Robert G. Davis dated July 19, 2000 (17)
    (c)    Power of Attorney for Laura T. Starks dated February 15, 2001 (20)
    (d)    Power of Attorney for Christopher W. Claus dated May 18, 2001 (21)
    (e)    Power of Attorney for David M. Holmes (filed herewith)


-----------

(1) Previously filed with Post-Effective Amendment No. 38 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 29, 1995.

(2) Previously filed with Post-Effective Amendment No. 39 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 21, 1995.

(3) Previously filed with Post-Effective Amendment No. 40 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 15, 1996.

(4) Previously filed with Post-Effective Amendment No. 41 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 26, 1996.

(5) Previously filed with Post-Effective Amendment No. 42 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 11, 1996.

(6) Previously filed with Post-Effective Amendment No. 43 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 1, 1996.

(7) Previously filed with Post-Effective Amendment No. 44 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 21, 1997.

(8) Previously filed with Post-Effective Amendment No. 45 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 16, 1997.

(9) Previously filed with Post-Effective Amendment No. 46 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 30, 1997.

(10) Previously filed with Post-Effective Amendment No. 47 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 26, 1998.

(11) Previously filed with Post-Effective Amendment No. 48 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 27, 1998.

(12) Previously filed with Post-Effective Amendment No. 49 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 30, 1998.

(13) Previously filed with Post-Effective Amendment No. 50 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 26, 1999.

(14) Previously filed with Post-Effective Amendment No. 51 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 14, 1999.

(15) Previously filed with Post-Effective Amendment No. 52 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 30, 1999.

(16) Previously filed with Post-Effective Amendment No. 53 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 28, 2000.

(17) Previously filed with Post-Effective Amendment No. 54 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on August 4, 2000.

(18) Previously filed with Post-Effective Amendment No. 55 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 27, 2000.

(19) Previously filed with Post-Effective Amendment No. 56 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 30, 2000.

(20) Previously filed with Post-Effective Amendment No. 57 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 30, 2001.


(21) Previously filed with Post-Effective Amendment No. 58 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 18, 2001.

Item 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUND

           Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Directors and Officers of the Company" in the Statement of Additional Information.

Item 25.   INDEMNIFICATION

           Protection for the liability of the adviser and underwriter and for the officers and directors of the Registrant is provided by two methods:

     (a) THE DIRECTOR AND OFFICER LIABILITY POLICY. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of the Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant.

     (b) STATUTORY INDEMNIFICATION PROVISIONS. Under Section 2-418 of the Maryland General Corporation Law, the Registrant is authorized to indemnify any past or present director, officer, agent or employee against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him in connection with any proceeding in which he is a party by reason of having served as a director, officer, agent or employee, if he acted in good faith and reasonably believed that, (i) in the case of conduct in his official capacity with the Registrant, that his conduct was in the best interests of the Registrant, or (ii) in all other cases, that his conduct was at least not opposed to the best interests of the Registrant. In the case of any criminal proceeding, said director, officer, agent, or employee must in addition have had no reasonable cause to believe that his conduct was unlawful. In the case of a proceeding by or in the right of the Registrant, indemnification may only be made against reasonable expenses and may not be made in respect of any proceeding in which the director, officer, agent, or employee shall have been adjudged to be liable to the Registrant. The termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, or its equivalent creates a rebuttable presumption that the director, officer, agent, or employee did not meet the requisite standard of conduct for indemnification. No indemnification may be made in respect of any proceeding charging improper personal benefit to the director, officer, agent, or employee whether or not involving action in such person's official capacity, if such person was adjudged to be liable on the basis that improper personal benefit was received. If such director, officer, agent, or employee is successful, on the merits or otherwise, in defense of any such proceeding against him, he shall be indemnified against the reasonable expenses incurred by him (unless such indemnification is limited by the Registrant's charter, which it is not). Additionally, a court of appropriate jurisdiction may order indemnification in certain circumstances even if the appropriate standard of conduct set forth above was not met.

           Indemnification may not be made unless authorized in the specific case after determination that the applicable standard of conduct has been met. Such determination shall be made by either: (i) the board of directors by either (x) a majority vote of a quorum consisting of directors not parties to the proceeding or (y) if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not at the time parties to such proceeding who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate; (ii) special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) above, or, if the requisite quorum of the board cannot be obtained therefore and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or (iii) the stockholders.

           Reasonable expenses may be reimbursed or paid by the Registrant in advance of final disposition of a proceeding after a determination, made in accordance with the procedures set forth in the preceding paragraph, that the facts then known to those making the determination would not preclude indemnification under the applicable standards provided the Registrant receives (i) a written affirmation of the good faith belief of the person seeking indemnification that the applicable standard of conduct necessary for indemnification has been met, and (ii) written undertaking to repay the advanced sums if it is ultimately determined that the applicable standard of conduct has not been met.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the Registrant's Articles of Incorporation or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

           Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Fund Management" and to the section of the Statement of Additional Information captioned "Directors and Officers of the Company."

Item 27.   PRINCIPAL UNDERWRITERS

     (a) USAA Investment Management Company (the "Adviser") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. The Adviser, wholly owned by United Services Automobile Association, also serves as principal underwriter for USAA Tax Exempt Fund, Inc., USAA Investment Trust, and USAA State Tax-Free Trust.

     (b) Set forth below is information concerning each director and executive officer of USAA Investment Management Company.

NAME AND PRINCIPAL            POSITION AND OFFICES        POSITION AND OFFICES
 BUSINESS ADDRESS               WITH UNDERWRITER             WITH REGISTRANT

Robert G. Davis              Director and Chairman        Director and
9800 Fredericksburg Road     of the Board of              Chairman of the
San Antonio, TX 78288        Directors                    Board of Directors

Christopher W. Claus         Chief Executive Officer,     President, Director
9800 Fredericksburg Road     President, Director, and     and Vice Chairman of
San Antonio, TX 78288        Vice Chairman of the         the Board of Directors
Board of Directors

David G. Peebles             Senior Vice President,       Vice President and
9800 Fredericksburg Road     Equity Investments, and      Director
San Antonio, TX 78288        Director

Kenneth E. Willmann          Senior Vice President,       Vice President
9800 Fredericksburg Road     Fixed Income Investments
San Antonio, TX 78288        and Director

Michael D. Wagner            Vice President, Secretary    Secretary
9800 Fredericksburg Road     and Counsel
San Antonio, TX 78288

Mark S. Howard               Vice President, Securities   Assistant Secretary
9800 Fredericksburg Road     Counsel and Compliance, and
San Antonio, TX 78288        Assistant Secretary


David M. Holmes              Senior Vice President,       Treasurer
9800 Fredericksburg Road     Senior Financial Officer,
San Antonio, TX 78288        and Treasurer


     (c)   Not Applicable

Item 28.   LOCATION OF ACCOUNTS AND RECORDS

           The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

                    USAA Investment Management Company
                    9800 Fredericksburg Road
                    San Antonio, Texas 78288

                    USAA Shareholder Account Services
                    9800 Fredericksburg Road
                    San Antonio, Texas 78288

                    State Street Bank and Trust Company
                    1776 Heritage Drive
                    North Quincy, Massachusetts 02171

Item 29.   MANAGEMENT SERVICES

           Not Applicable

Item 30.   UNDERTAKINGS

           None

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas on the 17th day of September 2001.

                                               USAA MUTUAL FUND, INC.


                                               /s/ Christopher W. Claus
                                               -----------------------------
                                               Christopher W. Claus
                                               President

     Pursuant to the requirements of the Securities Act, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

        (Signature)               (Title)                         (Date)
/s/ Robert G. Davis         Chairman of the
---------------------       Board of Directors              September 17, 2001
Robert G. Davis

/s/ Christopher W. Claus    Vice Chairman of the Board
-----------------------     of Directors and President
Christopher W. Claus        (Principal Executive Officer)   September 17, 2001

/s/ David M. Holmes         Treasurer (Principal
----------------------      Financial and
David M. Holmes             Accounting Officer)             September 17, 2001

/s/ David G. Peebles
-----------------------     Director                        September 17, 2001
David G. Peebles

/s/ Robert L. Mason
-----------------------     Director                        September 17, 2001
Robert L. Mason

/s/ Michael F. Reimherr
-----------------------     Director                        September 17, 2001
Michael F. Reimherr

/s/ Richard A. Zucker
----------------------      Director                        September 17, 2001
Richard A. Zucker

/s/ Barbara B. Dreeben
------------------------    Director                        September 17, 2001
Barbara B. Dreeben

/s/ Laura T. Starks
----------------------      Director                        September 17, 2001
Laura T. Starks

                                  Exhibit Index

EXHIBIT                             ITEM                             PAGE NO. *



1   (a)    Articles of Incorporation dated October 10, 1980 (1)
    (b)    Articles of Amendment dated January 14, 1981 (1)
    (c)    Articles Supplementary dated July 28, 1981 (1)
    (d)    Articles Supplementary dated November 3, 1982 (1)
    (e)    Articles of Amendment dated May 18, 1983 (1)
    (f)    Articles Supplementary dated August 8, 1983 (1)
    (g)    Articles Supplementary dated July 27, 1984 (1)
    (h)    Articles Supplementary dated November 5, 1985 (1)
    (i)    Articles Supplementary dated January 23, 1987 (1)
    (j)    Articles Supplementary dated May 13, 1987 (1)
    (k)    Articles Supplementary dated January 25, 1989 (1)
    (l)    Articles Supplementary dated May 2, 1991 (1)
    (m)    Articles Supplementary dated November 14, 1991 (1)
    (n)    Articles Supplementary dated April 14, 1992 (1)
    (o)    Articles Supplementary dated November 4, 1992 (1)
    (p)    Articles Supplementary dated March 23, 1993 (1)
    (q)    Articles Supplementary dated May 5, 1993 (1)
    (r)    Articles Supplementary dated November 8, 1993 (1)
    (s)    Articles Supplementary dated January 18, 1994 (1)
    (t)    Articles Supplementary dated November 9, 1994 (1)
    (u)    Articles Supplementary dated November 8, 1995 (2)
    (v)    Articles Supplementary dated February 6, 1996 (3)
    (w)    Articles Supplementary dated March 12, 1996 (4)
    (x)    Articles Supplementary dated November 13, 1996 (7)
    (y)    Articles Supplementary dated May 9, 1997 (8)
    (z)    Articles of Amendment dated July 9, 1997 (9)
    (aa)   Articles Supplementary dated November 12, 1997 (10)
    (bb)   Articles Supplementary dated April 3, 1998 (13)
    (cc)   Articles Supplementary dated May 6, 1999 (14)
    (dd)   Articles Supplementary dated November 18, 1999 (16)
    (ee)   Articles Supplementary dated July 19, 2000 (17)
    (ff)   Articles Supplementary dated February  15, 2001 (21)
    (gg)   Articles Supplementary dated June 20, 2001 (filed
           herewith)                                                        401
    (hh)   Certificate of Correction to Articles Supplementary
           (filed herewith)                                                 405

2          Bylaws, as amended September 17, 2001 (filed herewith)           408

3          SPECIMEN CERTIFICATES FOR SHARES OF
    (a)    Growth Fund (1)
    (b)    Income Fund (1)
    (c)    Money Market Fund (1)
    (d)    Aggressive Growth Fund (1)
    (e)    Income Stock Fund (1)
    (f)    Growth & Income Fund (1)
    (g)    Short-Term Bond Fund (1)
    (h)    S&P 500 Index Fund (4)
    (i)    Science & Technology Fund (9)

 EXHIBIT                             ITEM                             PAGE NO. *

    (j)    First Start Growth Fund (9)
    (k)    Intermediate-Term Bond Fund (15)
    (l)    High-Yield Opportunities Fund (15)
    (m)    Small Cap Stock Fund (15)
    (n)    Extended Market Index Fund (19)
    (o)    Nasdaq-100 Index Fund (19)
    (p)    Global Titans Index Fund (19)
    (q)    Capital Growth Fund (19)
    (r)    Value Fund (21)

4   (a)    Advisory Agreement dated August 1, 2001 (filed herewith)         420
    (b)    Letter  Agreement  dated  August  3,  2001 to the  Advisory
           Agreement adding the Value Fund (filed herewith)                 434
    (c)    Management  Agreement dated May 1, 1996 with respect to the
           S&P 500 Index Fund (5)
    (d)    Administration  and Servicing  Agreement  dated May 1, 2001 with  respect to the S&P 500 Index  Fund,  Extended  Market
           Index Fund,  Nasdaq-100 Index Fund, and Global Titans Index
           Fund (21)
    (e)    Letter  Agreement to the Management  Agreement dated May 1,
           1996 with respect to the S&P 500 Index Fund (5)
    (f)    Management Agreement dated October 27, 2000 with respect to the Extended Market Index Fund (19)
    (g)    Advisory  Agreement  dated October 27, 2000 with respect to the Nasdaq-100  Index Fund and the Global Titans Index Fund
           (19)
    (h)    Sub-Advisory  Agreement dated October 27, 2000 with respect to the  Nasdaq-100  Index Fund and the Global  Titans Index
           Fund (19)
    (i)    Accounting  Services  Agreement dated October 27, 2000 with respect to the Extended Market Index Fund (19)
    (j)    Administration and Servicing Agreement dated August 1, 2001 with respect to the  Aggressive  Growth Fund,  Growth Fund,
           Growth & Income  Fund,  Income  Fund,  Income  Stock  Fund,
           Short-Term  Bond  Fund,   Money  Market  Fund,   Science  &
           Technology Fund, First Start Growth Fund, Intermediate-Term
           Bond Fund,  High-Yield  Opportunities Fund, Small Cap Stock
           Fund, and Capital Growth Fund (filed herewith)                   440
    (k)    Letter Agreement dated August 3, 2001 to the Administration and  Servicing  Agreement  with  respect  to the Value Fund
           (filed herewith)                                                 447
    (l)    Sub-Advisory  Agreement  dated August 10, 2001 with respect
           to the S&P 500 Index Fund (filed herewith)                       449
    (m)    Investment Accounting Agreement dated August 10, 2001  with
           respect to the S&P 500 Index Fund (filed herewith)               463

5   (a)    Underwriting Agreement dated July 25, 1990 (1)
    (b) Letter Agreement to the Underwriting Agreement dated June 1, 1993 adding Growth & Income Fund and Short-Term Bond Fund (1)
    (c) Letter Agreement to the Underwriting Agreement dated May 1, 1996 adding S&P 500 Index Fund (5)
    (d) Letter Agreement to the Underwriting Agreement dated August 1, 1997 adding Science & Technology Fund and First Start Growth Fund (9)

    (e) Letter Agreement to the Underwriting Agreement dated August 2, 1999 adding Intermediate-Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)

    (f) Letter Agreement to the Underwriting Agreement dated October 27, 2000 adding the Extended Market Index Fund, the Nasdaq-100 Index Fund, the Global Titans Index Fund, and the Capital Growth Fund (19)

    (g)    Letter Agreement to the Underwriting Agreement dated August
           3, 2001 adding the Value Fund (filed herewith)                   474


6          Not Applicable


7   (a)    Amended and Restated Custodian Agreement dated July 1, 2001
           (filed herewith)                                                 476
    (b)    Subcustodian Agreement dated March 24, 1994 (3)
    (c)    Custodian Agreement dated May 1, 1996 with respect to the
           S&P 500 Index Fund (5)
    (d)    Subcustodian  Agreement dated May 1, 1996 with respect
           to the S&P 500 Index Fund (5)
    (e)    Letter  Agreement  to the  Custodian  Agreement  dated  May
           1,1996 with respect to the S&P 500 Index Fund (5)
    (f)    Custody  Letter  Agreement  dated  October  27,  2000  with respect to the Extended Market Index Fund (19)
    (g)    Addendum to Custody Letter Agreement dated October 27, 2000 with respect to the Extended Market Index Fund (19)
    (h)    Letter Agreement to the Custodian Agreement dated August 3,
           2001 with respect to the Value Fund (filed herewith)             506

8   (a)    Articles of Merger dated January 30, 1981 (1)
    (b)    Transfer Agency Agreement dated January 23, 1992 (1)
    (c) Letter Agreement dated June 1, 1993 to Transfer Agency Agreement adding Growth & Income Fund and Short-Term Bond Fund (1)
    (d) Amendments dated August 1, 2001 to the Transfer Agency Agreement Fee Schedules for Aggressive Growth Fund, Growth
           Fund, Growth & Income Fund, Income Fund, Income Stock Fund,
           Short-Term  Bond  Fund,   Money  Market  Fund,   Science  &
           Technology Fund, First Start Growth Fund, Intermediate-Term
           Bond Fund,  High-Yield  Opportunities Fund, Small Cap Stock
           Fund, and Capital Growth Fund (filed herewith)                   512
    (e)    Amendment No. 1 to Transfer Agency Agreement dated November 14,
           1995(2)
    (f)    Letter  Agreement to Transfer Agency Agreement dated May 1,
           1996 adding S&P 500 Index Fund (5) (g) Transfer Agency Agreement Fee Schedule dated May 1, 2000 for S&P 500 Index
           Fund (16) (h) Master  Revolving  Credit Facility  Agreement
           with Bank of America dated January 11, 2001 (20) (i) Letter Agreement to Transfer Agency Agreement dated August 1, 1997 adding  Science &  Technology  Fund and First Start  Growth
           Fund (9)
    (j)    Master  Revolving  Credit  Facility   Agreement  with  USAA
           Capital  Corporation  dated January 11, 2001  ($40,000,000)
           (20)
    (k)    Letter  Agreement to Transfer Agency Agreement dated August
           2, 1999 adding Intermediate- Term Bond Fund, High-Yield Opportunities Fund, and Small Cap Stock Fund (15)
    (l)    Master-Feeder  Participation  Agreement  dated  October 27,
           2000 with respect to the Extended Market Index Fund (19)

EXHIBIT                             ITEM                             PAGE NO. *

    (m)    Letter  Agreement to the Transfer  Agency  Agreement  dated
           October 27, 2000 adding the Extended Market Index Fund, the Nasdaq-100 Index Fund, the Global Titans Index Fund, and
           the Capital Growth Fund (19)
    (n)    Transfer  Agency  Agreement  Fee  Schedule for the Extended
           Market Index Fund (19)
    (o)    Transfer  Agency  Agreement Fee Schedule for the Nasdaq-100
           Index Fund (19)
    (p)    Transfer  Agency  Agreement  Fee Schedule for Global Titans
           Index Fund (19)
    (q)    License  Agreement for Nasdaq-100  Index Fund dated October
           27, 2000 (19)
    (r)    License  Agreement  for  Global  Titans  Index  Fund  dated
           October 27, 2000 (19)
    (s)    Sublicense  Agreement  for the  Extended  Market Index Fund
           dated October 27, 2000 (19)
    (t)    Commodity  Customer's  Agreement for the  Nasdaq-100  Index
           Fund and Global Titans Index Fund dated October 27, 2000 (19)
    (u)    Letter  Agreement to the Transfer  Agency  Agreement  dated
           August 3, 2001 adding the Value Fund (filed herewith)            526
    (v)    Transfer Agency Agreement Fee Schedule dated August 3, 2001
           for the Value Fund (filed herewith)                              528

9   (a)    Opinion of Counsel with respect to the Growth Fund,  Income
           Fund, Income Stock Fund,  Growth & Income Fund,  Short-Term
           Bond  Fund,  Science  & Technology, and First Start  Growth
           Fund (19)
    (b)    Opinion and Consent of Counsel with respect to the Aggressive
           Growth Fund and Money Market Fund (filed herewith)               530
    (c)    Consent of Counsel with respect to the Growth Fund,  Income
           Fund, Money Market Fund, Income Stock Fund, Growth & Income
           Fund,  Short-Term  Bond Fund,  Science & Technology,  First
           Start Growth Fund, Intermediate-Term Bond Fund, High-Yield Opportunities Fund, Small Cap Stock Fund, and Capital
           Growth Fund (filed herewith)                                     532
    (d)    Opinion of Counsel  with  respect to the S&P 500 Index Fund
           (16)
    (e)    Opinion of Counsel  with  respect to the  Intermediate-Term
           Bond Fund,  High-Yield  Opportunities  Fund,  and Small Cap
           Stock Fund (14)
    (f)    Consent of Counsel  with respect to the S&P 500 Index Fund,
           Extended  Market  Index Fund,  Nasdaq-100  Index Fund,  and
           Global Titans Index Fund (20)
    (g)    Opinion of Counsel  with  respect  to the  Extended  Market
           Index Fund,  the  Nasdaq-100  Index Fund, the Global Titans
           Index Fund, and the Capital Growth Fund (18)
    (h)    Opinion  and Consent of Counsel  with  respect to the Value
           Fund (21)

10         Independent Auditors' Consent (filed herewith)                   534


11         Omitted financial statements - Not Applicable


12         SUBSCRIPTIONS AND INVESTMENT LETTERS
    (a)    Subscription and Investment Letter for Growth & Income Fund
           and Short-Term Bond Fund (1)
    (b)    Subscription  and Investment  Letter for S&P 500 Index Fund
           (5)
    (c)    Subscription and Investment Letter for Science & Technology
           Fund and First Start Growth Fund (9)
    (d)    Subscription  and Investment  Letter for the  Intermediate-
           Term Bond Fund,  High-Yield  Opportunities  Fund, and Small
           Cap Stock Fund (15)
    (e)    Subscription and Investment  Letter for the Extended Market
           Index Fund,  Nasdaq-100  Index Fund,  Global  Titans  Index
           Fund, and Capital Growth Fund (19)
    (f)    Subscription  and  Investment  Letter  for the  Value  Fund
           (filed herewith)                                                 536

EXHIBIT                             ITEM                             PAGE NO. *

13         12b-1 Plans - Not Applicable

14         18f-3 Plans - Not Applicable

15         Reserved

16         CODE OF ETHICS
    (a)    USAA Investment Management Company (20)
    (b)    Deutsche Asset Management, Inc. (20)
    (c)    Merrill Lynch Investment Mangers (18)
    (d)    Barclays Global Investors, N.A. (18)


17         POWERS OF ATTORNEY
    (a)    Powers of Attorney for Sherron A. Kirk,  David G.  Peebles,
           Robert L. Mason, Richard A. Zucker, Barbara B. Dreeben, and
           Michael F. Reimherr dated April 18, 2000 (16)
    (b)    Power of  Attorney  for Robert G. Davis dated July 19, 2000
           (17)
    (c)    Power of Attorney  for Laura T. Starks  dated  February 15,
           2001 (20)
    (d)    Power of Attorney for  Christopher W. Claus dated April 26,
           2001 (21)
    (e)    Power of Attorney for David M. Holmes (filed herewith)           539


-----------------

 (1) Previously filed with Post-Effective Amendment No. 38 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 29, 1995.

 (2) Previously filed with Post-Effective Amendment No. 39 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 21, 1995.

 (3) Previously filed with Post-Effective Amendment No. 40 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 15, 1996.

 (4) Previously filed with Post-Effective Amendment No. 41 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 26, 1996.

 (5) Previously filed with Post-Effective Amendment No. 42 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 11, 1996.

 (6) Previously filed with Post-Effective Amendment No. 43 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 1, 1996.

 (7) Previously filed with Post-Effective Amendment No. 44 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 21, 1997.

 (8) Previously filed with Post-Effective Amendment No. 45 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 16, 1997.

 (9) Previously filed with Post-Effective Amendment No. 46 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 30, 1997.

 (10) Previously filed with Post-Effective Amendment No. 47 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 26, 1998.

 (11) Previously filed with Post-Effective Amendment No. 48 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 27, 1998.

 (12) Previously filed with Post-Effective Amendment No. 49 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on September 30, 1998.

 (13) Previously filed with Post-Effective Amendment No. 50 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on February 26, 1999.

 (14) Previously filed with Post-Effective Amendment No. 51 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 14, 1999.

 (15) Previously filed with Post-Effective Amendment No. 52 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 30, 1999.

 (16) Previously filed with Post-Effective Amendment No. 53 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 28, 2000.

 (17) Previously filed with Post-Effective Amendment No. 54 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on August 4, 2000.

 (18) Previously filed with Post-Effective Amendment No. 55 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on October 27, 2000.

 (19) Previously filed with Post-Effective Amendment No. 56 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on November 30, 2000.

 (20) Previously filed with Post-Effective Amendment No. 57 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on April 30, 2001.

 (21) Previously filed with Post-Effective Amendment No. 58 of the Registrant (No. 2-49560) filed with the Securities and Exchange Commission on May 18, 2001.


* Refers to sequentially numbered page